USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset Backed Securities (0.4%)
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 6/18/22 @ 100	$240	$246
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 9/18/22 @ 100	86	87
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100(a)	271	271
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	165	168
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100(a)	120	121
Navient Student Loan Trust, Series 2015-2, Class B, 3.65%(LIBOR01M+150bps), 8/25/50, Callable 1/25/28 @ 100(b)	50	50
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	36	37
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25(a)	280	291
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 9/20/19 @ 100(a)	70	71
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	137	138
Total Asset Backed Securities (Cost $1,450)		1,480

Collateralized Mortgage Obligations (0.1%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44(c)	39	16
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51(c)	7	7
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.73%(LIBOR01M+250bps), 10/7/21(a)(b)	160	159
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 2.39%(LIBOR01M+19bps), 2/15/40(b)	2	1
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.94%, 1/15/49(c)(m)	799	65
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	20	17
Sequoia Mortgage Trust, Series 2003-5, Class B1, 3.07%(LIBOR01M+90bps), 9/20/33, Callable 9/20/19 @ 100(b)	28	28
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 2.68%(LIBOR01M+50bps), 7/19/35, Callable 9/19/19 @ 100(b)	158	156
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.24%, 5/10/45(a)(c)(m)	840	36
Wells Fargo Mortgage Backed Securities, Series 2005-AR6, Class B1, 5.16%, 4/25/35, Callable 9/25/19 @ 100(c)	29	29
Total Collateralized Mortgage Obligations (Cost $539)		514

Common Stocks (29.2%)

Communication Services (2.8%):
Alphabet, Inc., Class A(d)	260	310
Altice USA, Inc., Class A(d)	4,870	141
AMC Networks, Inc., Class A(d)	1,727	84
AT&T, Inc.	68,699	2,422

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CBS Corp., Class B	6,180	$260
CenturyLink, Inc.	14,148	161
Comcast Corp., Class A	52,633	2,329
DISH Network Corp., Class A(d)	4,957	166
Entravision Communications Corp., Class A	17,310	53
InterActive Corp.(d)	1,300	331
Live Nation Entertainment, Inc.(d)	5,656	393
Omnicom Group, Inc.	8,610	655
Shenandoah Telecommunications Co.	999	32
Sinclair Broadcast Group, Inc., Class A	1,677	75
Sirius XM Holdings, Inc.(e)	42,860	264
Tegna, Inc.	6,509	93
T-Mobile US, Inc.(d)	5,860	457
Twitter, Inc.(d)	5,989	255
Verizon Communications, Inc.	26,425	1,537
Viacom, Inc., Class B	11,610	290
Vonage Holdings Corp.(d)	3,034	40
		10,348
Consumer Discretionary (2.8%):
American Axle & Manufacturing Holdings, Inc.(d)	4,200	27
Asbury Automotive Group, Inc.(d)	598	56
AutoZone, Inc.(d)	242	267
Bed Bath & Beyond, Inc.(e)	7,157	69
Best Buy Co., Inc.	5,070	323
Big Lots, Inc.	1,258	29
Bloomin’ Brands, Inc.	1,989	36
Brunswick Corp.	1,108	51
Carnival Corp.	5,650	249
Carter’s, Inc.	1,598	146
Cracker Barrel Old Country Store, Inc.	726	120
Dana, Inc.	3,584	46
Deckers Outdoor Corp.(d)	388	57
Del Taco Restaurants, Inc.(d)	3,229	36
Dick’s Sporting Goods, Inc.	1,896	65
Ethan Allen Interiors, Inc.	2,414	42
Foot Locker, Inc.	4,707	170
General Motors Co., Class C	8,030	298
Gentex Corp.	3,557	94
Group 1 Automotive, Inc.	1,007	75
Helen of Troy Ltd.(d)	204	31
Kontoor Brands, Inc.(d)	1,518	52
Las Vegas Sands Corp.	4,440	246
La-Z-Boy, Inc.	1,662	53
Lowe’s Co., Inc.	4,350	487
Lululemon Athletica, Inc.(d)	1,430	264
Macy’s, Inc.	11,750	173
McDonald’s Corp.	2,781	606
Nike, Inc., Class B	6,230	527
Norwegian Cruise Line Holdings Ltd.(d)	4,830	245
NVR, Inc.(d)	80	288
Office Depot, Inc.	25,470	33
O’Reilly Automotive, Inc.(d)	970	372
Penske Automotive Group, Inc.	811	35
PulteGroup, Inc.	5,710	193
Qurate Retail, Inc., Class A(d)	23,770	255
Ross Stores, Inc.	4,430	470
Starbucks Corp.	11,608	1,122
Steven Madden Ltd.	1,787	59
Sturm Ruger & Co., Inc.	1,043	43
The Buckle, Inc.(e)	2,129	42
The Home Depot, Inc.	6,115	1,393

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The TJX Cos., Inc.	3,342	$184
Thor Industries, Inc.	1,546	71
Toll Brothers, Inc.	1,861	67
Tractor Supply Co.	1,713	175
Williams-Sonoma, Inc.	1,348	89
		9,831
Consumer Staples (2.5%):
Altria Group, Inc.	7,710	337
Cal-Maine Foods, Inc.	1,071	43
Flowers Foods, Inc.	4,172	95
Hostess Brands, Inc.(d)	4,041	57
Ingles Markets, Inc., Class A	1,484	58
Ingredion, Inc.	3,330	257
Nu Skin Enterprises, Inc., Class A	917	37
PepsiCo, Inc.	6,360	870
Sanderson Farms, Inc.	364	54
Spectrum Brands Holdings, Inc.	1,582	88
Sysco Corp.	5,710	424
The Coca-Cola Co.	15,280	841
The Estee Lauder Cos., Inc.	2,320	460
The Hershey Co.	1,580	250
The J.M. Smucker Co.	3,080	324
The Procter & Gamble Co.	18,363	2,208
Tyson Foods, Inc., Class A	6,000	559
US Foods Holding Corp.(d)	4,043	164
Walgreens Boots Alliance, Inc.	9,020	462
Wal-Mart, Inc.	11,151	1,274
		8,862
Energy (1.4%):
Chevron Corp.	3,862	455
ConocoPhillips	11,860	619
Core Laboratories N.V.	1,248	49
Delek US Holdings, Inc.	3,287	108
Dril-Quip, Inc.(d)	1,311	60
Exxon Mobil Corp.	11,444	783
HollyFrontier Corp.	4,855	215
Laredo Petroleum, Inc.(d)	10,257	25
Marathon Petroleum Corp.	7,490	369
Matador Resources Co.(d)	2,937	46
Occidental Petroleum Corp.	11,560	503
ONEOK, Inc.	5,860	418
Par Pacific Holdings, Inc.(d)	3,273	71
PBF Energy, Inc., Class A	5,144	122
Phillips 66	6,320	623
Plains GP Holdings LP, Class A	11,370	249
Valero Energy Corp.	4,440	334
		5,049
Financials (3.8%):
Ally Financial, Inc.	12,610	394
American Equity Investment Life Holding Co.	3,371	73
American Express Co.	2,566	309
Aon PLC	2,660	518
Bank of America Corp.	29,040	799
Bank of Hawaii Corp.	2,002	166
BankUnited, Inc.	4,333	138
Berkshire Hathaway, Inc., Class B(d)	1,160	236
Cadence BanCorp	5,975	92
Capital One Financial Corp.	4,070	353
Chimera Investment Corp.	7,251	138

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CIT Group, Inc.	7,150	$305
Citigroup, Inc.	20,260	1,304
Cullen/Frost Bankers, Inc.	1,677	139
Discover Financial Services	3,610	289
Employers Holdings, Inc.	2,497	108
Essent Group Ltd.(d)	4,086	198
First BanCorp.	4,885	47
Great Western BanCorp, Inc.	3,934	117
JPMorgan Chase & Co.	14,140	1,554
KeyCorp	15,270	253
Ladder Capital Corp.	7,189	121
Legg Mason, Inc.	2,489	92
LPL Financial Holdings, Inc.	1,632	122
MetLife, Inc.	6,490	288
MGIC Investment Corp.	5,106	65
Moody’s Corp.	1,245	268
Nelnet, Inc., Class A	1,814	122
Primerica, Inc.	1,108	132
Principal Financial Group, Inc.	5,490	292
Prudential Financial, Inc.	2,850	228
Radian Group, Inc.	3,784	85
Regions Financial Corp.	15,250	223
S&P Global, Inc.	2,570	669
Synchrony Financial	10,634	341
Synovus Financial Corp.	1,511	54
The PNC Financial Services Group, Inc.	2,590	334
The Progressive Corp.	6,440	488
U.S. Bancorp	8,850	466
Universal Insurance Holdings, Inc.	1,726	43
Waddell & Reed Financial, Inc., Class A	6,209	100
Walker & Dunlop, Inc.	753	42
Webster Financial Corp.	1,843	82
Wells Fargo & Co.	19,846	924
Western Alliance Bancorp	3,248	141
World Acceptance Corp.(d)	540	72
		13,324
Health Care (4.1%):
Abbott Laboratories	5,275	450
AbbVie, Inc.	17,203	1,131
Acadia Healthcare Co., Inc.(d)	1,569	42
Amedisys, Inc.(d)	828	107
AmerisourceBergen Corp.	1,309	108
Amgen, Inc.	5,621	1,173
AMN Healthcare Services, Inc.(d)	1,736	101
ANI Pharmaceuticals, Inc.(d)	409	27
Biogen, Inc.(d)	2,400	527
Bio-Rad Laboratories, Inc., Class A(d)	235	79
Bristol-Myers Squibb Co.	4,900	236
Bruker Corp.	2,353	102
Cambrex Corp.(d)	815	49
Chemed Corp.	329	141
Corcept Therapeutics, Inc.(d)	5,657	71
Covetrus, Inc.(d)	3,342	44
CVS Health Corp.	6,270	382
Danaher Corp.	4,100	583
Eagle Pharmaceuticals, Inc.(d)	557	31
Edwards Lifesciences Corp.(d)	1,170	260
Eli Lilly & Co.	2,600	294
Emergent BioSolutions, Inc.(d)	860	38
Encompass Health Corp.	1,501	91
Exelixis, Inc.(d)	6,258	124

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Gilead Sciences, Inc.	14,355	$912
Halozyme Therapeutics, Inc.(d)	3,128	52
HCA Healthcare, Inc.	1,920	231
HealthEquity, Inc.(d)	594	35
Hill-Rom Holdings, Inc.	1,161	125
Horizon Therapeutics PLC(d)	1,857	51
IDEXX Laboratories, Inc.(d)	1,450	420
Johnson & Johnson	1,901	244
Lantheus Holdings, Inc.(d)	1,155	25
Masimo Corp.(d)	828	127
McKesson Corp.	3,150	436
Medpace Holdings, Inc.(d)	682	55
Merck & Co., Inc.	17,634	1,524
Meridian Bioscience, Inc.	4,464	41
Mettler-Toledo International, Inc.(d)	530	348
Molina Healthcare, Inc.(d)	800	104
Novocure Ltd.(d)	589	54
Patterson Cos., Inc.	3,935	66
PerkinElmer, Inc.	1,646	136
Pfizer, Inc.	39,040	1,388
Phibro Animal Health Corp., Class A	1,292	27
PRA Health Sciences, Inc.(d)	942	93
Prestige Consumer Healthcare, Inc.(d)	1,868	60
Select Medical Holdings Corp.(d)	4,814	78
Supernus Pharmaceuticals, Inc.(d)	1,712	46
Thermo Fisher Scientific, Inc.	731	210
UnitedHealth Group, Inc.	2,070	484
Waters Corp.(d)	1,480	314
Zoetis, Inc.	6,250	790
		14,667
Industrials (2.7%):
3M Co.	3,050	493
ACCO Brands Corp.	5,768	53
AECOM(d)	3,412	121
Aerojet Rocketdyne Holdings, Inc.(d)	632	33
Air Transport Services Group, Inc.(d)	987	20
Allegion PLC	3,260	314
Allison Transmission Holdings, Inc.	2,624	117
Apogee Enterprises, Inc.	2,140	79
Atkore International Group, Inc.(d)	3,929	114
Avis Budget Group, Inc.(d)	1,451	36
Caterpillar, Inc.	3,220	383
Cornerstone Building Brands, Inc.(d)	3,619	17
Crane Co.	1,321	101
Delta Air Lines, Inc.	7,270	420
Deluxe Corp.	1,468	68
Eaton Corp. PLC	7,660	618
EnPro Industries, Inc.	714	44
FTI Consulting, Inc.(d)	712	77
Generac Holdings, Inc.(d)	890	69
Herman Miller, Inc.	2,401	102
Hexcel Corp.	497	42
Hillenbrand, Inc.	2,237	61
Honeywell International, Inc.	4,050	667
IAA, Inc.(d)	1,116	55
Illinois Tool Works, Inc.	3,150	472
KAR Auction Services, Inc.	1,498	40
Knoll, Inc.	3,707	85
L3Harris Technologies, Inc.	1,500	317
Lockheed Martin Corp.	1,750	672
Masonite International Corp.(d)	863	46

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Meritor, Inc.(d)	3,729	$63
MSC Industrial Direct Co., Inc.	1,354	92
Northrop Grumman Corp.	584	215
Nvent Electric PLC	2,213	45
Oshkosh Corp.	707	50
PACCAR, Inc.	6,362	417
Patrick Industries, Inc.(d)	1,289	47
Pitney Bowes, Inc.	10,781	38
Regal Beloit Corp.	1,421	101
Rush Enterprises, Inc., Class A	1,990	72
Ryder System, Inc.	1,156	56
Southwest Airlines Co.	5,230	274
Spirit Aerosystems Holdings, Inc., Class A	5,770	465
Steelcase, Inc., Class A	4,894	76
The Boeing Co.	3,399	1,238
The Greenbrier Cos., Inc.	1,262	29
The Timken Co.	2,606	105
Trinity Industries, Inc.	2,458	43
Union Pacific Corp.	2,380	385
United Airlines Holdings, Inc.(d)	3,310	279
W.W. Grainger, Inc.	760	207
Wabash National Corp.	5,515	75
Werner Enterprises, Inc.	1,708	56
WESCO International, Inc.(d)	1,967	89
		10,253
Information Technology (6.6%):
Accenture PLC, Class A	2,600	515
Adobe, Inc.(d)	1,260	358
Apple, Inc.	19,367	4,043
Applied Materials, Inc.	6,270	301
Automatic Data Processing, Inc.	1,780	302
Belden, Inc.	1,076	49
CACI International, Inc., Class A(d)	437	97
Cardtronics PLC, Class A(d)	910	27
CDW Corp.	2,170	251
Ciena Corp.(d)	1,045	43
Cirrus Logic, Inc.(d)	1,744	94
Cisco Systems, Inc.	3,769	176
Coherent, Inc.(d)	938	136
CoreLogic, Inc.(d)	2,076	100
Corning, Inc.	9,369	260
CSG Systems International, Inc.	2,239	121
Euronet Worldwide, Inc.(d)	920	141
F5 Networks, Inc.(d)	1,560	201
Fair Isaac Corp.(d)	210	74
Hewlett Packard Enterprises Co.	34,880	482
Insight Enterprises, Inc.(d)	1,060	51
Intel Corp.	32,633	1,547
InterDigital, Inc.	1,018	50
International Business Machines Corp.	10,205	1,383
Intuit, Inc.	2,900	836
J2 Global, Inc.	1,604	136
Jabil, Inc.	3,320	96
Juniper Networks, Inc.	11,930	276
KEMET Corp.	1,973	33
Kulicke & Soffa Industries, Inc.	3,312	69
Lam Research Corp.	2,040	429
LogMeIn, Inc.	829	55
Manhattan Associates, Inc.(d)	1,843	152
Mastercard, Inc., Class A	174	49
Maximus, Inc.	2,018	155

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Methode Electronics, Inc.	2,001	$64
Microsoft Corp.	27,201	3,751
MKS Instruments, Inc.	737	58
NCR Corp.(d)	3,723	117
NetApp, Inc.	4,190	201
NIC, Inc.	4,544	95
Oracle Corp.	23,083	1,203
Paychex, Inc.	6,980	570
Paylocity Holding Corp.(d)	400	44
PayPal Holdings, Inc.(d)	4,200	458
Perspecta, Inc.	3,137	81
QUALCOMM, Inc.	5,193	404
Science Applications International Corp.	1,019	90
Seagate Technology PLC	6,210	312
TE Connectivity Ltd.	2,607	238
Tech Data Corp.(d)	985	91
Teradyne, Inc.	3,271	173
Texas Instruments, Inc.	6,540	809
The Hackett Group, Inc.	6,718	108
Ultra Clean Holdings, Inc.(d)	5,853	70
Visa, Inc., Class A	8,263	1,495
Western Digital Corp.	2,970	170
		23,690
Materials (0.6%):
Berry Global Group, Inc.(d)	2,836	111
Cleveland-Cliffs, Inc.	2,841	23
Domtar Corp.	2,305	76
Ecolab, Inc.	3,170	653
Huntsman Corp.	3,440	69
Hycroft Mining Corp.(d) (f)	8,197	—(g)
International Paper Co.	1,684	66
Kraton Corp.(d)	1,797	49
LyondellBasell Industries NV, Class A	3,680	285
Nucor Corp.	3,830	188
Reliance Steel & Aluminum Co.	1,399	136
Resolute Forest Products, Inc.	8,067	35
Schweitzer-Mauduit International, Inc.	2,574	86
Silgan Holdings, Inc.	4,653	138
Steel Dynamics, Inc.	6,990	188
Trinseo SA	2,239	79
Warrior Met Coal, Inc.	2,483	52
		2,234
Real Estate (1.2%):
American Tower Corp.	2,740	630
Brixmor Property Group, Inc.	5,512	102
CBRE Group, Inc., Class A(d)	13,820	722
CoreCivic, Inc.	3,639	62
EPR Properties	1,829	143
Gaming and Leisure Properties, Inc.	4,888	191
Hospitality Properties Trust	4,502	109
Jones Lang LaSalle, Inc.	431	58
Kimco Realty Corp.	20,980	386
Lamar Advertising Co., Class A	2,452	188
LTC Properties, Inc.	3,662	179
Medical Properties Trust, Inc.	11,394	212
Omega Healthcare Investors, Inc.	3,097	126
Outfront Media, Inc., Class A	1,449	40
PotlatchDeltic Corp.	3,491	134
Simon Property Group, Inc.	3,150	469
Spirit Realty Capital, Inc.	968	46

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Tanger Factory Outlet Centers, Inc.(e)	7,200	$102
The GEO Group, Inc.	5,494	94
Welltower, Inc.	3,510	314
		4,307
Utilities (0.7%):
AES Corp.	34,910	535
Dominion Energy, Inc.	2,040	158
Exelon Corp.	11,280	534
IDACORP, Inc.	1,333	146
New Jersey Resources Corp.	2,774	127
NextEra Energy, Inc.	2,010	440
PPL Corp.	10,270	303
Southwest Gas Holdings Inc	1,571	143
The Southern Co.	7,480	436
		2,822
Total Common Stocks (Cost $101,459)		105,387

Preferred Stocks (0.3%)

Communication Services (0.1%):
Qwest Corp.; 6.50%, 9/1/21	8,000	199

Consumer Staples (0.2%):
CHS, Inc., Series 1; 7.88%, 9/26/23 (h)	8,000	217
Dairy Farmers of America, Inc.; 7.88%, 11/5/19 (a) (h)	2,000	200
		417
Energy (0.0%):(i)
Chesapeake Energy Corp.; 5.75% (a) (h)	600	260

Financials (0.0%):(i)
Delphi Financial Group, Inc.; 5.35%, 11/4/19 (h) (f)	12,000	271
Total Preferred Stocks (Cost $1,372)		1,147

Senior Secured Loans (0.1%)
Academy Ltd., 1st Lien Term Loan, 6.23%(LIBOR01M+400bps), 7/2/22, Callable 10/9/19 @ 100(b)	293	195
Total Senior Secured Loans (Cost $245)		195

Corporate Bonds (1.3%)

Energy (0.2%):
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100	100	150
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	400	403
Southern Union Co., 5.27%(LIBOR03M+302bps), 11/1/66, Callable 10/10/19 @ 100 (b)	190	140
Tallgrass Energy Partners LP, 5.50%, 9/15/24, Callable 10/10/19 @ 104.13 (a)	150	146
		839
Financials (0.8%):
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100	100	102
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	200	209
BMW US Capital LLC, 3.25%, 8/14/20 (a)	400	404
Cullen/Frost Capital Trust II, 4.07%(LIBOR03M+155bps), 3/1/34, Callable 10/10/19 @ 100 (b)	175	141

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
First Maryland Capital I, 3.30%(LIBOR03M+100bps), 1/15/27, Callable 10/10/19 @ 100 (b)	50	$47
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21 (a)	300	305
HSB Group, Inc., 3.21%(LIBOR03M+91bps), 7/15/27, Callable 10/10/19 @ 100 (b)	200	172
Hyundai Capital America, 3.75%, 7/8/21 (a)	350	358
Nationwide Mutual Insurance Co., 4.70%(LIBOR03M+229bps), 12/15/24, Callable 10/10/19 @ 100 (a) (b)	300	300
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	200	214
SunTrust Capital, 2.83%(LIBOR03M+67bps), 5/15/27, Callable 10/10/19 @ 100 (b)	200	185
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	200	213
		2,650
Health Care (0.1%):
CHS, Inc., 6.88%, 2/1/22, Callable 10/10/19 @ 101.72	300	208
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	90	91
		299
Industrials (0.1%):
Continental Airlines, 6.25%, 4/11/20	27	28
General Electric Co., 5.50%, 1/8/20, MTN	105	106
Ryder System, Inc., 3.50%, 6/1/21, MTN	350	358
		492
Utilities (0.1%):
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	267	270
Total Corporate Bonds (Cost $4,467)		4,550

Yankee Dollars (0.3%)

Energy (0.1%):
Petroleos Mexicanos, 5.38%, 3/13/22	400	409

Financials (0.2%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	350	360
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)	100	104
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	200	212
Schahin II Finance Co. SPV Ltd.
8.00%, 5/25/20 PIK (a) (l)	6	6
5.88%, 9/25/22 (a) (f)	261	19
		701
Total Yankee Dollars (Cost $1,256)		1,110

U.S. Government Agency Mortgages (4.0%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	300	323
Series K053, Class A2, 3.00%, 12/25/25	700	744
Series K151, Class A3, 3.51%, 4/25/30	500	553
Series K156, Class A2, 3.70%, 1/25/33 (c)	—(f)	—(f)
3.00%, 4/1/46 - 10/1/47	8,581	8,815

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
3.50%, 4/1/46 - 4/1/48	2,754	$2,855
		13,290
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	234	236
4.00%, 4/1/49	946	984
		1,220
Total U.S. Government Agency Mortgages (Cost $14,209)		14,510

U.S. Treasury Obligations (8.4%)
U.S. Treasury Bonds
3.13%, 8/15/44	2,250	2,771
3.00%, 8/15/48	500	613
3.38%, 11/15/48	1,000	1,314
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/26	1,000	1,082
U.S. Treasury Notes
2.50%, 1/31/21	500	506
1.63%, 6/30/21	5,630	5,636
1.63%, 4/30/23	800	806
2.00%, 2/15/25	100	103
2.25%, 11/15/25	1,000	1,047
1.63%, 2/15/26	3,200	3,233
1.63%, 5/15/26	600	606
2.25%, 2/15/27	2,600	2,745
2.38%, 5/15/27	1,500	1,599
2.25%, 8/15/27	1,250	1,323
2.25%, 11/15/27	2,500	2,648
2.75%, 2/15/28	2,000	2,200
2.88%, 5/15/28	2,000	2,225
Total U.S. Treasury Obligations (Cost $28,223)		30,457

Exchange-Traded Funds (54.5%)
First Trust Global Tactical Commodity Strategy Fund	16,300	292
Invesco DB Commodity Index Tracking Fund	28,600	424
Invesco FTSE RAFI Developed Markets ex-US ETF	51,700	1,988
Invesco FTSE RAFI Emerging Markets ETF	224,100	4,466
Invesco Fundamental High Yield Corporate Bond ETF(e)	42,587	812
iShares 20+ Year Treasury Bond ETF	7,708	1,135
iShares Core MSCI EAFE ETF	369,200	21,905
iShares Core MSCI Emerging Markets ETF	209,380	10,107
iShares Core S&P 500 ETF	112,135	32,999
iShares Core U.S. Aggregate Bond ETF	28,232	3,222
iShares Edge MSCI Min Vol EAFE ETF	61,900	4,452
iShares Edge MSCI Min Vol Emerging Markets ETF	66,200	3,759
iShares iBoxx $ Investment Grade Corporate Bond ETF	41,700	5,371
iShares MSCI Canada ETF(e)	262,000	7,386
iShares MSCI United Kingdom ETF(e)	72,000	2,184
Schwab Fundamental Emerging Markets Large Co. Index ETF	397,400	10,634
Schwab Fundamental International Large Co. Index ETF	783,300	20,687
Schwab Fundamental International Small Co. Index ETF	91,800	2,737
SPDR S&P Emerging Markets Smallcap ETF	14,790	640
U.S. Commodity Index Fund	48,800	1,733
VanEck Vectors Gold Miners ETF	138,553	4,137
VanEck Vectors Junior Gold Miners ETF	12,000	493
Vanguard FTSE All-World ex-US ETF	126,065	6,158

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Vanguard FTSE Developed Markets ETF	267,600	$10,728
Vanguard FTSE Emerging Markets ETF	800	32
Vanguard FTSE Europe ETF	228,200	12,001
Vanguard Real Estate ETF	110,903	10,227
Vanguard S&P 500 ETF	6,019	1,617
Vanguard Short-Term Bond ETF	44,404	3,604
Vanguard Small-Capital Value ETF	5,000	622
Vanguard Total Stock Market ETF	50,940	7,592
WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	741
Xtrackers USD High Yield Corporate Bond ETF	26,000	1,305
Total Exchange-Traded Funds (Cost $189,541)		196,190

Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF	16,000	662
Total Exchange-Traded Funds (Cost $770)		662

Commercial Papers (0.7%)
Broadcom, Inc., 2.78%, 9/10/19 (a) (j)	475,000	474
CSLB Holdings, Inc., 2.82%, 9/4/19 (a) (j)	500,000	500
Fortive Corp., 2.41%, 9/20/19 (a) (j)	540,000	539
Plains All American Pipeline, 3.00%, 9/3/19 (j)	500,000	500
Spire, Inc., 2.64%, 9/6/19 (a) (j)	500,000	500
Total Commercial Papers (Cost $2,514)		2,513

Collateral for Securities Loaned^ (1.3%)
HSBC US Government Money Market Fund, I Shares, 2.00%(k)	4,794,265	4,794
Total Collateral for Securities Loaned (Cost $4,794)		4,794
Total Investments (Cost $350,839) — 100.8%		363,509
Liabilities in excess of other assets — (0.8)%		(2,790)
NET ASSETS - 100.00%		$360,719

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless otherwise noted, based upon procedures approved by the Board of Trustees. As of August 31, 2019, the fair value of these securities was $5, 481 (thousand) and amounted to 1.5% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2019.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2019.

(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees; illiquid securities were 0.0% of net assets.
(g)	Rounds to less than $1.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)	Amount represents less than 0.05% of net assets.
(j)	Rate represents the effective yield at August 31, 2019.
(k)	Rate disclosed is the daily yield on August 31, 2019.
(l)	All of the coupon is PIK
(m)	Interest only commercial mortgage-backed security

bps—Basis points

ETF—Exchange-Traded Fund

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

PIK—Payment in Kind security

USSW10—USD 10 Year Swap Rate, rate disclosed as of August 31, 2019.

LIBOR-London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 08/31/2019	Dividend Income
Affiliated Holdings
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF	$679	$-	$-	$-	$(17)	$662	$2
Total	$679	$-	$-	$-	$(17)	$662	$2

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Conservative Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (11.4%)
VictoryShares USAA Core Intermediate-Term Bond ETF(a)	265,484	$13,955
VictoryShares USAA Core Short-Term Bond ETF(a)	4,500	228
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF(a)	23,867	988
VictoryShares USAA MSCI International Value Momentum Blend Index ETF	59,919	2,592
VictoryShares USAA MSCI USA Small Cap Value Momentum Blend Index ETF	12,800	635
VictoryShares USAA MSCI USA Value Momentum Blend Index ETF	98,450	4,960
Total Exchange-Traded Funds (Cost $22,886)		23,358

Affiliated Mutual Funds (87.7%)
USAA Aggressive Growth Fund, Institutional Shares	27,891	1,205
USAA Capital Growth Fund, Institutional Shares	172,185	1,891
USAA Intermediate-Term Bond Fund, Institutional Shares	2,999,207	32,961
USAA Short-Term Bond Fund, Institutional Shares	610,108	5,637
USAA Emerging Markets Fund, Institutional Shares	146,108	2,477
USAA Government Securities Fund, Institutional Shares	4,168,182	41,765
USAA Growth Fund, Institutional Shares	55,786	1,709
USAA High Income Fund, Institutional Shares	744,822	5,847
USAA Income Fund, Institutional Shares	4,561,145	61,895
USAA Income Stock Fund, Institutional Shares	138,800	2,704
USAA International Fund, Institutional Shares	238,942	6,891
USAA Precious Metals and Minerals Fund, Institutional Shares(b)	56,945	958
USAA 500 Index Fund; Reward Shares	147,901	6,107
USAA Small Cap Stock Fund; Institutional Shares	124,068	2,004
USAA Target Managed Allocation Fund	381,539	4,113
USAA Value Fund; Institutional Shares	101,710	1,911
Total Mutual Funds (Cost $169,771)		180,074

Collateral for Securities Loaned^ (0.4%)
HSBC US Government Money Market Fund, I Shares, 2.00%(c)	891,200	891
Total Collateral for Securities Loaned (Cost $891)		891
Total Investments (Cost $193,548) — 99.5%		204,323
Other assets in excess of liabilities — 0.5%		1,047
NET ASSETS - 100.00%		$205,370

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing
(c)	Rate disclosed is the daily yield on August 31, 2019.

ETF—Exchange-Traded Fund

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 08/31/2019	Dividend Income
Affiliated Holdings
USAA Government Securities Fund	$39,258	$3,379	$(1,608)	$(35)	$771	$41,765	$339
USAA Capital Growth Fund	1,834	-	-	-	57	1,891	-
USAA Target Managed Allocation Fund	3,838	-	-	-	275	4,113	-
USAA Precious Metals and Minerals Fund	706	-	-	-	252	958	-
USAA High Income Fund	5,704	84	-	-	59	5,847	113
USAA Core Short-Term Bond Fund	5,582	25	-	-	30	5,637	53
USAA Intermediate-Term Bond Fund	31,183	1,291	(551)	-	1,038	32,961	402
USAA Income Fund	57,887	3,329	(1,437)	(13)	2,129	61,895	627
USAA Emerging Markets Fund	2,497	-	-	-	(20)	2,477	-
USAA International Fund	6,841	-	-	-	50	6,891	-
USAA Small Cap Stock Fund	1,949	-	-	-	55	2,004	-
USAA Value Fund	1,835	-	-	-	76	1,911	-
USAA Income Stock Fund	2,572	16	-	-	116	2,704	16
USAA Growth Fund	1,633	-	-	-	76	1,709	-
USAA Aggressive Growth Fund	1,160	-	-	-	45	1,205	-
USAA 500 Index Fund	5,716	24	-	-	367	6,107	47
VictoryShares USAA Core Intermediate-Term Bond ETF	12,842	561	-	-	552	13,955	102
VictoryShares USAA Core Short-Term Bond ETF	227	-	-	-	1	228	2
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF	803	203	-	-	(18)	988	2
VictoryShares USAA MSCI International Value Momentum Blend Index ETF	2,410	204	-	-	(22)	2,592	39
VictoryShares USAA MSCI USA Small Cap Value Momentum Blend Index ETF	620	-	-	-	15	635	3
VictoryShares USAA MSCI USA Value Momentum Blend Index ETF	4,553	205	-	-	201	4,959	22
Total	$191,650	$9,321	$(3,596)	$(48)	$6,105	$203,432	$1,767

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Equity Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (35.5%)
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF(a)	240,400	$9,951
VictoryShares USAA MSCI International Value Momentum Blend Index ETF	589,400	25,498
VictoryShares USAA MSCI USA Small Cap Value Momentum Blend Index ETF	134,800	6,684
VictoryShares USAA MSCI USA Value Momentum Blend Index ETF	624,755	31,476
Total Exchange-Traded Funds (Cost $81,024)		73,609

Affiliated Mutual Funds (64.4%)
USAA Aggressive Growth Fund, Institutional Shares	218,441	9,437
USAA Capital Growth Fund, Institutional Shares	540,273	5,932
USAA Emerging Markets Fund, Institutional Shares	472,321	8,006
USAA Growth Fund, Institutional Shares	318,637	9,763
USAA Income Stock Fund, Institutional Shares	484,141	9,431
USAA International Fund, Institutional Shares	1,030,344	29,715
USAA Precious Metals and Minerals Fund, Institutional Shares(b)	81,815	1,376
USAA 500 Index Fund, Reward Shares	704,254	29,079
USAA Small Cap Stock Fund, Institutional Shares	423,519	6,840
USAA Target Managed Allocation Fund	1,333,868	14,379
USAA Value Fund, Institutional Shares	494,798	9,297
Total Mutual Funds (Cost $114,652)		133,254

Collateral for Securities Loaned^ (0.1%)
HSBC US Government Money Market Fund, I Shares, 2.00%(c)	243,600	244
Total Collateral for Securities Loaned (Cost $244)		244
Total Investments (Cost $195,920) — 100.0%		207,107
Other assets in excess of liabilities — 0.0%		73
NET ASSETS - 100.00%		$207,180

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing
(c)	Rate disclosed is the daily yield on August 31, 2019.

ETF—Exchange-Traded Fund

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 08/31/2019	Dividend Income
Affiliated Holdings
USAA Capital Growth Fund	$5,754	$-	$-	$-	$178	$5,932	$-
USAA Target Managed Allocation Fund	13,419	-	-	-	960	14,379	-
USAA Precious Metals and Minerals Fund	1,015	-	-	-	361	1,376	-
USAA Emerging Markets Fund	8,072	-	-	-	(66)	8,006	-
USAA International Fund	29,499	-	-	-	216	29,715	-
USAA Small Cap Stock Fund	6,653	-	-	-	187	6,840	-
USAA Value Fund	8,926	-	-	-	371	9,297	-
USAA Income Stock Fund	8,972	55	-	-	404	9,431	55
USAA Growth Fund	9,330	-	-	-	433	9,763	-
USAA Aggressive Growth Fund	9,083	-	-	-	354	9,437	-
USAA 500 Index Fund	27,607	114	(415)	19	1,754	29,079	114
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF	10,209	-	-	-	(258)	9,951	55
VictoryShares USAA MSCI International Value Momentum Blend Index ETF	25,738	-	-	-	(240)	25,498	833
VictoryShares USAA MSCI USA Small Cap Value Momentum Blend Index ETF	6,530	-	-	-	154	6,684	179
VictoryShares USAA MSCI USA Value Momentum Blend Index ETF	30,132	-	-	-	1,343	31,475	179
Total	$200,939	$169	$(415)	$19	$6,151	$206,863	$1,415

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (1.3%)
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 6/18/22 @ 100	$2,640	$2,707
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 9/18/22 @ 100	343	348
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100(a)	2,704	2,705
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	1,503	1,534
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100(a)	1,320	1,326
Navient Student Loan Trust, Series 2015-2, Class B, 3.65%(LIBOR01M+150bps), 8/25/50, Callable 1/25/28 @ 100(b)	950	942
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	388	393
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25(a)	2,560	2,660
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 9/20/19 @ 100(a)	771	777
SLM Student Loan Trust, Series 2013-14, Class B, 2.83%(LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100(b)	367	347
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	1,461	1,476
Total Asset Backed Securities (Cost $14,906)		15,215

Collateralized Mortgage Obligations (0.5%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44(c)	1,254	502
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51(c)	130	134
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.73%(LIBOR01M+250bps), 10/7/21(a)(b)	1,200	1,202
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 2.39%(LIBOR01M+19bps), 2/15/40(b)	32	31
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.94%, 1/15/49(c)(m)	15,039	1,220
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	107	91
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class C, 4.98%, 12/10/41(c)	470	471
Sequoia Mortgage Trust, Series 2003-5, Class B1, 3.07%(LIBOR01M+90bps), 9/20/33, Callable 9/20/19 @ 100(b)	138	138
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 2.68%(LIBOR01M+50bps), 7/19/35, Callable 9/19/19 @ 100(b)	1,681	1,664
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.24%, 5/10/45(a)(c)(m)	12,332	531
Wells Fargo Mortgage Backed Securities, Series 2005-AR6, Class B1, 5.16%, 4/25/35, Callable 9/25/19 @ 100(c)	170	170
Total Collateralized Mortgage Obligations (Cost $6,752)		6,154

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (14.0%)

Communication Services (1.4%):
Alphabet, Inc., Class A(d)	390	$464
Altice USA, Inc., Class A(d)	7,394	214
AMC Networks, Inc., Class A(d)	3,337	162
AT&T, Inc.	104,382	3,680
CBS Corp., Class B	9,383	395
CenturyLink, Inc.	21,489	245
Comcast Corp., Class A	79,927	3,537
DISH Network Corp., Class A(d)	7,530	253
Entravision Communications Corp., Class A	33,437	102
InterActive Corp.(d)	1,980	504
Live Nation Entertainment, Inc.(d)	8,588	597
Omnicom Group, Inc.	13,080	995
Shenandoah Telecommunications Co.	1,930	61
Sinclair Broadcast Group, Inc., Class A	3,240	144
Sirius XM Holdings, Inc.(e)	65,070	401
Tegna, Inc.	12,573	180
T-Mobile US, Inc.(d)	8,890	694
Twitter, Inc.(d)	9,097	388
Verizon Communications, Inc.	40,128	2,334
Viacom, Inc., Class B	17,630	440
Vonage Holdings Corp.(d)	5,860	77
		15,867
Consumer Discretionary (1.3%):
American Axle & Manufacturing Holdings, Inc.(d)	8,113	51
Asbury Automotive Group, Inc.(d)	1,154	109
AutoZone, Inc.(d)	368	405
Bed Bath & Beyond, Inc.(e)	13,824	134
Best Buy Co., Inc.	7,720	491
Big Lots, Inc.	2,429	55
Bloomin’ Brands, Inc.	3,843	69
Brunswick Corp.	2,140	99
Carnival Corp.	8,580	378
Carter’s, Inc.	3,086	282
Cracker Barrel Old Country Store, Inc.	1,402	232
Dana, Inc.	6,923	88
Deckers Outdoor Corp.(d)	750	111
Del Taco Restaurants, Inc.(d)	6,238	70
Dick’s Sporting Goods, Inc.	3,662	125
Ethan Allen Interiors, Inc.	4,662	80
Foot Locker, Inc.	9,092	329
General Motors Co., Class C	12,170	451
Gentex Corp.	6,871	183
Group 1 Automotive, Inc.	1,946	145
Helen of Troy Ltd.(d)	395	61
Kontoor Brands, Inc.(d)	2,933	100
Las Vegas Sands Corp.	6,740	374
La-Z-Boy, Inc.	3,211	102
Lowe’s Co., Inc.	6,610	742
Lululemon Athletica, Inc.(d)	2,180	403
Macy’s, Inc.	17,880	264
McDonald’s Corp.	4,233	923
Nike, Inc., Class B	9,480	801
Norwegian Cruise Line Holdings Ltd.(d)	7,330	372
NVR, Inc.(d)	130	469
Office Depot, Inc.	49,200	64
O’Reilly Automotive, Inc.(d)	1,480	568
Penske Automotive Group, Inc.	1,567	67
PulteGroup, Inc.	8,670	293
Qurate Retail, Inc., Class A(d)	36,090	387

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	6,730	$713
Starbucks Corp.	17,636	1,702
Steven Madden Ltd.	3,453	115
Sturm Ruger & Co., Inc.	2,015	83
The Buckle, Inc.(e)	4,112	81
The Home Depot, Inc.	9,280	2,115
The TJX Cos., Inc.	5,074	279
Thor Industries, Inc.	2,986	137
Toll Brothers, Inc.	3,596	130
Tractor Supply Co.	2,600	265
Williams-Sonoma, Inc.	2,605	171
		15,668
Consumer Staples (1.1%):
Altria Group, Inc.	11,710	512
Cal-Maine Foods, Inc.	2,070	84
Flowers Foods, Inc.	8,059	184
Hostess Brands, Inc.(d)	7,805	109
Ingles Markets, Inc., Class A	2,867	111
Ingredion, Inc.	5,060	391
Nu Skin Enterprises, Inc., Class A	1,771	72
PepsiCo, Inc.	9,650	1,319
Sanderson Farms, Inc.	703	105
Spectrum Brands Holdings, Inc.	3,056	171
Sysco Corp.	8,660	644
The Coca-Cola Co.	23,200	1,277
The Estee Lauder Cos., Inc.	3,520	697
The Hershey Co.	2,398	380
The J.M. Smucker Co. (a)	4,680	492
The Procter & Gamble Co.	27,886	3,352
Tyson Foods, Inc., Class A	9,110	848
US Foods Holding Corp.(d)	7,810	316
Walgreens Boots Alliance, Inc.	13,710	702
Wal-Mart, Inc.	16,936	1,935
		13,701
Energy (0.7%):
Chevron Corp.	5,867	691
ConocoPhillips	18,010	940
Core Laboratories N.V.	2,410	95
Delek US Holdings, Inc.	6,350	208
Dril-Quip, Inc.(d)	2,533	116
Exxon Mobil Corp.	17,392	1,190
HollyFrontier Corp.	7,373	327
Laredo Petroleum, Inc.(d)	19,814	49
Marathon Petroleum Corp.	11,370	560
Matador Resources Co.(d)	5,674	89
Occidental Petroleum Corp.	17,560	764
ONEOK, Inc.	8,900	634
Par Pacific Holdings, Inc.(d)	6,323	137
PBF Energy, Inc., Class A	9,937	236
Phillips 66	9,600	947
Plains GP Holdings LP, Class A	17,280	379
Valero Energy Corp.	6,740	507
		7,869
Financials (1.8%):
Ally Financial, Inc.	19,160	601
American Equity Investment Life Holding Co.	6,512	140
American Express Co.	3,897	469
Aon PLC	4,040	787
Bank of America Corp.	44,110	1,213

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank of Hawaii Corp.	3,867	$320
BankUnited, Inc.	8,371	266
Berkshire Hathaway, Inc., Class B(d)	1,750	356
Cadence BanCorp	11,541	177
Capital One Financial Corp.	6,180	535
Chimera Investment Corp.	14,006	267
CIT Group, Inc.	10,860	463
Citigroup, Inc.	30,770	1,980
Cullen/Frost Bankers, Inc.	3,239	269
Discover Financial Services	5,490	439
Employers Holdings, Inc.	4,823	208
Essent Group Ltd.(d)	7,894	383
First BanCorp.	9,436	90
Great Western BanCorp, Inc.	7,599	227
JPMorgan Chase & Co.	21,470	2,359
KeyCorp	23,190	385
Ladder Capital Corp.	13,887	233
Legg Mason, Inc.	4,809	177
LPL Financial Holdings, Inc.	3,153	236
MetLife, Inc.	9,850	436
MGIC Investment Corp.	9,863	125
Moody’s Corp.	1,893	408
Nelnet, Inc., Class A	3,505	235
Primerica, Inc.	2,141	255
Principal Financial Group, Inc.	8,340	444
Prudential Financial, Inc.	4,330	347
Radian Group, Inc.	7,310	165
Regions Financial Corp.	23,160	339
S&P Global, Inc.	3,910	1,018
Synchrony Financial	16,152	518
Synovus Financial Corp.	2,918	104
The PNC Financial Services Group, Inc.	3,940	508
The Progressive Corp.	9,780	742
U.S. Bancorp	13,430	708
Universal Insurance Holdings, Inc.	3,335	83
Waddell & Reed Financial, Inc., Class A	11,995	194
Walker & Dunlop, Inc.	1,455	81
Webster Financial Corp.	3,560	159
Wells Fargo & Co.	30,142	1,404
Western Alliance Bancorp	6,273	272
World Acceptance Corp.(d)	1,044	139
		21,264
Health Care (2.0%):
Abbott Laboratories	8,012	684
AbbVie, Inc.	26,131	1,718
Acadia Healthcare Co., Inc.(d)	3,031	80
Amedisys, Inc.(d)	1,599	206
AmerisourceBergen Corp.	1,986	163
Amgen, Inc.	8,537	1,780
AMN Healthcare Services, Inc.(d)	3,354	196
ANI Pharmaceuticals, Inc.(d)	790	52
Biogen, Inc.(d)	3,650	802
Bio-Rad Laboratories, Inc., Class A(d)	454	153
Bristol-Myers Squibb Co.	7,450	358
Bruker Corp.	4,545	196
Cambrex Corp.(d)	1,575	94
Chemed Corp.	636	273
Corcept Therapeutics, Inc.(d)	10,927	138
Covetrus, Inc.(d)	5,993	80
CVS Health Corp.	9,510	579
Danaher Corp.	6,220	883

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc.(d)	1,076	$61
Edwards Lifesciences Corp.(d)	1,770	393
Eli Lilly & Co.	3,940	445
Emergent BioSolutions, Inc.(d)	1,661	73
Encompass Health Corp.	2,899	176
Exelixis, Inc.(d)	12,090	240
Gilead Sciences, Inc.	21,807	1,386
Halozyme Therapeutics, Inc.(d)	6,042	100
HCA Healthcare, Inc.	2,920	351
HealthEquity, Inc.(d)	1,147	68
Hill-Rom Holdings, Inc.	2,242	241
Horizon Therapeutics PLC(d)	3,588	99
IDEXX Laboratories, Inc.(d)	2,210	640
Johnson & Johnson	2,889	371
Lantheus Holdings, Inc.(d)	2,232	49
Masimo Corp.(d)	1,599	245
McKesson Corp.	4,790	662
Medpace Holdings, Inc.(d)	1,317	107
Merck & Co., Inc.	26,791	2,316
Meridian Bioscience, Inc.	8,623	80
Mettler-Toledo International, Inc.(d)	800	525
Molina Healthcare, Inc.(d)	1,545	201
Novocure Ltd.(d)	1,137	103
Patterson Cos., Inc.	7,601	127
PerkinElmer, Inc.	3,180	263
Pfizer, Inc.	59,306	2,108
Phibro Animal Health Corp., Class A	2,495	52
PRA Health Sciences, Inc.(d)	1,819	180
Prestige Consumer Healthcare, Inc.(d)	3,609	115
Select Medical Holdings Corp.(d)	9,299	151
Supernus Pharmaceuticals, Inc.(d)	3,307	89
Thermo Fisher Scientific, Inc.	1,107	318
UnitedHealth Group, Inc.	3,150	738
Waters Corp.(d)	2,240	475
Zoetis, Inc.	9,490	1,200
		23,183
Industrials (1.3%):
3M Co.	4,640	750
ACCO Brands Corp.	11,142	103
AECOM(d)	6,591	234
Aerojet Rocketdyne Holdings, Inc.(d)	1,221	64
Air Transport Services Group, Inc.(d)	1,908	39
Allegion PLC	4,950	477
Allison Transmission Holdings, Inc.	5,069	225
Apogee Enterprises, Inc.	4,134	152
Atkore International Group, Inc.(d)	7,590	220
Avis Budget Group, Inc.(d)	2,803	69
Caterpillar, Inc.	4,890	582
Cornerstone Building Brands, Inc.(d)	6,991	33
Crane Co.	2,551	194
Delta Air Lines, Inc.	11,030	638
Deluxe Corp.	2,835	131
Eaton Corp. PLC	11,634	938
EnPro Industries, Inc.	1,379	86
FTI Consulting, Inc.(d)	1,376	149
Generac Holdings, Inc.(d)	1,719	134
Herman Miller, Inc.	4,638	196
Hexcel Corp.	959	81
Hillenbrand, Inc.	4,321	119
Honeywell International, Inc.	6,160	1,014
IAA, Inc.(d)	2,156	105

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Illinois Tool Works, Inc.	4,800	$719
KAR Auction Services, Inc.	2,895	77
Knoll, Inc.	7,161	165
L3Harris Technologies, Inc.	2,279	482
Lockheed Martin Corp.	2,650	1,017
Masonite International Corp.(d)	1,666	89
Meritor, Inc.(d)	7,204	121
MSC Industrial Direct Co., Inc.	2,616	177
Northrop Grumman Corp.	889	327
Nvent Electric PLC	4,275	87
Oshkosh Corp.	1,366	96
PACCAR, Inc.	9,663	634
Patrick Industries, Inc.(d)	2,491	90
Pitney Bowes, Inc.	20,826	74
Regal Beloit Corp.	2,745	195
Rush Enterprises, Inc., Class A	3,845	139
Ryder System, Inc.	2,232	108
Southwest Airlines Co.	7,930	415
Spirit Aerosystems Holdings, Inc., Class A	8,780	708
Steelcase, Inc., Class A	9,454	147
The Boeing Co.	5,157	1,877
The Greenbrier Cos., Inc.	2,437	57
The Timken Co.	5,034	202
Trinity Industries, Inc.	4,748	83
Union Pacific Corp.	3,620	586
United Airlines Holdings, Inc.(d)	5,030	424
W.W. Grainger, Inc.	1,160	317
Wabash National Corp.	10,654	145
Werner Enterprises, Inc.	3,299	108
WESCO International, Inc.(d)	3,799	171
		16,570
Information Technology (3.3%):
Accenture PLC, Class A	3,950	783
Adobe, Inc.(d)	1,910	543
Apple, Inc.	29,414	6,139
Applied Materials, Inc.	9,520	457
Automatic Data Processing, Inc.	2,700	459
Belden, Inc.	2,078	95
CACI International, Inc., Class A(d)	845	188
Cardtronics PLC, Class A(d)	1,758	52
CDW Corp.	3,290	380
Ciena Corp.(d)	2,019	83
Cirrus Logic, Inc.(d)	3,370	181
Cisco Systems, Inc.	5,722	268
Coherent, Inc.(d)	1,811	263
CoreLogic, Inc.(d)	4,011	194
Corning, Inc.	14,232	396
CSG Systems International, Inc.	4,326	233
Euronet Worldwide, Inc.(d)	1,777	272
F5 Networks, Inc.(d)	2,370	305
Fair Isaac Corp.(d)	406	143
Hewlett Packard Enterprises Co.	52,950	731
Insight Enterprises, Inc.(d)	2,048	98
Intel Corp.	49,561	2,350
InterDigital, Inc.	1,966	97
International Business Machines Corp.	15,473	2,098
Intuit, Inc.	4,400	1,269
J2 Global, Inc.	3,099	262
Jabil, Inc.	6,414	185
Juniper Networks, Inc.	18,120	419
KEMET Corp.	3,812	64

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kulicke & Soffa Industries, Inc.	6,398	$133
Lam Research Corp.	3,100	653
LogMeIn, Inc.	1,601	107
Manhattan Associates, Inc.(d)	3,560	294
Mastercard, Inc., Class A	264	74
Maximus, Inc.	3,898	300
Methode Electronics, Inc.	3,866	123
Microsoft Corp.	41,316	5,697
MKS Instruments, Inc.	1,424	111
NCR Corp.(d)	7,193	227
NetApp, Inc.	6,360	306
NIC, Inc.	8,778	183
Oracle Corp.	35,059	1,826
Paychex, Inc.	10,600	866
Paylocity Holding Corp.(d)	773	84
PayPal Holdings, Inc.(d)	6,380	696
Perspecta, Inc.	6,061	157
QUALCOMM, Inc.	7,888	613
Science Applications International Corp.	1,969	173
Seagate Technology PLC	9,434	474
TE Connectivity Ltd.	3,963	362
Tech Data Corp.(d)	1,903	176
Teradyne, Inc.	6,318	335
Texas Instruments, Inc.	9,940	1,230
The Hackett Group, Inc.	12,977	209
Ultra Clean Holdings, Inc.(d)	11,306	135
Visa, Inc., Class A	12,538	2,268
Western Digital Corp.	4,514	259
		37,078
Materials (0.2%):
Berry Global Group, Inc.(d)	5,478	214
Cleveland-Cliffs, Inc.(e)	5,488	44
Domtar Corp.	4,452	147
Ecolab, Inc.	4,820	995
Huntsman Corp.	6,645	132
Hycroft Mining Corp.(d) (g)	110,164	—(f)
International Paper Co.	2,557	100
Kraton Corp.(d)	3,472	95
LyondellBasell Industries NV, Class A	5,570	431
Nucor Corp.	5,820	285
Reliance Steel & Aluminum Co.	2,703	263
Resolute Forest Products, Inc.	15,584	67
Schweitzer-Mauduit International, Inc.	4,972	166
Silgan Holdings, Inc.	8,989	268
Steel Dynamics, Inc.	10,610	286
Trinseo SA	4,326	152
Warrior Met Coal, Inc.	4,797	100
		3,745
Real Estate (0.6%):
American Tower Corp.	4,160	959
Brixmor Property Group, Inc.	10,647	196
CBRE Group, Inc., Class A(d)	20,990	1,097
CoreCivic, Inc.	7,029	119
EPR Properties	3,533	276
Gaming and Leisure Properties, Inc.	9,443	369
Hospitality Properties Trust	8,697	210
Jones Lang LaSalle, Inc.	832	112
Kimco Realty Corp.	31,870	586
Lamar Advertising Co., Class A	4,736	363
LTC Properties, Inc.	7,073	345

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Medical Properties Trust, Inc.	22,010	$409
Omega Healthcare Investors, Inc.	5,983	243
Outfront Media, Inc., Class A	2,799	77
PotlatchDeltic Corp.	6,743	259
Simon Property Group, Inc.	4,790	714
Spirit Realty Capital, Inc.	1,871	90
Tanger Factory Outlet Centers, Inc.(e)	13,907	197
The GEO Group, Inc.	10,613	182
Welltower, Inc.	5,330	477
		7,280
Utilities (0.3%):
AES Corp.	53,020	813
Dominion Energy, Inc.	3,100	241
Exelon Corp.	17,120	809
IDACORP, Inc.	2,575	283
New Jersey Resources Corp.	5,359	245
NextEra Energy, Inc.	3,050	668
PPL Corp.	15,600	461
Southwest Gas Holdings Inc	3,034	277
The Southern Co.	11,360	662
		4,459
Total Common Stocks (Cost $164,353)		166,684

Preferred Stocks (1.4%)

Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/21	112,000	2,789

Consumer Staples (0.7%):
CHS, Inc., Series 1, 7.88%, 9/26/23 (h)	161,682	4,389
Dairy Farmers of America, Inc., 7.88%, 11/5/19 (a) (h)	28,000	2,800
		7,189
Energy (0.2%):
Chesapeake Energy Corp., 5.75% (a) (h)	5,500	2,387

Financials (0.3%):
American Overseas Group Ltd., 12/15/66 (g)	1,500	375
Delphi Financial Group, Inc., 5.35%, 11/4/19 (g)(h)	167,198	3,762
		4,137
Total Preferred Stocks (Cost $18,914)		16,502

Senior Secured Loans (0.2%)
Academy Ltd., 1st Lien Term Loan, 6.23%(LIBOR01M+400bps), 7/2/22, Callable 10/9/19 @ 100(b)	2,830	1,883
Total Senior Secured Loans (Cost $2,371)		1,883

Corporate Bonds (6.5%)

Energy (1.1%):
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100	2,950	4,415
Energy Transfer Operating LP, 5.27%(LIBOR03M+302bps), 11/1/66, Callable 10/10/19 @ 100 (b)	1,900	1,432
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	3,300	3,327
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	209	213
Southern Union Co., 5.27%(LIBOR03M+302bps), 11/1/66, Callable 10/10/19 @ 100 (b)	1,000	735

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Tallgrass Energy Partners LP, 5.50%, 9/15/24, Callable 10/10/19 @ 104.13 (a)	1,400	1,366
Teppco Partners, LP, 5.30%(LIBOR03M+278bps), 6/1/67, Callable 10/10/19 @ 100 (b)	2,500	2,133
		13,621
Financials (3.9%):
Allfirst Capital Trust, 3.80%(LIBOR03M+150bps), 7/15/29, Callable 10/10/19 @ 100 (b)	1,000	943
AmTrust Financial Services, Inc., 6.13%, 8/15/23 (e)	1,921	1,909
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100	1,600	1,628
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,164
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,000	2,091
BMW US Capital LLC, 3.25%, 8/14/20 (a)	3,200	3,232
Cullen/Frost Capital Trust II, 4.07%(LIBOR03M+155bps), 3/1/34, Callable 10/10/19 @ 100 (b)	4,000	3,228
First Maryland Capital I, 3.30%(LIBOR03M+100bps), 1/15/27, Callable 10/10/19 @ 100 (b)	2,850	2,662
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21 (a)	3,300	3,359
HSB Group, Inc., 3.21%(LIBOR03M+91bps), 7/15/27, Callable 10/10/19 @ 100 (b)	2,575	2,208
Huntington Capital II, 3.04%(LIBOR03M+63bps), 6/15/28, Callable 10/10/19 @ 100 (b)	2,000	1,786
Hyundai Capital America, 3.75%, 7/8/21 (a)	3,250	3,323
Manufactures & Traders Trust Co., 3.16%(LIBOR03M+64bps), 12/1/21, Callable 10/10/19 @ 100 (b)	2,000	1,995
Nationwide Mutual Insurance Co., 4.70%(LIBOR03M+229bps), 12/15/24, Callable 10/10/19 @ 100 (a) (b)	5,670	5,672
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	2,800	2,998
SunTrust Capital, 2.83%(LIBOR03M+67bps), 5/15/27, Callable 10/10/19 @ 100 (b)	6,000	5,553
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	3,200	3,405
		47,156
Health Care (0.3%):
CHS, Inc., 6.88%, 2/1/22, Callable 10/10/19 @ 101.72 (e)	3,000	2,074
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,000	1,029
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	448	455
		3,558
Industrials (0.7%):
BNSF Funding Trust I, 6.61%(LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	3,000	3,313
General Electric Co., 5.50%, 1/8/20, MTN	960	968
Ryder System, Inc., 3.50%, 6/1/21, MTN	3,200	3,278
		7,559
Real Estate (0.1%):
Sabra Health Care, LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,081

Utilities (0.4%):
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,008

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	$2,133	$2,156
		4,164
Total Corporate Bonds (Cost $75,058)		77,139

Yankee Dollars (1.1%)

Energy (0.3%):
Petroleos Mexicanos, 5.38%, 3/13/22	3,100	3,174

Financials (0.8%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	3,200	3,287
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)	2,285	2,376
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	3,430	3,638
Schahin II Finance Co. SPV Ltd.
8.00%, 5/25/20 PIK (a) (l)	35	32
5.88%, 9/25/22 (a) (g)	1,407	103
Transcanada Trust, 5.63%(LIBOR03M+353bps), 5/20/75, Callable 5/20/25 @ 100 (b)	600	619
		10,055
Total Yankee Dollars (Cost $13,668)		13,229

U.S. Government Agency Mortgages (11.2%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	5,200	5,592
Series K053, Class A2, 3.00%, 12/25/25	8,300	8,823
Series K151, Class A3, 3.51%, 4/25/30	5,000	5,535
Series K156, Class A2, 3.70%, 1/25/33 (c)	2,679	3,073
3.00%, 4/1/46 - 8/1/47	88,355	90,811
3.50%, 4/1/46 - 4/1/48	14,481	14,970
		128,804
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	2,102	2,121
4.00%, 11/1/45	2,556	2,696
		4,817
Total U.S. Government Agency Mortgages (Cost $129,553)		133,621

U.S. Treasury Obligations (18.6%)
U.S. Treasury Bonds
3.13%, 8/15/44	44,100	54,320
3.00%, 11/15/44	6,000	7,248
U.S. Treasury Notes
2.50%, 1/31/21	5,000	5,057
1.13%, 2/28/21	28,500	28,288
1.63%, 4/30/23	17,000	17,121
1.75%, 6/30/24	25,000	25,400
2.25%, 11/15/24	2,000	2,083
2.25%, 11/15/25	5,000	5,236
1.63%, 2/15/26	25,000	25,260
2.25%, 2/15/27	5,000	5,279
2.25%, 11/15/27	15,000	15,888
2.75%, 2/15/28	5,000	5,500

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
2.38%, 5/15/29	$22,850	$24,624
Total U.S. Treasury Obligations (Cost $203,901)		221,304

Exchange-Traded Funds (41.1%)
First Trust Global Tactical Commodity Strategy Fund	39,300	703
Invesco DB Commodity Index Tracking Fund	114,500	1,698
Invesco FTSE RAFI Developed Markets ex-US ETF(e)	224,400	8,630
Invesco FTSE RAFI Emerging Markets ETF	597,600	11,910
Invesco Fundamental High Yield Corporate Bond ETF	44,400	846
iShares 20+ Year Treasury Bond ETF	36,625	5,394
iShares Core MSCI EAFE ETF	488,080	28,958
iShares Core MSCI Emerging Markets ETF	411,660	19,871
iShares Core S&P 500 ETF	329,600	96,992
iShares Core U.S. Aggregate Bond ETF	122,715	14,005
iShares Edge MSCI Min Vol EAFE ETF	274,500	19,741
iShares Edge MSCI Min Vol Emerging Markets ETF	130,400	7,405
iShares iBoxx $ Investment Grade Corporate Bond ETF	303,981	39,154
iShares iBoxx High Yield Corporate Bond ETF	23,000	2,005
iShares MSCI Canada ETF	748,000	21,086
iShares MSCI United Kingdom ETF(e)	258,080	7,830
Schwab Fundamental Emerging Markets Large Co. Index ETF	856,200	22,912
Schwab Fundamental International Large Co. Index ETF	1,389,900	36,708
Schwab Fundamental International Small Co. Index ETF	266,700	7,953
SPDR S&P Emerging Markets Smallcap ETF	34,497	1,492
U.S. Commodity Index Fund	19,300	685
VanEck Vectors Gold Miners ETF	393,740	11,757
VanEck Vectors Junior Gold Miners ETF	47,200	1,938
Vanguard FTSE All-World ex-US ETF	194,416	9,497
Vanguard FTSE Developed Markets ETF	519,000	20,807
Vanguard FTSE Emerging Markets ETF	47,000	1,899
Vanguard FTSE Europe ETF	421,000	22,140
Vanguard Mortgage-Backed Securities ETF	218,673	11,657
Vanguard Real Estate ETF	282,065	26,012
Vanguard S&P 500 ETF	29,503	7,925
Vanguard Small-Capital Value ETF	16,000	1,990
Vanguard Total Bond Market ETF	26,800	2,281
Vanguard Total Stock Market ETF	42,220	6,292
WisdomTree Emerging Markets SmallCap Dividend Fund(e)	59,797	2,662
Xtrackers USD High Yield Corporate Bond ETF	113,000	5,670
Total Exchange-Traded Funds (Cost $464,666)		488,505

Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF(e)	51,500	2,132
Total Exchange-Traded Funds (Cost $2,636)		2,132

Commercial Papers (2.9%)
Ameren Corp., 2.46%, 9/13/19 (i)	2,842,000	2,839
Broadcom, Inc., 2.78%, 9/10/19 (a) (i)	4,000,000	3,997
Canadian Pacific Railway, 2.40%, 9/27/19 (a) (i)	2,866,000	2,861
CSLB Holdings, Inc., 2.40%, 9/23/19 (a) (i)	4,000,000	3,994
Leggett & Platt, Inc., 2.64%, 9/6/19 (a) (i)	4,000,000	3,998
Lma Americas LLC, 2.86%, 9/3/19 (a) (i)	1,200,000	1,200
National Fuel Gas Co., 2.82%, 9/4/19 (i)	4,000,000	3,999
Royal Caribbean Cruises, 2.39%, 10/1/19 (a) (i)	3,500,000	3,493

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Sherwin-Williams Co., 2.69%, 9/4/19 (a) (i)	4,596,000	$4,595
Southern Co. Gas Capital, 2.71%, 9/5/19 (a) (i)	4,000,000	3,998
Total Commercial Papers (Cost $34,978)		34,974

Convertible Corporate Bonds (0.0%)(j)

Materials (0.0%):
Hycroft Mining Corp., 15.00%, 10/22/20 (l)(g)	395	12
Total Convertible Corporate Bond (Cost $392)		12

Collateral for Securities Loaned^ (0.5%)
HSBC US Government Money Market Fund, I Shares, 2.00%(k)	6,146,006	6,146
Total Collateral for Securities Loaned (Cost $6,146)		6,146
Total Investments (Cost $1,138,294) — 99.5%		1,183,500
Other assets in excess of liabilities — 0.5%		6,093
NET ASSETS - 100.00%		$1,189,593

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of August 31, 2019, the fair value of these securities was $68,044 (thousand) and amounted to 5.7% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2019.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2019.

(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Rounds to less than $1.
(g)	The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees; illiquid securities were 0.4% of net assets.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future
(i)	Rate represents the effective yield at August 31, 2019.
(j)	Amount represents less than 0.05% of net assets.
(k)	Rate disclosed is the daily yield on August 31, 2019.
(l)	All of the coupon is PIK
(m)	Interest only commercial mortgage-backed security

bps—Basis points

ETF—Exchange-Traded Fund

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

PIK—Payment in Kind

USSW10—USD 10 Year Swap Rate

LIBOR-London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 08/31/2019	Dividend Income
Affiliated Holdings
VictoryShares USAA MSCI Emerging Markets Value Momentum	2,187	-	-	-	(55)	2,132	6
Total	$2,187	$-	$-	$-	$(55)	$2,132	$6

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (1.0%)
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 6/18/22 @ 100	$4,640	$4,758
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 9/18/22 @ 100	571	579
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100(a)	4,530	4,531
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	2,701	2,756
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100(a)	2,320	2,331
Navient Student Loan Trust, Series 2015-2, Class B, 3.65%(LIBOR01M+150bps), 8/25/50, Callable 1/25/28 @ 100(b)	1,800	1,785
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	704	713
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25(a)	4,600	4,780
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 9/20/19 @ 100(a)	1,366	1,378
SLM Student Loan Trust, Series 2013-14, Class B, 2.83%(LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100(b)	735	695
SLM Student Loan Trust, Series 2006-2, Class B, 2.50%(LIBOR03M+22bps), 1/25/41, Callable 4/25/32 @ 100(b)	2,044	1,873
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	2,648	2,674
Total Asset Backed Securities (Cost $28,243)		28,853

Collateralized Mortgage Obligations (0.4%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44(c)	3,874	1,552
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51(c)	130	134
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.73%(LIBOR01M+250bps), 10/7/21(a)(b)	2,320	2,323
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 2.39%(LIBOR01M+19bps), 2/15/40(b)	71	69
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.94%, 1/15/49(c)(n)	28,467	2,309
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	899	762
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class C, 4.98%, 12/10/41(c)	1,175	1,178
Sequoia Mortgage Trust, Series 2003-5, Class B1, 3.07%(LIBOR01M+90bps), 9/20/33, Callable 9/20/19 @ 100(b)	387	386
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 2.68%(LIBOR01M+50bps), 7/19/35, Callable 9/19/19 @ 100(b)	527	522
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.24%, 5/10/45(a)(c)(n)	22,740	978
Wells Fargo Mortgage Backed Securities, Series 2005-AR6, Class B1, 5.16%, 4/25/35, Callable 9/25/19 @ 100(c)	430	430
Total Collateralized Mortgage Obligations (Cost $12,593)		10,643

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (22.0%)
Communication Services (2.3%):
Alphabet, Inc., Class A(d)	1,650	$1,964
Altice USA, Inc., Class A(d)	30,827	890
AMC Networks, Inc., Class A(d)	5,915	287
AT&T, Inc.	435,810	15,368
CBS Corp., Class B	39,173	1,648
CenturyLink, Inc.	89,660	1,020
Comcast Corp., Class A	333,814	14,774
DISH Network Corp., Class A(d)	31,443	1,055
Entravision Communications Corp., Class A	59,272	181
InterActive Corp.(d)	8,280	2,109
Live Nation Entertainment, Inc.(d)	35,870	2,493
Omnicom Group, Inc.	54,610	4,154
Shenandoah Telecommunications Co.	3,422	108
Sinclair Broadcast Group, Inc., Class A	5,744	256
Sirius XM Holdings, Inc.(e)	266,390	1,644
Tegna, Inc.	22,287	319
T-Mobile US, Inc.(d)	37,150	2,899
Twitter, Inc.(d)	37,957	1,619
Verizon Communications, Inc.	167,304	9,730
Viacom, Inc., Class B	73,490	1,836
Vonage Holdings Corp.(d)	10,388	137
		64,491
Consumer Discretionary (2.0%):
American Axle & Manufacturing Holdings, Inc.(d)	14,381	91
Asbury Automotive Group, Inc.(d)	2,046	193
AutoZone, Inc.(d)	1,537	1,693
Bed Bath & Beyond, Inc.(e)	24,505	237
Best Buy Co., Inc.	32,280	2,055
Big Lots, Inc.	4,306	98
Bloomin’ Brands, Inc.	6,812	123
Brunswick Corp.	3,793	177
Carnival Corp.	36,610	1,614
Carter’s, Inc.	5,471	500
Cracker Barrel Old Country Store, Inc.	2,485	411
Dana, Inc.	12,273	156
Deckers Outdoor Corp.(d)	1,329	196
Del Taco Restaurants, Inc.(d)	11,058	124
Dick’s Sporting Goods, Inc.	6,491	221
Ethan Allen Interiors, Inc.	8,265	142
Foot Locker, Inc.	16,116	583
General Motors Co., Class C	50,820	1,885
Gentex Corp.	12,180	324
Group 1 Automotive, Inc.	3,449	258
Helen of Troy Ltd.(d)	700	107
Kontoor Brands, Inc.(d)	5,198	178
Las Vegas Sands Corp.	28,120	1,560
La-Z-Boy, Inc.	5,691	181
Lowe’s Co., Inc.	27,590	3,095
Lululemon Athletica, Inc.(d)	9,100	1,681
Macy’s, Inc.	74,690	1,102
McDonald’s Corp.	17,654	3,848
Nike, Inc., Class B	39,590	3,346
Norwegian Cruise Line Holdings Ltd.(d)	30,590	1,552
NVR, Inc.(d)	550	1,979
Office Depot, Inc.	87,214	113
O’Reilly Automotive, Inc.(d)	6,180	2,372
Penske Automotive Group, Inc.	2,777	119
PulteGroup, Inc.	36,140	1,222
Qurate Retail, Inc., Class A(d)	147,920	1,584

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	28,040	$2,973
Starbucks Corp.	73,565	7,103
Steven Madden Ltd.	6,121	203
Sturm Ruger & Co., Inc.	3,571	146
The Buckle, Inc.	7,289	143
The Home Depot, Inc.	38,612	8,799
The TJX Cos., Inc.	21,086	1,159
Thor Industries, Inc.	5,292	243
Toll Brothers, Inc.	6,374	231
Tractor Supply Co.	10,853	1,106
Williams-Sonoma, Inc.	4,617	304
		57,530
Consumer Staples (1.9%):
Altria Group, Inc.	48,850	2,137
Cal-Maine Foods, Inc.	3,669	149
Flowers Foods, Inc.	14,286	326
Hostess Brands, Inc.(d)	13,836	194
Ingles Markets, Inc., Class A	5,083	198
Ingredion, Inc.	21,340	1,649
Nu Skin Enterprises, Inc., Class A	3,139	128
PepsiCo, Inc.	40,260	5,504
Sanderson Farms, Inc.	1,247	187
Spectrum Brands Holdings, Inc.	5,417	303
Sysco Corp.	35,770	2,659
The Coca-Cola Co.	96,760	5,326
The Estee Lauder Cos., Inc.	14,650	2,900
The Hershey Co.	10,000	1,585
The J.M. Smucker Co.	20,400	2,145
The Procter & Gamble Co.	117,942	14,180
Tyson Foods, Inc., Class A	36,690	3,413
US Foods Holding Corp.(d)	13,844	560
Walgreens Boots Alliance, Inc.	57,170	2,927
Wal-Mart, Inc.	70,663	8,073
		54,543
Energy (1.1%):
Chevron Corp.	24,478	2,882
ConocoPhillips	75,060	3,917
Core Laboratories N.V.	4,272	169
Delek US Holdings, Inc.	11,256	369
Dril-Quip, Inc.(d)	4,489	206
Exxon Mobil Corp.	72,372	4,955
HollyFrontier Corp.	30,720	1,363
Laredo Petroleum, Inc.(d)	35,123	87
Marathon Petroleum Corp.	47,650	2,345
Matador Resources Co.(d)	10,058	157
Occidental Petroleum Corp.	73,220	3,184
ONEOK, Inc.	37,110	2,645
Par Pacific Holdings, Inc.(d)	11,208	244
PBF Energy, Inc., Class A	17,614	417
Phillips 66	39,960	3,941
Plains GP Holdings LP, Class A	72,030	1,579
Valero Energy Corp.	28,090	2,115
		30,575
Financials (2.7%):
Ally Financial, Inc.	79,870	2,503
American Equity Investment Life Holding Co.	11,543	249
American Express Co.	16,252	1,956
Aon PLC	16,880	3,289
Bank of America Corp.	183,890	5,059

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank of Hawaii Corp.	6,854	$567
BankUnited, Inc.	14,839	471
Berkshire Hathaway, Inc., Class B(d)	7,290	1,483
Cadence BanCorp	20,458	314
Capital One Financial Corp.	25,670	2,224
Chimera Investment Corp.	24,827	474
CIT Group, Inc.	45,280	1,928
Citigroup, Inc.	128,280	8,255
Cullen/Frost Bankers, Inc.	5,741	477
Discover Financial Services	22,910	1,832
Employers Holdings, Inc.	8,550	369
Essent Group Ltd.(d)	13,992	679
First BanCorp.	16,727	160
Great Western BanCorp, Inc.	13,471	402
JPMorgan Chase & Co.	89,540	9,837
KeyCorp	96,700	1,605
Ladder Capital Corp.	24,616	413
Legg Mason, Inc.	8,524	314
LPL Financial Holdings, Inc.	5,589	419
MetLife, Inc.	41,150	1,823
MGIC Investment Corp.	17,483	221
Moody’s Corp.	7,977	1,720
Nelnet, Inc., Class A	6,213	417
Primerica, Inc.	3,795	452
Principal Financial Group, Inc.	34,740	1,849
Prudential Financial, Inc.	18,050	1,446
Radian Group, Inc.	12,959	292
Regions Financial Corp.	96,540	1,411
S&P Global, Inc.	16,440	4,277
Synchrony Financial	67,114	2,151
Synovus Financial Corp.	5,173	184
The PNC Financial Services Group, Inc.	16,450	2,121
The Progressive Corp.	40,610	3,077
U.S. Bancorp	56,090	2,955
Universal Insurance Holdings, Inc.	5,912	148
Waddell & Reed Financial, Inc., Class A	21,262	344
Walker & Dunlop, Inc.	2,579	144
Webster Financial Corp.	6,311	282
Wells Fargo & Co.	125,764	5,857
Western Alliance Bancorp	11,120	483
World Acceptance Corp.(d)	1,851	246
		77,179
Health Care (3.1%):
Abbott Laboratories	33,429	2,852
AbbVie, Inc.	109,025	7,167
Acadia Healthcare Co., Inc.(d)	5,372	142
Amedisys, Inc.(d)	2,834	365
AmerisourceBergen Corp.	8,390	690
Amgen, Inc.	35,620	7,432
AMN Healthcare Services, Inc.(d)	5,945	347
ANI Pharmaceuticals, Inc.(d)	1,400	92
Biogen, Inc.(d)	15,200	3,340
Bio-Rad Laboratories, Inc., Class A(d)	804	272
Bristol-Myers Squibb Co.	31,060	1,493
Bruker Corp.	8,056	348
Cambrex Corp.(d)	2,792	167
Chemed Corp.	1,127	484
Corcept Therapeutics, Inc.(d)	19,369	244
Covetrus, Inc.(d)	14,679	195
CVS Health Corp.	39,620	2,414
Danaher Corp.	25,960	3,690

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc.(d)	1,907	$108
Edwards Lifesciences Corp.(d)	7,390	1,639
Eli Lilly & Co.	16,420	1,855
Emergent BioSolutions, Inc.(d)	2,945	129
Encompass Health Corp.	5,138	312
Exelixis, Inc.(d)	21,430	425
Gilead Sciences, Inc.	90,765	5,767
Halozyme Therapeutics, Inc.(d)	10,710	177
HCA Healthcare, Inc.	12,300	1,478
HealthEquity, Inc.(d)	2,033	121
Hill-Rom Holdings, Inc.	3,974	428
Horizon Therapeutics PLC(d)	6,360	176
IDEXX Laboratories, Inc.(d)	9,220	2,671
Johnson & Johnson	12,051	1,547
Lantheus Holdings, Inc.(d)	3,956	86
Masimo Corp.(d)	2,834	434
McKesson Corp.	19,950	2,759
Medpace Holdings, Inc.(d)	2,335	189
Merck & Co., Inc.	111,565	9,647
Meridian Bioscience, Inc.	15,285	141
Mettler-Toledo International, Inc.(d)	3,340	2,193
Molina Healthcare, Inc.(d)	2,738	357
Novocure Ltd.(d)	2,016	183
Patterson Cos., Inc.	13,473	225
PerkinElmer, Inc.	5,637	466
Pfizer, Inc.	247,958	8,815
Phibro Animal Health Corp., Class A	4,423	91
PRA Health Sciences, Inc.(d)	3,224	319
Prestige Consumer Healthcare, Inc.(d)	6,397	204
Select Medical Holdings Corp.(d)	16,484	267
Supernus Pharmaceuticals, Inc.(d)	5,863	158
Thermo Fisher Scientific, Inc.	4,639	1,332
UnitedHealth Group, Inc.	13,190	3,087
Waters Corp.(d)	9,370	1,985
Zoetis, Inc.	39,240	4,961
		86,466
Industrials (2.1%):
3M Co.	19,290	3,120
ACCO Brands Corp.	19,750	183
AECOM(d)	11,684	415
Aerojet Rocketdyne Holdings, Inc.(d)	2,165	113
Air Transport Services Group, Inc.(d)	3,381	68
Allegion PLC	20,660	1,989
Allison Transmission Holdings, Inc.	8,985	399
Apogee Enterprises, Inc.	7,328	270
Atkore International Group, Inc.(d)	13,454	390
Avis Budget Group, Inc.(d)	4,969	123
Caterpillar, Inc.	20,390	2,426
Cornerstone Building Brands, Inc.(d)	12,393	58
Crane Co.	4,522	345
Delta Air Lines, Inc.	46,250	2,677
Deluxe Corp.	5,026	232
Eaton Corp. PLC	48,542	3,918
EnPro Industries, Inc.	2,444	152
FTI Consulting, Inc.(d)	2,439	264
Generac Holdings, Inc.(d)	3,048	238
Herman Miller, Inc.	8,222	348
Hexcel Corp.	1,700	143
Hillenbrand, Inc.	7,659	210
Honeywell International, Inc.	25,700	4,230
IAA, Inc.(d)	3,822	187

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Illinois Tool Works, Inc.	19,950	$2,989
KAR Auction Services, Inc.	5,131	136
Knoll, Inc.	12,694	293
L3Harris Technologies, Inc.	9,509	2,010
Lockheed Martin Corp.	11,080	4,256
Masonite International Corp.(d)	2,954	158
Meritor, Inc.(d)	12,770	215
MSC Industrial Direct Co., Inc.	4,638	314
Northrop Grumman Corp.	3,707	1,364
Nvent Electric PLC	7,578	154
Oshkosh Corp.	2,421	170
PACCAR, Inc.	40,317	2,643
Patrick Industries, Inc.(d)	4,415	160
Pitney Bowes, Inc.	36,917	131
Regal Beloit Corp.	4,866	345
Rush Enterprises, Inc., Class A	6,816	246
Ryder System, Inc.	3,957	191
Southwest Airlines Co.	33,320	1,743
Spirit Aerosystems Holdings, Inc., Class A	36,500	2,942
Steelcase, Inc., Class A	16,758	260
The Boeing Co.	21,875	7,964
The Greenbrier Cos., Inc.	4,321	101
The Timken Co.	8,924	359
Trinity Industries, Inc.	8,417	147
Union Pacific Corp.	15,140	2,452
United Airlines Holdings, Inc.(d)	21,020	1,772
W.W. Grainger, Inc.	4,910	1,343
Wabash National Corp.	18,886	258
Werner Enterprises, Inc.	5,848	191
WESCO International, Inc.(d)	6,734	304
		58,109
Information Technology (5.1%):
Accenture PLC, Class A	16,460	3,262
Adobe, Inc.(d)	7,900	2,248
Apple, Inc.	122,512	25,573
Applied Materials, Inc.	39,980	1,920
Automatic Data Processing, Inc.	11,250	1,911
Belden, Inc.	3,684	168
CACI International, Inc., Class A(d)	1,497	333
Cardtronics PLC, Class A(d)	3,115	92
CDW Corp.	13,810	1,595
Ciena Corp.(d)	3,579	146
Cirrus Logic, Inc.(d)	5,973	320
Cisco Systems, Inc.	23,862	1,117
Coherent, Inc.(d)	3,210	465
CoreLogic, Inc.(d)	7,110	344
Corning, Inc.	59,335	1,653
CSG Systems International, Inc.	7,668	413
Euronet Worldwide, Inc.(d)	3,150	482
F5 Networks, Inc.(d)	9,840	1,267
Fair Isaac Corp.(d)	720	254
Hewlett Packard Enterprises Co.	222,300	3,072
Insight Enterprises, Inc.(d)	3,630	174
Intel Corp.	205,548	9,745
InterDigital, Inc.	3,484	171
International Business Machines Corp.	64,348	8,721
Intuit, Inc.	18,340	5,289
J2 Global, Inc.	5,493	465
Jabil, Inc.	11,369	328
Juniper Networks, Inc.	75,520	1,750
KEMET Corp.	6,757	113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kulicke & Soffa Industries, Inc.	11,342	$236
Lam Research Corp.	13,340	2,808
LogMeIn, Inc.	2,839	190
Manhattan Associates, Inc.(d)	6,310	521
Mastercard, Inc., Class A	1,101	310
Maximus, Inc.	6,910	532
Methode Electronics, Inc.	6,852	217
Microsoft Corp.	172,263	23,747
MKS Instruments, Inc.	2,525	198
NCR Corp.(d)	12,750	402
NetApp, Inc.	26,390	1,268
NIC, Inc.	15,560	324
Oracle Corp.	146,277	7,615
Paychex, Inc.	44,220	3,613
Paylocity Holding Corp.(d)	1,369	150
PayPal Holdings, Inc.(d)	26,530	2,893
Perspecta, Inc.	10,743	279
QUALCOMM, Inc.	32,914	2,560
Science Applications International Corp.	3,490	307
Seagate Technology PLC	39,135	1,965
TE Connectivity Ltd.	16,642	1,518
Tech Data Corp.(d)	3,374	313
Teradyne, Inc.	11,200	593
Texas Instruments, Inc.	41,430	5,127
The Hackett Group, Inc.	23,003	371
Ultra Clean Holdings, Inc.(d)	20,042	239
Visa, Inc., Class A	52,843	9,555
Western Digital Corp.	18,955	1,086
		142,328
Materials (0.4%):
Berry Global Group, Inc.(d)	9,711	380
Cleveland-Cliffs, Inc.(e)	9,728	77
Domtar Corp.	7,892	260
Ecolab, Inc.	20,120	4,151
Huntsman Corp.	11,778	235
Hycroft Mining Corp.(d) (m)	216,393	—(f)
International Paper Co.	10,666	417
Kraton Corp.(d)	6,154	169
LyondellBasell Industries NV, Class A	23,170	1,793
Nucor Corp.	24,480	1,199
Reliance Steel & Aluminum Co.	4,791	466
Resolute Forest Products, Inc.	27,625	118
Schweitzer-Mauduit International, Inc.	8,814	296
Silgan Holdings, Inc.	15,934	474
Steel Dynamics, Inc.	45,140	1,219
Trinseo SA	7,668	269
Warrior Met Coal, Inc.	8,504	178
		11,701
Real Estate (0.8%):
American Tower Corp.	17,430	4,013
Brixmor Property Group, Inc.	18,873	348
CBRE Group, Inc., Class A(d)	87,510	4,574
CoreCivic, Inc.	12,460	211
EPR Properties	6,263	490
Gaming and Leisure Properties, Inc.	16,739	655
Hospitality Properties Trust	15,416	372
Jones Lang LaSalle, Inc.	1,475	198
Kimco Realty Corp.	132,450	2,434
Lamar Advertising Co., Class A	8,395	643
LTC Properties, Inc.	12,539	612

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Medical Properties Trust, Inc.	39,016	$725
Omega Healthcare Investors, Inc.	10,606	431
Outfront Media, Inc., Class A	4,962	136
PotlatchDeltic Corp.	11,954	460
Simon Property Group, Inc.	19,970	2,975
Spirit Realty Capital, Inc.	3,316	159
Tanger Factory Outlet Centers, Inc.(e)	24,653	349
The GEO Group, Inc.	18,813	323
Welltower, Inc.	22,250	1,993
		22,101
Utilities (0.5%):
AES Corp.	221,030	3,388
Dominion Energy, Inc.	12,930	1,004
Exelon Corp.	72,000	3,403
IDACORP, Inc.	4,564	501
New Jersey Resources Corp.	9,500	435
NextEra Energy, Inc.	12,690	2,780
PPL Corp.	65,550	1,937
Southwest Gas Holdings Inc	5,379	490
The Southern Co.	47,350	2,759
		16,697
Total Common Stocks (Cost $596,537)		621,720

Preferred Stocks (0.8%)

Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/21	220,000	5,478

Consumer Staples (0.2%):
CHS, Inc., Series 1, 7.88%, 9/26/23 (g)	30,000	815
Dairy Farmers of America, Inc., 7.88%, 11/5/19 (a) (g)	45,000	4,500
		5,315
Energy (0.2%):
Chesapeake Energy Corp., 5.75%, (a) (g)	11,400	4,948

Financials (0.2%):
American Overseas Group Ltd., 12/15/66 (m)	3,500	875
Delphi Financial Group, Inc. 5.35%, 11/4/19 (g)(m)	309,253	6,957
		7,832
Total Preferred Stocks (Cost $29,176)		23,573

Senior Secured Loans (0.1%)
Academy Ltd., 1st Lien Term Loan, 6.23LIBOR01M+400bps), 7/2/22, Callable 10/9/19 @ 100(b)	5,270	3,507
Total Senior Secured Loans (Cost $4,452)		3,507

Corporate Bonds (4.3%)

Energy (0.5%):
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100	1,300	1,945
Energy Transfer Operating LP, 5.27%(LIBOR03M+302bps), 11/1/66, Callable 10/10/19 @ 100 (b)	$3,530	$2,659
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	5,600	5,646
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	419	427
Southern Union Co., 5.27%(LIBOR03M+302bps), 11/1/66, Callable 10/10/19 @ 100 (b)	2,352	1,730

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Tallgrass Energy Partners LP, 5.50%, 9/15/24, Callable 10/10/19 @ 104.13 (a)	2,550	2,489
Teppco Partners, LP, 5.30%(LIBOR03M+278bps), 6/1/67, Callable 10/10/19 @ 100 (b)	500	427
		15,323
Financials (2.9%):
Allfirst Capital Trust, 3.80%(LIBOR03M+150bps), 7/15/29, Callable 10/10/19 @ 100 (b)	1,000	943
AmTrust Financial Services, Inc., 6.13%, 8/15/23	3,607	3,585
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100	5,950	6,053
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,164
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,700	2,822
BMW US Capital LLC, 3.25%, 8/14/20 (a)	5,700	5,758
Cullen/Frost Capital Trust II, 4.07%(LIBOR03M+155bps), 3/1/34, Callable 10/10/19 @ 100 (b)	9,000	7,263
First Maryland Capital I, 3.30%(LIBOR03M+100bps), 1/15/27, Callable 10/10/19 @ 100 (b)	4,000	3,736
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21 (a)	5,700	5,802
HSB Group, Inc., 3.21%(LIBOR03M+91bps), 7/15/27, Callable 10/10/19 @ 100 (b)	4,550	3,902
Huntington Capital II, 3.04%(LIBOR03M+63bps), 6/15/28, Callable 10/10/19 @ 100 (b)	2,000	1,786
Hyundai Capital America, 3.75%, 7/8/21 (a)	5,700	5,829
Manufactures & Traders Trust Co., 3.16%(LIBOR03M+64bps), 12/1/21, Callable 10/10/19 @ 100 (b)	6,039	6,023
Nationwide Mutual Insurance Co., 4.70%(LIBOR03M+229bps), 12/15/24, Callable 10/10/19 @ 100 (a) (b)	11,510	11,514
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	5,400	5,781
SunTrust Capital, 2.83%(LIBOR03M+67bps), 5/15/27, Callable 10/10/19 @ 100 (b)	1,000	926
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	5,900	6,278
		79,165
Health Care (0.2%):
CHS, Inc., 6.88%, 2/1/22, Callable 10/10/19 @ 101.72	5,600	3,873
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,500	1,543
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	897	910
		6,326
Industrials (0.5%):
Bnsf Funding Trust, 6.61%(LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	5,325	5,881
General Electric Co., 5.50%, 1/8/20, MTN	1,725	1,739
Ryder System, Inc., 3.50%, 6/1/21, MTN	5,750	5,890
		13,510
Real Estate (0.0%):
Sabra Health Care, LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,081

Utilities (0.2%):
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,008

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	$3,800	$3,841
		5,849
Total Corporate Bonds (Cost $119,012)		121,254

Yankee Dollars (0.8%)

Energy (0.2%):
Petroleos Mexicanos, 5.38%, 3/13/22	5,800	5,938

Financials (0.6%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,750	5,906
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)	3,000	3,120
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	5,900	6,258
Schahin II Finance Co. SPV Ltd.
8.00%, 5/25/20 PIK (a) (l)	111	103
5.88%, 9/25/22 (a) (m)	4,465	326
Transcanada Trust, 5.63%(LIBOR03M+353bps), 5/20/75, Callable 5/20/25 @ 100 (b)	1,400	1,445
		17,158
Materials (0.0%):
Braskem Finance, Ltd., 6.45%, 2/3/24	500	549
Total Yankee Dollars (Cost $25,943)		23,645

Municipal Bonds (0.0%)(h)

Texas (0.0%):
Ector County Hospital District Revenue, Build America Bond
6.80%, 9/15/25, Continuously Callable @100	150	154
7.18%, 9/15/35, Continuously Callable @100	300	307
		461
Total Municipal Bonds (Cost $454)		461

U.S. Government Agency Mortgages (8.5%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	8,400	9,034
Series K053, Class A2, 3.00%, 12/25/25	14,000	14,883
Series K151, Class A3, 3.51%, 4/25/30	9,000	9,963
Series K156, Class A2, 3.70%, 1/25/33 (c)	4,285	4,915
3.00%, 4/1/46 - 6/1/47	152,798	157,028
3.50%, 4/1/46 - 4/1/48	26,920	27,880
4.00%, 7/1/48	8,500	8,866
		232,569
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	3,503	3,534
4.00%, 11/1/45	5,113	5,391
		8,925
Government National Mortgage Association
6.50%, 4/15/24	4	4
Total U.S. Government Agency Mortgages (Cost $234,686)		241,498

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (15.7%)
U.S. Treasury Bonds, 3.13%, 8/15/44	$82,200	$101,248
U.S. Treasury Notes
2.50%, 6/30/20	10,000	10,054
1.13%, 2/28/21	63,000	62,533
1.88%, 7/31/22	6,000	6,073
1.63%, 8/15/22	26,970	27,117
1.63%, 11/15/22	15,390	15,484
1.63%, 4/30/23	29,000	29,206
2.75%, 11/15/23	1,000	1,054
1.75%, 6/30/24	25,000	25,400
2.38%, 8/15/24	16,800	17,569
2.25%, 11/15/24	1,000	1,041
2.25%, 11/15/25	5,000	5,236
1.63%, 2/15/26	52,000	52,541
1.88%, 6/30/26	25,000	25,680
2.38%, 5/15/27	8,100	8,635
2.25%, 11/15/27	30,800	32,624
2.75%, 2/15/28	22,800	25,080
Total U.S. Treasury Obligations (Cost $416,424)		446,575

Exchange-Traded Funds (44.4%)
First Trust Global Tactical Commodity Strategy Fund	10,000	179
Invesco DB Commodity Index Tracking Fund(e)	256,100	3,798
Invesco FTSE RAFI Developed Markets ex-US ETF	527,552	20,290
Invesco FTSE RAFI Emerging Markets ETF	1,361,600	27,137
Invesco Fundamental High Yield Corporate Bond ETF	277,500	5,289
Invesco S&P Midcap Low Volatility ETF	50,000	2,595
iShares 20+ Year Treasury Bond ETF	82,190	12,105
iShares 7-10 Year Treasury Bond ETF	50,000	5,701
iShares Core MSCI EAFE ETF	1,610,315	95,540
iShares Core MSCI Emerging Markets ETF	1,532,210	73,960
iShares Core S&P 500 ETF	324,383	95,456
iShares Core U.S. Aggregate Bond ETF	320,453	36,573
iShares Edge MSCI Min Vol EAFE ETF(e)	258,500	18,590
iShares Edge MSCI Min Vol Emerging Markets ETF	260,200	14,777
iShares iBoxx $ Investment Grade Corporate Bond ETF	617,329	79,512
iShares iBoxx High Yield Corporate Bond ETF	100,000	8,716
iShares MSCI Canada ETF	1,655,000	46,654
iShares MSCI United Kingdom ETF(e)	617,520	18,736
Schwab Fundamental Emerging Markets Large Co. Index ETF	2,076,900	55,578
Schwab Fundamental International Large Co. Index ETF	2,993,200	79,050
Schwab Fundamental International Small Co. Index ETF	593,600	17,701
SPDR S&P Emerging Markets Smallcap ETF	107,983	4,670
U.S. Commodity Index Fund	220,000	7,812
VanEck Vectors Gold Miners ETF	1,473,718	44,005
VanEck Vectors Junior Gold Miners ETF	101,000	4,146
Vanguard FTSE All-World ex-US ETF	683,725	33,400
Vanguard FTSE Developed Markets ETF	3,314,230	132,866
Vanguard FTSE Europe ETF	1,498,400	78,801
Vanguard Mid-Capital ETF	14,000	2,306
Vanguard Mortgage-Backed Securities ETF	659,209	35,142
Vanguard Real Estate ETF	772,987	71,285
Vanguard S&P 500 ETF	65,465	17,584
Vanguard Short-Term Bond ETF	100,700	8,173
Vanguard Small-Capital Value ETF	158,000	19,650
Vanguard Total Bond Market ETF	338,156	28,777
Vanguard Total Stock Market ETF	217,220	32,374
WisdomTree Emerging Markets SmallCap Dividend Fund	202,622	9,019

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Xtrackers USD High Yield Corporate Bond ETF	205,000	$10,287
Total Exchange-Traded Funds (Cost $1,187,794)		1,258,234

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (0.1%)
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF(e)	68,000	2,815
Total Exchange-Traded Funds (Cost $3,463)		2,815

Commercial Papers (1.2%)
Broadcom, Inc., 2.78% (a) (i)	5,100,000	5,096
Canadian Pacific Railway, 2.40% (a) (i)	6,942,000	6,930
CSLB Holdings, Inc., 2.82% (a) (i)	8,000,000	7,997
DuPont Ei de Nemours Co., 2.45% (a) (i)	2,103,000	2,101
Glencore Funding LLC, 2.93%(i)	8,000,000	7,997
Southern Co. Gas Capital, 2.71% (a) (i)	3,500,000	3,499
Total Commercial Papers (Cost $33,624)		33,619

Convertible Corporate Bonds (0.0%)(g)

Materials (0.0%):
Hycroft Mining Corp., 15.00%, 10/22/20 (l)(m)	1,130	34
Total Convertible Corporate Bond (Cost $1,121)		34

Collateral for Securities Loaned^ (0.7%)
HSBC US Government Money Market Fund, I Shares, 2.00%(j)	19,812,794	19,813
Total Collateral for Securities Loaned (Cost $19,813)		19,813
Total Investments (Cost $2,713,335) — 100.0%		2,836,244
Other assets in excess of liabilities — 0.0%		1,336
NET ASSETS - 100.00%		$2,837,580

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of August 31, 2019, the fair value of these securities was $96,060 (thousand) and amounted to 3.4% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2019.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2019.

(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Rounds to less than 1.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future
(h)	Amount represents less than 0.05% of net assets.
(i)	Rate represents the effective yield at August 31, 2019.
(j)	Rate disclosed is the daily yield on August 31, 2019.
(l)	All of coupon is PIK
(m)	The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees; illiquid securities were 0.3% of net assets.
(n)	Interest only commercial mortgage-backed security

bps—Basis points

ETF—Exchange-Traded Fund

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

PIK—Payment in Kind

USSW10—USD 10 Year Swap Rate

LIBOR-London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 08/31/2019	Dividend Income
Affiliated Holdings
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF	2,888	-	-	-	(73)	2,815	8
Total	$2,888	$-	$-	$-	$(73)	$2,815	$8

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Conservative Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset Backed Securities (1.4%)
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 6/18/22 @ 100	$480	$492
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 9/18/22 @ 100	143	145
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21, Callable 2/20/20 @ 100(a)	608	609
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	329	336
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44, Callable 4/19/21 @ 100(a)	240	241
Navient Student Loan Trust, Series 2015-2, Class B, 3.65%(LIBOR01M+150bps), 8/25/50, Callable 1/25/28 @ 100(b)	200	198
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	85	86
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25(a)	560	582
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 9/20/19 @ 100(a)	158	159
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	320	323
Total Asset Backed Securities (Cost $3,102)		3,171

Collateralized Mortgage Obligations (0.6%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44(c)	155	62
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51(c)	26	27
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.73%(LIBOR01M+250bps), 10/7/21(a)(b)	320	320
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 2.39%(LIBOR01M+19bps), 2/15/40(b)	4	4
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.94%, 1/15/49(c)(m)	3,174	257
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49(c)	88	74
Sequoia Mortgage Trust, Series 2003-5, Class B1, 3.07%(LIBOR01M+90bps), 9/20/33, Callable 9/20/19 @ 100(b)	28	28
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 2.68%(LIBOR01M+50bps), 7/19/35, Callable 9/19/19 @ 100(b)	580	574
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.24%, 5/10/45(a)(c)(m)	2,651	114
Wells Fargo Mortgage Backed Securities, Series 2005-AR6, Class B1, 5.16%, 4/25/35, Callable 9/25/19 @ 100(c)	29	29
Total Collateralized Mortgage Obligations (Cost $1,592)		1,489

Common Stocks (11.3%)

Communication Services (1.3%):
Alphabet, Inc., Class A(d)	70	83
Altice USA, Inc., Class A(d)	1,432	41
AT&T, Inc.	20,201	713
CBS Corp., Class B	1,816	76

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CenturyLink, Inc.	4,160	$47
Comcast Corp., Class A	15,478	686
DISH Network Corp., Class A(d)	1,457	49
InterActive Corp.(d)	380	97
Live Nation Entertainment, Inc.(d)	1,659	116
Omnicom Group, Inc.	2,530	192
Sirius XM Holdings, Inc.	12,600	78
T-Mobile US, Inc.(d)	1,720	134
Twitter, Inc.(d)	1,761	75
Verizon Communications, Inc.	7,772	452
Viacom, Inc., Class B	3,420	85
		2,924
Consumer Discretionary (1.0%):
AutoZone, Inc.(d)	71	78
Best Buy Co., Inc.	1,490	95
Carnival Corp.	1,660	73
General Motors Co., Class C	2,360	88
Las Vegas Sands Corp.	1,300	72
Lowe’s Co., Inc.	1,280	144
Lululemon Athletica, Inc.(d)	420	78
Macy’s, Inc.	3,460	51
McDonald’s Corp.	813	177
Nike, Inc., Class B	1,840	155
Norwegian Cruise Line Holdings Ltd.(d)	1,420	72
NVR, Inc.(d)	20	72
O’Reilly Automotive, Inc.(d)	280	107
PulteGroup, Inc.	1,680	57
Qurate Retail, Inc., Class A(d)	6,990	75
Ross Stores, Inc.	1,300	138
Starbucks Corp.	3,405	329
The Home Depot, Inc.	1,807	412
The TJX Cos., Inc.	978	54
Tractor Supply Co.	503	51
		2,378
Consumer Staples (1.1%):
Altria Group, Inc.	2,270	99
Ingredion, Inc.	980	76
PepsiCo, Inc.	1,870	255
Sysco Corp.	1,680	125
The Coca-Cola Co.	4,480	247
The Estee Lauder Cos., Inc.	690	137
The Hershey Co.	469	74
The J.M. Smucker Co.	910	96
The Procter & Gamble Co.	5,384	647
Tyson Foods, Inc., Class A	1,770	164
Walgreens Boots Alliance, Inc.	2,640	135
Wal-Mart, Inc.	3,279	375
		2,430
Energy (0.6%):
Chevron Corp.	1,135	134
ConocoPhillips	3,490	182
Exxon Mobil Corp.	3,360	230
HollyFrontier Corp.	1,430	63
Marathon Petroleum Corp.	2,210	109
Occidental Petroleum Corp.	3,400	148
ONEOK, Inc.	1,720	123
Phillips 66	1,850	182
Plains GP Holdings LP, Class A	3,340	73

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Valero Energy Corp.	1,310	$99
		1,343
Financials (1.5%):
Ally Financial, Inc.	3,710	116
American Express Co.	752	91
Aon PLC	780	152
Bank of America Corp.	8,540	235
Berkshire Hathaway, Inc., Class B(d)	340	69
Capital One Financial Corp.	1,190	103
CIT Group, Inc.	2,100	89
Citigroup, Inc.	5,960	384
Discover Financial Services	1,060	85
JPMorgan Chase & Co.	4,160	456
KeyCorp	4,490	75
MetLife, Inc.	1,910	85
Moody’s Corp.	367	79
Principal Financial Group, Inc.	1,610	86
Prudential Financial, Inc.	830	66
Regions Financial Corp.	4,490	66
S&P Global, Inc.	750	195
Synchrony Financial	3,127	100
The PNC Financial Services Group, Inc.	760	98
The Progressive Corp.	1,900	144
U.S. Bancorp	2,610	138
Wells Fargo & Co.	5,836	272
		3,184
Health Care (1.6%):
Abbott Laboratories	1,551	132
AbbVie, Inc.	5,058	333
AmerisourceBergen Corp.	384	32
Amgen, Inc.	1,652	344
Biogen, Inc.(d)	700	154
Bristol-Myers Squibb Co.	1,440	69
Covetrus, Inc.(d)	328	4
CVS Health Corp.	1,850	113
Danaher Corp.	1,200	170
Edwards Lifesciences Corp.(d)	350	78
Eli Lilly & Co.	760	86
Gilead Sciences, Inc.	4,238	269
HCA Healthcare, Inc.	570	69
IDEXX Laboratories, Inc.(d)	420	122
Johnson & Johnson	559	72
McKesson Corp.	930	128
Merck & Co., Inc.	5,209	450
Mettler-Toledo International, Inc.(d)	160	106
Pfizer, Inc.	11,497	409
Thermo Fisher Scientific, Inc.	214	61
UnitedHealth Group, Inc.	610	142
Waters Corp.(d)	440	93
Zoetis, Inc.	1,830	231
		3,667
Industrials (0.9%):
3M Co.	890	144
Allegion PLC	950	91
Caterpillar, Inc.	940	112
Delta Air Lines, Inc.	2,130	123
Eaton Corp. PLC	2,252	182
Honeywell International, Inc.	1,190	196
Illinois Tool Works, Inc.	920	137

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
L3Harris Technologies, Inc.	441	$93
Lockheed Martin Corp.	510	196
Northrop Grumman Corp.	172	63
PACCAR, Inc.	1,870	123
Southwest Airlines Co.	1,540	81
Spirit Aerosystems Holdings, Inc., Class A	1,690	136
The Boeing Co.	1,019	372
Union Pacific Corp.	700	113
United Airlines Holdings, Inc.(d)	970	82
W.W. Grainger, Inc.	220	60
		2,304
Information Technology (2.6%):
Accenture PLC, Class A	760	151
Adobe, Inc.(d)	370	105
Apple, Inc.	5,693	1,188
Applied Materials, Inc.	1,840	88
Automatic Data Processing, Inc.	520	88
CDW Corp.	640	74
Cisco Systems, Inc.	1,109	52
Corning, Inc.	2,756	77
F5 Networks, Inc.(d)	460	59
Hewlett Packard Enterprises Co.	10,250	142
Intel Corp.	9,653	458
International Business Machines Corp.	3,013	408
Intuit, Inc.	850	245
Juniper Networks, Inc.	3,510	81
Lam Research Corp.	600	126
Mastercard, Inc., Class A	52	15
Microsoft Corp.	8,002	1,104
NetApp, Inc.	1,240	60
Oracle Corp.	6,787	353
Paychex, Inc.	2,050	167
PayPal Holdings, Inc.(d)	1,230	134
QUALCOMM, Inc.	1,527	119
Seagate Technology PLC	1,835	92
TE Connectivity Ltd.	764	70
Texas Instruments, Inc.	1,920	238
Visa, Inc., Class A	2,423	439
Western Digital Corp.	873	50
		6,183
Materials (0.1%):
Ecolab, Inc.	930	192
Hycroft Mining Corp.(d) (e)	24,262	—(f)
International Paper Co.	495	19
LyondellBasell Industries NV, Class A	1,100	85
Nucor Corp.	1,120	55
Steel Dynamics, Inc.	2,050	55
		406
Real Estate (0.3%):
American Tower Corp.	810	186
CBRE Group, Inc., Class A(d)	4,060	212
Kimco Realty Corp.	6,180	114
Simon Property Group, Inc.	920	137
Welltower, Inc.	1,030	92
		741
Utilities (0.3%):
AES Corp.	10,270	157
Dominion Energy, Inc.	600	47

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exelon Corp.	3,310	$157
NextEra Energy, Inc.	590	129
PPL Corp.	3,020	89
The Southern Co.	2,200	128
		707
Total Common Stocks (Cost $25,672)		26,267

Preferred Stocks (1.3%)

Communication Services (0.2%):
Qwest Corp. 6.50%, 9/1/21	20,000	498

Consumer Staples (0.6%):
CHS, Inc., Series 1; 7.88%, 9/26/23 (g)	32,000	869
Dairy Farmers of America, Inc. 7.88%, 11/5/19 (a) (g)	5,000	500
		1,369
Energy (0.2%):
Chesapeake Energy Corp. 5.75% (a) (g)	1,220	529

Financials (0.3%):
Delphi Financial Group, Inc. 5.35%, 11/4/19 (e)	27,414	617
Total Preferred Stocks (Cost $3,497)		3,013

Senior Secured Loans (0.2%)
Academy Ltd., 1st Lien Term Loan, 6.23%(LIBOR01M+400bps), 7/2/22, Callable 10/9/19 @ 100(b)	586	390
Total Senior Secured Loans (Cost $492)		390

Corporate Bonds (5.3%)

Energy (1.0%):
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100	650	973
Energy Transfer Operating LP, 5.27%(LIBOR03M+302bps), 11/1/66, Callable 10/10/19 @ 100 (b)	400	301
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	700	706
Southern Union Co., 5.27%(LIBOR03M+302bps), 11/1/66, Callable 10/10/19 @ 100 (b)	200	147
Tallgrass Energy Partners LP, 5.50%, 9/15/24, Callable 10/10/19 @ 104.13 (a)	300	293
		2,420
Financials (3.4%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	332	330
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100	350	356
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	100	105
BMW US Capital LLC, 3.25%, 8/14/20 (a)	700	707
Cullen/Frost Capital Trust II, 4.07%(LIBOR03M+155bps), 3/1/34, Callable 10/10/19 @ 100 (b)	1,000	807
First Maryland Capital I, 3.30%(LIBOR03M+100bps), 1/15/27, Callable 10/10/19 @ 100 (b)	100	93
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21 (a)	700	713
HSB Group, Inc., 3.21%(LIBOR03M+91bps), 7/15/27, Callable 10/10/19 @ 100 (b)	550	472
Hyundai Capital America, 3.75%, 7/8/21 (a)	700	715
Nationwide Mutual Insurance Co., 4.70%(LIBOR03M+229bps), 12/15/24, Callable 10/10/19 @ 100 (a) (b)	1,100	1,100

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	600	$642
SunTrust Capital, 2.83%(LIBOR03M+67bps), 5/15/27, Callable 10/10/19 @ 100 (b)	1,000	926
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	700	745
		7,711
Health Care (0.2%):
CHS, Inc., 6.88%, 2/1/22, Callable 10/10/19 @ 101.72	600	415
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	134	136
		551
Industrials (0.5%):
Continental Airlines, 6.25%, 4/11/20	118	119
General Electric Co., 5.50%, 1/8/20, MTN	210	212
Ryder System, Inc., 3.50%, 6/1/21, MTN	700	717
		1,048
Utilities (0.2%):
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	467	472
Total Corporate Bonds (Cost $11,883)		12,202

Yankee Dollars (0.9%)

Energy (0.3%):
Petroleos Mexicanos, 5.38%, 3/13/22	700	717

Financials (0.6%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	700	718
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)	300	312
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	250	265
Schahin II Finance Co. SPV Ltd.
8.00%, 5/25/20 PIK (a) (l)	23	21
5.88%, 9/25/22 (a) (e )	912	67
		1,383
Total Yankee Dollars (Cost $2,706)		2,100
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	1,100	1,183
Series K151, Class A3, 3.51%, 4/25/30	1,000	1,107
Series K156, Class A2, 3.70%, 1/25/33 (c)	536	615
3.00%, 4/1/46 - 3/1/47	19,169	19,708
3.50%, 4/1/46 - 4/1/48	5,969	6,181
		28,794
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	467	471
Total U.S. Government Agency Mortgages (Cost $28,576)		29,265

U.S. Treasury Obligations (23.6%)
U.S. Treasury Bonds
3.13%, 8/15/44	8,700	10,715
3.00%, 8/15/48	1,000	1,226
3.38%, 11/15/48	1,000	1,314
U.S. Treasury Notes
2.50%, 1/31/21	2,000	2,023
1.13%, 2/28/21	7,600	7,544
2.00%, 2/15/23	618	629

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
1.63%, 4/30/23	3,800	$3,827
2.50%, 5/15/24	1,500	1,574
2.38%, 8/15/24	1,500	1,569
2.25%, 11/15/24	800	833
2.25%, 11/15/25	6,200	6,493
1.63%, 2/15/26	2,000	2,021
2.25%, 2/15/27	1,000	1,056
2.38%, 5/15/27	2,000	2,132
2.25%, 11/15/27	1,000	1,059
2.75%, 2/15/28	1,000	1,100
2.38%, 5/15/29	8,885	9,575
Total U.S. Treasury Obligations (Cost $50,548)		54,690

Exchange-Traded Funds (37.0%)
First Trust Global Tactical Commodity Strategy Fund	6,700	120
Invesco DB Commodity Index Tracking Fund	22,900	340
Invesco FTSE RAFI Developed Markets ex-US ETF	31,400	1,208
Invesco FTSE RAFI Emerging Markets ETF	87,600	1,746
Invesco Fundamental High Yield Corporate Bond ETF	16,600	316
iShares 20+ Year Treasury Bond ETF	7,782	1,146
iShares Core MSCI EAFE ETF	63,935	3,793
iShares Core MSCI Emerging Markets ETF	76,168	3,677
iShares Core S&P 500 ETF	25,200	7,416
iShares Core U.S. Aggregate Bond ETF	20,655	2,357
iShares Edge MSCI Min Vol EAFE ETF	30,300	2,179
iShares Edge MSCI Min Vol Emerging Markets ETF	19,800	1,124
iShares iBoxx $ Investment Grade Corporate Bond ETF	68,976	8,883
iShares iBoxx High Yield Corporate Bond ETF	19,000	1,656
iShares MSCI Canada ETF	130,000	3,665
iShares MSCI United Kingdom ETF(h)	44,000	1,335
Schwab Fundamental Emerging Markets Large Co. Index ETF	151,700	4,059
Schwab Fundamental International Large Co. Index ETF	216,800	5,726
Schwab Fundamental International Small Co. Index ETF	50,100	1,494
SPDR S&P Emerging Markets Smallcap ETF	7,496	324
U.S. Commodity Index Fund	5,900	210
VanEck Vectors Gold Miners ETF	70,343	2,100
VanEck Vectors Junior Gold Miners ETF	8,800	361
Vanguard FTSE All-World ex-US ETF	23,066	1,127
Vanguard FTSE Developed Markets ETF	72,604	2,911
Vanguard FTSE Europe ETF	121,100	6,369
Vanguard Mortgage-Backed Securities ETF	63,300	3,375
Vanguard Real Estate ETF	52,594	4,850
Vanguard S&P 500 ETF	3,479	934
Vanguard Short-Term Bond ETF	5,000	406
Vanguard Small-Capital Value ETF(h)	27,400	3,408
Vanguard Total Bond Market ETF	68,118	5,797
Vanguard Total Stock Market ETF	5,053	753
WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	234
Xtrackers USD High Yield Corporate Bond ETF	8,000	401
Total Exchange-Traded Funds (Cost $81,780)		85,800

Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF(h)	9,770	404
Total Exchange-Traded Funds (Cost $469)		404

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Papers (4.3%)
Alliant Energy, 3.00%, 9/3/19 (a) (i)	1,000,000	$1,000
Broadcom, Inc., 2.78%, 9/10/19 (a) (i)	1,000,000	999
Canadian Natural Resources, 2.68%, 9/25/19 (a) (i)	650,000	649
CSLB Holdings, Inc., 2.52% 9/9/19 (a) (i)	1,000,000	999
Fortive Corp., 2.41%, 9/20/19 (a) (i)	1,000,000	999
Leggett & Platt, Inc., 2.64%, 9/6/19 (a) (i)	1,000,000	999
Noble Energy, Inc., 3.10%, 9/5/19 (i)	1,000,000	999
Sherwin-Williams Co., 2.87%, 9/3/19 (a) (i)	450,000	450
Southern Co. Gas Capital Corp., 9/4/19 2.82%,(a) (i)	1,000,000	1,000
Spire, Inc., 2.71%, 9/5/19 (a) (i)	917,000	917
Viacom, Inc., 2.82%, 9/4/19 (a) (i)	1,000,000	1,000
Total Commercial Papers (Cost $10,012)		10,011

Convertible Corporate Bonds (0.0%)(j)

Materials (0.0%):
Hycroft Mining Corp., 15.00%, 10/22/20 (l)(e)	753	23
Total Convertible Corporate Bond (Cost $747)		23

Collateral for Securities Loaned^ (0.3%)
HSBC US Government Money Market Fund, I Shares, 2.00%(k)	719,000	719
Total Collateral for Securities Loaned (Cost $719)		719
Total Investments (Cost $221,795) — 99.0%		229,544
Other assets in excess of liabilities — 1.0%		2,280
NET ASSETS - 100.00%		$231,824

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of August 31, 2019, the fair value of these securities was $16,681 (thousands) and amounted to 7.2% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2019.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2019.

(d)	Non-income producing security.
(e)	The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees; illiquid securities were 0.3% of net assets
(f)	Rounds to less than $1.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future
(h)	All or a portion of this security is on loan.
(i)	Rate represents the effective yield at August 31, 2019.
(j)	Amount represents less than 0.05% of net assets.
(k)	Rate disclosed is the daily yield on August 31, 2019.
(l)	All of the coupon is PIK
(m)	Interest only commercial mortgage-backed security

bps—Basis points

ETF—Exchange-Traded Fund

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

PIK—Payment in Kind security

USSW10—USD 10 Year Swap Rate, rate disclosed as of August 31, 2019.

LIBOR-London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 08/31/2019	Dividend Income
Affiliated Holdings
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF	$415	$-	$-	$-	$(11)	$404	$-
Total	$415	$-	$-	$-	$(11)	$404	$-

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.7%)

Argentina (0.2%):

Consumer Staples (0.1%):
Adecoagro SA	79,816	$446

Energy (0.1%):
YPF SA, ADR	106,585	912
		1,358
Australia (0.3%):

Materials (0.3%):
BHP Billiton Ltd. ADR (a)	49,200	2,419

Bangladesh (0.0%):(b)

Financials (0.0%):(b)
BRAC Bank Ltd.	281,733	193

Brazil (7.0%):

Consumer Discretionary (0.7%):
Arco Platform Ltd., Class A	14,032	678
BK Brasil Operacao e Assessoria a Restaurantes SA	27,505	128
Construtora Tenda SA	230,500	1,411
Grupo SBF SA	515,300	2,582
Tupy SA	113,300	483
		5,282
Consumer Staples (0.6%):
Ambev SA ADR	360,830	1,638
Atacadao SA	481,300	2,592
Sao Martinho SA	82,700	357
		4,587
Energy (1.0%):
Cosan Ltd., Class A	199,900	2,803
Enauta Participacoes SA	163,500	438
Petroleo Brasileiro SA ADR	289,700	3,925
		7,166
Financials (1.6%):
Banco Bradesco SA ADR	914,132	7,304
Banco do Brasil SA	387,395	4,326
		11,630
Health Care (0.7%):
Notre Dame Intermedica Participacoes SA	40,700	551
Odontoprev SA	411,744	1,693
Qualicorp Consultoria e Corretora de Seguros SA	422,500	2,917
		5,161
Industrials (0.9%):
CCR SA	955,620	3,751
Companhia de Locacao das Americas	211,800	2,816
JSL SA	83,100	346
		6,913
Information Technology (0.5%):
Cielo SA ADR	872,465	1,588
StoneCo Ltd., Class A	59,825	1,799
		3,387
Real Estate (0.4%):
Aliansce Sonae Shopping Centers SA	268,543	2,438
LPS Brasil Consultoria de Imoveis SA	184,616	405
		2,843

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.6%):
EDP - Energias do Brasil SA	85,300	$414
Eneva SA	674,700	4,376
		4,790
		51,759
Canada (0.3%):

Materials (0.3%):
First Quantum Minerals Ltd.	310,924	1,906

Chile (0.9%):

Communication Services (0.2%):
Empresa Nacional de Telecomunicaciones SA	137,607	1,199

Financials (0.3%):
Banco de Credito e Inversiones SA	34,663	2,186

Real Estate (0.4%):
Parque Arauco SA	1,039,144	2,906

Utilities (0.0%):(b)
AES Gener SA	1,379,332	295
		6,586
China (25.0%):

Communication Services (7.1%):
Autohome, Inc. ADR	33,522	2,922
Baidu, Inc. ADR	28,119	2,938
Momo, Inc., ADR	71,000	2,611
NetEase, Inc. ADR	62,260	15,876
Tencent Holdings Ltd.	641,700	26,494
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	718,300	1,554
		52,395
Consumer Discretionary (4.9%):
Alibaba Group Holding Ltd. ADR (c)	171,395	29,999
Baozun, Inc. ADR (a)	60,600	2,773
Hisense Home Appliances Group Co. Ltd., Class H	318,000	334
Tianneng Power International Ltd.	406,000	320
Tongcheng-Elong Holdings Ltd.	1,473,200	2,344
Weiqiao Textile Co., Class A	838,000	207
		35,977
Consumer Staples (1.7%):
Ausnutria Dairy Corp. Ltd.	1,531,000	2,166
China Mengniu Dairy Co. Ltd.	314,000	1,242
China Modern Dairy Holdings Ltd.	2,654,000	399
Wuliangye Yibin Co. Ltd., Class A	338,295	6,699
Yihai International Holding Ltd.	382,000	2,284
		12,790
Energy (1.3%):
China Oilfield Services Ltd., Class H	2,898,000	3,577
China Shenhua Energy Co. Ltd., Class H	1,782,500	3,498
Hilong Holdings Ltd.	3,887,000	435
PetroChina Co. Ltd., Class H	4,670,000	2,299
		9,809
Financials (5.1%):
China Construction Bank Corp., Class H	21,525,000	15,996
China Merchants Bank Co. Ltd., Class H	1,041,500	4,726
Ping An Insurance Group Co. of China Ltd.	1,490,500	17,101
		37,823

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.2%):
China Animal Healthcare Ltd. (f)(h)	1,673,000	$55
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	496,000	511
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (d)	124,600	594
		1,160
Industrials (2.2%):
China Lesso Group Holdings Ltd.	564,000	541
China State Construction International Holdings Ltd.	4,774,538	4,297
Focused Photonics Hangzhou, Inc., Class A	1,064,530	2,829
Lonking Holdings Ltd.	1,203,000	286
Shenzhen Expressway Co. Ltd., Class H	452,000	553
Zhuzhou CRRC Times Electric Co. Ltd., Class H	270,300	1,073
Zoomlion Heavy Industry Science And Technology Co. Ltd., Class H	5,051,000	3,046
ZTO Express Cayman, Inc. ADR	194,831	3,996
		16,621
Information Technology (0.6%):
Beijing Sinnet Technology Co. Ltd., Class A	690,600	1,764
Chinasoft International Ltd. (a)	796,000	330
Hua Hong Semiconductor Ltd. (d)	203,000	338
Huifu Payment Ltd. (d)	1,181,200	506
Kingdee International Software Group Co. Ltd.	1,631,000	1,471
		4,409
Materials (1.1%):
Anhui Conch Cement Co. Ltd., Class H	1,061,500	5,959
Zijin Mining Group Co. Ltd., Class H	5,004,000	1,870
		7,829
Real Estate (0.7%):
China SCE Group Holding Ltd.	5,997,000	2,900
Sunac China Holdings Ltd.	569,000	2,269
		5,169
Utilities (0.1%):
China Tian Lun Gas Holdings Ltd.	451,000	433
		184,415
Colombia (1.0%):

Financials (1.0%):
Bancolombia SA ADR	132,248	6,586
Grupo Aval Acciones y Valores SA, ADR	130,507	957
		7,543
Cyprus (0.4%):

Financials (0.4%):
TCS Group Holding PLC, GDR	157,185	2,926

Egypt (0.6%):

Communication Services (0.1%):
Telecom Egypt Co.	706,120	576

Financials (0.5%):
Commercial International Bank Egypt SAE, GDR	601,724	2,807
Credit Agricole Egypt SAE	276,908	747
		3,554
		4,130
Georgia (0.0%):(b)

Financials (0.0%):(b)
TBC Bank Group PLC	10,910	164

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Greece (0.8%):

Communication Services (0.4%):
Hellenic Telecommunications Organization SA	198,744	$2,648

Industrials (0.3%):
Mytilineos Holdings SA	210,974	2,340

Utilities (0.1%):
Terna Energy SA	69,445	595
		5,583
Hong Kong (4.6%):

Communication Services (0.5%):
China Mobile Ltd. ADR	75,670	3,126
NetDragon Websoft Holdings Ltd.	203,500	522
		3,648
Consumer Discretionary (0.6%):
Chow Sang Sang Holdings International Ltd.	257,000	294
Techtronic Industries Co. Ltd.	398,000	2,746
Xinyi Glass Holdings Ltd.	1,384,000	1,374
		4,414
Energy (0.9%):
CNOOC Ltd.	2,408,000	3,567
Kunlun Energy Co. Ltd.	3,384,000	2,942
		6,509
Financials (0.4%):
Far East Horizon Ltd.	416,000	371
Hong Kong Exchanges and Clearing Ltd.	83,500	2,549
		2,920
Health Care (0.7%):
CSPC Pharmaceutical Group Ltd.	2,474,000	4,930
Lee’s Pharmaceutical Holdings Ltd.	668,500	323
		5,253
Industrials (0.3%):
CIMC Enric Holdings Ltd.	2,622,000	1,510
Sinotruk Hong Kong Ltd.	265,000	408
		1,918
Information Technology (0.2%):
Kingboard Laminates Holdings Ltd.	2,206,000	1,736

Materials (0.1%):
China Resources Cement Holdings Ltd.	690,000	610

Real Estate (0.6%):
China Overseas Grand Oceans Group Ltd.	672,000	318
Shimao Property Holdings Ltd.	1,350,000	3,808
		4,126
Utilities (0.3%):
Beijing Enterprises Water Group Ltd.	3,438,000	1,802
Canvest Environmental Protection Group Co. Ltd.	786,000	374
China Water Affairs Group Ltd.	478,000	385
		2,561
		33,695
Hungary (0.4%):

Financials (0.4%):
OTP Bank Nyrt	74,348	2,966

India (9.8%):

Communication Services (0.0%):(b)
Inox Leisure Ltd.	95,929	378

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.8%):
Aditya Birla Fashion and Retail Ltd.	413,278	$1,099
Bajaj Auto Ltd.	83,653	3,268
The Indian Hotels Co. Ltd.	325,116	633
Trident Ltd.	695,232	549
		5,549
Consumer Staples (0.1%):
Radico Khaitan Ltd.	165,892	719

Energy (1.6%):
Petronet LNG Ltd.	610,922	2,285
Reliance Industries Ltd.	534,060	9,343
		11,628
Financials (3.2%):
Axis Bank Ltd., GDR	123,463	5,702
Cholamandalam Investment and Finance Co. Ltd.	540,417	2,035
City Union Bank Ltd.	133,321	379
Federal Bank Ltd.	439,365	511
Housing Development Finance Corp. Ltd.	185,211	5,628
ICICI Bank Ltd., ADR	581,083	6,526
Muthoot Finance Ltd.	82,963	707
Power Finance Corp. Ltd. (c)	364,984	536
REC Ltd.	784,322	1,585
		23,609
Health Care (0.3%):
Dishman Carbogen Amcis Ltd.	157,706	373
Granules India Ltd.	379,158	481
Ipca Laboratories Ltd.	41,826	562
Suven Life Sciences Ltd.	198,625	723
		2,139
Industrials (0.7%):
Adani Ports And Special Economic Zone Ltd.	469,459	2,408
Gayatri Projects Ltd.	260,669	391
HG Infra Engineering Ltd.	699,371	1,931
PNC Infratech Ltd.	185,352	464
		5,194
Information Technology (2.5%):
HCL Technologies Ltd.	326,162	5,026
Infosys Ltd. ADR	637,145	7,321
Intellect Design Arena Ltd.	356,994	1,066
Sonata Software Ltd.	85,460	369
Tata Consultancy Services Ltd.	152,809	4,835
		18,617
Materials (0.4%):
APL Apollo Tubes Ltd.	18,693	347
HeidelbergCement India Ltd.	235,148	647
Star Cement Ltd.	898,270	1,212
UPL Ltd.	128,208	1,011
		3,217
Real Estate (0.1%):
Sobha Ltd.	84,890	637

Utilities (0.1%):
Gujarat Gas Ltd.	157,919	394
		72,081
Indonesia (3.3%):

Communication Services (0.6%):
Telekomunikasi Indonesia Persero Tbk PT, ADR	136,299	4,283

Financials (1.9%):
Bank Mandiri Persero Tbk PT	7,424,590	3,776

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk PT	6,671,700	$3,614
Bank Rakyat Indonesia Persero Tbk PT	20,038,000	6,017
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	3,595,000	816
		14,223
Industrials (0.4%):
Wijaya Karya Persero Tbk PT	20,683,700	3,213

Materials (0.4%):
Indocement Tunggal Prakarsa Tbk PT	1,454,800	2,223
Timah Tbk PT	5,593,800	386
		2,609
		24,328
Jersey (0.1%):

Information Technology (0.1%):
WNS Holdings Ltd. ADR	13,200	802

Korea, Republic Of (12.5%):

Communication Services (0.9%):
AfreecaTV Co. Ltd.	7,876	396
Innocean Worldwide, Inc.	23,061	1,284
NCSoft Corp.	11,581	5,135
		6,815
Consumer Discretionary (1.9%):
Fila Korea Ltd.	51,277	2,424
GS Home Shopping, Inc.	2,506	331
Hyundai Mobis Co. Ltd.	43,973	9,040
Kia Motors Corp.	36,600	1,321
SL Corp.	22,865	407
Youngone Corp.	15,294	444
		13,967
Consumer Staples (0.7%):
KT&G Corp.	25,532	2,151
Maeil Dairies Co. Ltd.	11,883	898
NeoPharm Co. Ltd.	43,299	1,620
Nongshim Co. Ltd.	1,991	395
		5,064
Energy (0.4%):
SK Innovation Co. Ltd.	23,405	3,195

Financials (1.0%):
Hana Financial Group, Inc.	122,668	3,295
Hanwha Life Insurance Co. Ltd.	120,158	252
Meritz Securities Co. Ltd.	143,628	565
Shinhan Financial Group Co. Ltd.	87,182	2,935
		7,047
Health Care (0.2%):
Korea United Pharmaceuticals, Inc.	28,547	466
Osstem Implant Co. Ltd.	8,125	309
Seegene, Inc.	19,227	344
Value Added Technology Co. Ltd.	18,276	367
		1,486
Industrials (0.4%):
KEPCO Plant Service & Engineering Co. Ltd.	18,752	491
Posco International Corp.	37,783	573
Samsung Engineering Co. Ltd. (c)	129,573	1,662
		2,726
Information Technology (6.6%):
DuzonBizon Co. Ltd.	46,864	2,225
Iljin Materials Co. Ltd.	12,127	428

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Partron Co. Ltd.	51,490	$496
Samsung Electro-Mechanics Co. Ltd.	26,773	1,973
Samsung Electronics Co. Ltd.	800,031	29,132
SFA Engineering Corp.	22,156	729
SK Hynix, Inc.	214,663	13,749
		48,732
Materials (0.4%):
Hyosung Advanced Materials Corp.	3,837	429
Korea Petrochemical Ind Co. Ltd.	2,650	257
Songwon Industrial Co. Ltd.	20,603	314
Soulbrain Co. Ltd.	11,723	659
Ssangyong Cement Industrial Co. Ltd.	298,169	1,430
		3,089
		92,121
Luxembourg (0.1%):

Communication Services (0.1%):
Play Communications SA (d)	44,092	381

Materials (0.0%):(b)
Ternium SA, ADR	19,400	343
		724
Malaysia (0.6%):

Communication Services (0.1%):
TIME dotCom Berhad	212,700	462

Consumer Discretionary (0.0%):(b)
Padini Holdings Berhad	31,800	—(e)

Energy (0.1%):
Serba Dinamik Holdings Berhad	674,900	705

Financials (0.2%):
AEON Credit Service M Berhad	99,300	354
AMMB Holdings Berhad	1,009,200	1,007
Syarikat Takaful Malaysia Keluarga Berhad	305,500	419
		1,780
Health Care (0.1%):
Supermax Corp. Berhad	1,381,600	489

Industrials (0.0%):(b)
Muhibbah Engineering M Berhad	392,000	230

Information Technology (0.1%):
V.S. Industry Berhad	1,756,700	525
		4,191
Mexico (3.2%):

Communication Services (0.9%):
America Movil SAB de CV, Series L, ADR	469,436	6,863

Consumer Discretionary (0.0%):(b)
Urbi Desarrollos Urbanos Sab de CV (f)	1,263,941	115

Consumer Staples (0.6%):
Grupo Lala SAB de CV (a)	1,153,281	1,205
Kimberly-Clark de Mexico SAB de CV, Series A	1,095,600	2,241
La Comer SAB de CV (a)	476,078	575
		4,021
Financials (0.6%):
Banco del Bajio SA (d)	218,300	365
Credito Real Sab de CV	333,447	370
Gentera SAB de CV	2,230,564	1,670

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Grupo Financiero Banorte SAB de CV	436,544	$2,349
		4,754
Industrials (0.1%):
Grupo Aeroportuario del Centro Norte SAB de CV	94,500	555

Materials (0.4%):
Alpek SAB de CV	520,423	572
Grupo Cementos de Chihuahua SAB de CV	82,700	433
Grupo Mexico SAB de CV, Series B	712,000	1,640
		2,645
Real Estate (0.6%):
Concentradora Fibra Danhos SA de CV	361,825	480
Corp Inmobiliaria Vesta SAB de CV	1,357,192	2,089
Macquarie Mexico Real Estate Management SA de CV (d)	1,320,606	1,596
Prologis Property Mexico SA de CV	257,891	504
		4,669
		23,622
Panama (0.2%):

Financials (0.2%):
Banco Latinoamericano Comercio Exterior SA, Class E	85,633	1,552

Peru (0.8%):

Financials (0.7%):
Credicorp Ltd.	23,044	4,773

Industrials (0.1%):
Ferreycorp SAA	1,473,473	891
		5,664
Philippines (0.9%):

Communication Services (0.2%):
PLDT, Inc., ADR	60,420	1,341

Consumer Discretionary (0.0%):(b)
Bloomberry Resorts Corp.	1,762,800	350

Financials (0.4%):
BDO Unibank, Inc.	943,560	2,700

Industrials (0.1%):
Cebu Air, Inc.	250,000	471

Real Estate (0.2%):
Megaworld Corp.	12,492,800	1,231
Vista Land & Lifescapes, Inc.	4,170,800	617
		1,848
		6,710
Poland (0.7%):

Communication Services (0.4%):
CD Projekt SA	48,822	3,100

Energy (0.3%):
Grupa Lotos SA	93,511	2,021

Industrials (0.0%):(b)
PKP Cargo SA	7,683	53
		5,174
Qatar (0.1%):

Energy (0.1%):
Qatar Gas Transport Co. Ltd.	633,416	414

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Russian Federation (4.7%):

Communication Services (1.2%):
Mobile TeleSystems PJSC ADR	385,900	$3,099
Yandex NV, Class A	153,000	5,676
		8,775
Energy (1.7%):
Gazprom PJSC, ADR	312,085	2,160
LUKOIL PJSC ADR	129,871	10,504
		12,664
Financials (1.8%):
Sberbank of Russia PJSC	2,277,464	7,657
Sberbank of Russia PJSC ADR	412,091	5,658
		13,315
		34,754
Saudi Arabia (0.2%):

Consumer Discretionary (0.2%):
Leejam Sports Co. JSC	84,532	1,758

Singapore (0.0%):(b)

Industrials (0.0%):(b)
China Yuchai International Ltd.	5,260	68

Slovenia (0.2%):

Financials (0.2%):
Nova Ljubljanska Banka dd, GDR (d)	141,571	1,702

South Africa (3.1%):

Communication Services (0.8%):
Naspers Ltd.	27,007	6,149

Consumer Discretionary (0.1%):
Super Group Ltd.	268,203	505

Consumer Staples (0.2%):
Distell Group Holdings Ltd.	12,786	110
The SPAR Group Ltd.	152,484	1,748
		1,858
Energy (0.1%):
Exxaro Resources Ltd.	46,472	417

Financials (0.9%):
Liberty Holdings Ltd.	334,352	2,420
Nedbank Group Ltd.	114,060	1,702
Standard Bank Group Ltd.	232,291	2,719
		6,841
Materials (0.9%):
African Rainbow Minerals Ltd.	61,980	677
AngloGold Ashanti Ltd.	239,224	5,440
Mpact Ltd.	327,365	374
		6,491
Real Estate (0.1%):
Vukile Property Fund Ltd.	832,433	1,028
		23,289
Taiwan (7.7%):

Consumer Discretionary (0.4%):
Cub Elecparts, Inc.	54,000	492
Giant Manufacturing Co. Ltd.	166,000	1,156

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Makalot Industrial Co. Ltd.	117,000	$689
Merida Industry Co. Ltd.	121,000	699
		3,036
Consumer Staples (0.0%):(b)
TCI Co. Ltd.	19,722	193

Financials (0.9%):
Chailease Holding Co. Ltd.	533,928	2,116
Fubon Financial Holding Co. Ltd.	1,474,000	2,048
King’s Town Bank Co. Ltd.	615,000	601
Yuanta Financial Holding Co. Ltd.	3,547,000	2,038
		6,803
Health Care (0.1%):
Bioteque Corp.	168,000	715

Industrials (0.6%):
Chicony Power Technology Co. Ltd.	327,000	605
Far Eastern New Century Corp.	1,490,000	1,352
Kung Long Batteries Industrial Co. Ltd.	147,000	697
Shin Zu Shing Co. Ltd.	178,000	679
Teco Electric & Machinery Co. Ltd.	624,000	494
Wisdom Marine Lines Co. Ltd.	467,000	473
		4,300
Information Technology (5.6%):
Accton Technology Corp.	127,000	669
Chipbond Technology Corp.	336,000	670
Elan Microelectronics Corp.	190,000	515
Globalwafers Co. Ltd.	217,000	1,993
Hon Hai Precision Industry Co. Ltd., GDR	476,568	2,236
King Yuan Electronics Co. Ltd.	2,000,000	2,173
Largan Precision Co. Ltd.	28,406	3,528
MediaTek, Inc.	343,000	4,013
Merry Electronics Co. Ltd.	85,000	396
Nanya Technology Corp.	875,000	1,960
Parade Technologies Ltd.	26,000	450
Phison Electronics Corp.	115,000	1,057
Radiant Opto-Electronics Corp.	178,000	643
Silicon Motion Technology Corp., ADR	77,899	2,514
Sinbon Electronics Co. Ltd.	225,000	984
Taiwan Semiconductor Manufacturing Co. Ltd.	1,197,000	9,837
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	147,000	6,266
Taiwan Union Technology Corp.	131,000	539
Tripod Technology Corp.	287,000	1,037
Utechzone Co. Ltd.	61,000	146
		41,626
Real Estate (0.1%):
Chong Hong Construction Co. Ltd.	215,000	548
		57,221
Thailand (2.1%):

Communication Services (0.0%):(b)
Major Cineplex Group PCL	471,300	396

Consumer Discretionary (0.5%):
Com7 PCL	3,584,200	3,037
Somboon Advance Technology PCL	602,400	327
		3,364
Consumer Staples (0.3%):
CP ALL PCL	585,600	1,606
GFPT PCL	592,700	348
		1,954

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (0.5%):
PTT Exploration & Production PCL	1,001,100	$4,061

Financials (0.4%):
AEON Thana Sinsap Thailand PCL	49,600	355
Siam Commercial Bank PCL	525,300	2,117
Thanachart Capital PCL	224,700	414
		2,886
Industrials (0.2%):
Gunkul Engineering PCL	12,896,300	1,337

Materials (0.1%):
Tipco Asphalt PCL	1,180,000	789

Real Estate (0.1%):
Supalai PCL	980,000	630
		15,417
Turkey (1.4%):

Consumer Staples (0.5%):
BIM Birlesik Magazalar AS	363,773	2,940
Coca-Cola Icecek AS	80,676	479
		3,419
Energy (0.3%):
Tupras Turkiye Petrol Rafinerileri AS	88,806	1,925

Industrials (0.5%):
KOC Holding AS, ADR	226,780	3,384
Tekfen Holding AS	175,796	627
		4,011
Materials (0.1%):
Anadolu Cam Sanayii AS	819,009	375
Soda Sanayii AS	524,254	498
		873
		10,228
United Arab Emirates (1.3%):

Health Care (0.8%):
NMC Health PLC	200,691	6,125

Real Estate (0.5%):
Aldar Properties PJSC	6,154,694	3,758
		9,883
United Kingdom (1.0%):

Communication Services (0.2%):
Airtel Africa PLC (d)	2,123,273	1,731

Materials (0.8%):
Anglo American PLC	158,176	3,427
Antofagasta PLC	224,440	2,372
		5,799
		7,530
United States (0.2%):

Industrials (0.2%):
Bizlink Holding, Inc.	211,000	1,446
Total Common Stocks (Cost $634,312)		706,322

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Preferred Stocks (1.1%)

Brazil (1.1%):

Financials (0.9%):
Banco do Estado do Rio Grande do Sul SA, Class B	90,300	$494
Itau Unibanco Holding SA	761,900	6,245
		6,739
Industrials (0.2%):
Randon SA Implementos e Participacoes	660,700	1,510
		8,249
Total Preferred Stocks (Cost $9,452)		8,249

Exchange-Traded Funds (0.1%)

United States (0.1%):
iShares MSCI Emerging Markets Small-Cap ETF	6,374	263
Total Exchange-Traded Funds (Cost $285)		263

Collateral for Securities Loaned^ (1.0%)

United States (1.0%):
HSBC US Government Money Market Fund, I Shares, 2.00%(g)	7,632,382	7,632
Total Collateral for Securities Loaned (Cost $7,632)		7,632
Total Investments (Cost $651,681) — 97.9%		722,466
Other assets in excess of liabilities — 2.1%		15,866
NET ASSETS - 100.00%		$738,332

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2019, the fair value of these securities was $7,213 (thousands) and amounted to 1.0% of net assets.

(e)	Rounds to less than $1.
(f)	The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees; illiquid securities were less than 0.005% of net assets.
(g)	Rate disclosed is the daily yield on August 31, 2019.
(h)	Security was fair valued using significant unobservable inputs as of August 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Government Securities Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (4.6%)
Goal Capital Funding Trust, Series 2005-2, Class A4, 2.33%(LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100(a)	$7,828	$7,578
Montana Higher Education Student Assistance Corporation, Series 2012-1, Class A2, 3.17%(LIBOR01M+100bps), 5/20/30, Callable 12/20/29 @ 100(a)	8,092	8,092
Navient Student Loan Trust, Series 2014-1, Class A3, 2.78%(LIBOR01M+51bps), 6/25/31, Callable 3/25/30 @ 100(a)	2,829	2,785
Navient Student Loan Trust, Series 2016-2, Class A2, 3.32%(LIBOR01M+105bps), 6/25/65, Callable 5/25/31 @ 100(a)(b)	1,355	1,363
Navient Student Loan Trust, Series 2019-1, Class A1, 2.60%(LIBOR01M+33bps), 12/27/67, Callable 11/25/31 @ 100(a)(b)	3,590	3,585
Nelnet Student Loan Trust, Series 2006-3, Class B, 2.60%(LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100(a)	3,147	3,005
Nelnet Student Loan Trust, Series 2015-3, Class A2, 2.87%(LIBOR01M+60bps), 2/27/51, Callable 12/25/34 @ 100(a)(b)	4,927	4,921
PHEAA Student Loan Trust, Series 2011-1, Class A1, 3.45%(LIBOR03M+110bps), 6/25/38, Callable 12/25/28 @ 100(a)(b)	2,839	2,854
SLC Student Loan Trust, Series 2005-3, Class A4, 2.56%(LIBOR03M+15bps), 12/15/39, Callable 3/15/28 @ 100(a)	7,000	6,668
SLM Student Loan Trust, Series 2006-4, Class B, 2.48%(LIBOR03M+20bps), 1/25/70, Callable 1/25/32 @ 100(a)	4,605	4,364
SLM Student Loan Trust, Series 2013-6, Class A3, 2.92%(LIBOR01M+65bps), 6/25/55, Callable 10/25/27 @ 100(a)	3,625	3,600
SLM Student Loan Trust, Series 2006-6, Class A3, 2.39%(LIBOR03M+11bps), 10/27/25, Callable 7/25/31 @ 100(a)	170	170
SunTrust Student Loan Trust, Series 2006-1A, Class B, 2.85%(LIBOR03M+27bps), 10/28/37, Callable 10/28/26 @ 100(a)(b)	1,320	1,185
Total Asset Backed Securities (Cost $50,290)		50,170

Municipal Bonds (3.3%)

Connecticut (0.5%):
State of Connecticut, GO, 2.92%, 8/1/23	5,000	5,179

Kansas (0.3%):
Kansas Development Finance Authority, Revenue, Series H, 3.94%, 4/15/26	3,000	3,328

New York (1.3%):
New York City Transitional Finance Authority Future Tax Secured, Revenue, Series A3, 2.85%, 8/1/24	9,530	9,958
The Port Authority of New York & New Jersey, Revenue, Series 187, 2.53%, 10/15/20	5,000	5,020
		14,978
Texas (1.2%):
City of Houston, Texas Combined Utility System, Revenue
3.72%, 11/15/28	1,530	1,733
3.82%, 11/15/29, Continuously Callable @100	3,000	3,408
Texas Public Finance Authority State of Texas, GO
Series C, 2.83%, 10/1/25	3,000	3,162
Series C, 3.01%, 10/1/26, Continuously Callable @100	4,000	4,241
		12,544
Total Municipal Bonds (Cost $33,879)		36,029

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agency Mortgages (65.5%)
Federal Home Loan Mortgage Corporation
Series K011, Class A2, 4.08%, 11/25/20 (c)	$2,871	$2,918
5.00%, 1/1/21	32	33
Series K715, Class A2, 2.86%, 1/25/21	4,915	4,934
Series K019, Class A2, 2.27%, 3/25/22	2,250	2,267
Series K026, Class A1, 1.69%, 4/25/22	2,046	2,037
Series K720, Class A2, 2.72%, 6/25/22	4,000	4,067
Series K022, Class A2, 2.36%, 7/25/22	3,000	3,039
Series K023, Class A2, 2.31%, 8/25/22	10,000	10,123
Series K026, Class A2, 2.51%, 11/25/22	5,000	5,097
Series K027, Class A2, 2.64%, 1/25/23	5,000	5,119
Series K029, Class A2, 3.32%, 2/25/23 (c)	3,000	3,140
Series K722, Class A2, 2.41%, 3/25/23	3,000	3,052
Series K725, Class A2, 3.00%, 1/25/24	5,000	5,239
Series K037, Class A2, 3.49%, 1/25/24	10,030	10,673
Series K038, Class A2, 3.39%, 3/25/24	3,000	3,187
Series K727, Class A2, 2.95%, 7/25/24	20,000	20,906
Series K052, Class A1, 2.60%, 1/25/25	3,106	3,161
Series K045, Class A2, 3.02%, 1/25/25	3,000	3,172
Series K730, Class A2, 3.59%, 1/25/25	5,000	5,402
Series K048, Class A2, 3.28%, 6/25/25 (c)	10,000	10,728
Series K056, Class A1, 2.20%, 7/25/25	4,367	4,412
Series K049, Class A2, 3.01%, 7/25/25	4,000	4,239
Series KC02, Class A2, 3.37%, 7/25/25	30,000	32,353
Series K733, Class A2, 3.75%, 8/25/25 - 9/25/25	20,000	21,922
Series K051, Class A2, 3.31%, 9/25/25	20,000	21,550
Series KIR1, Class A2, 2.85%, 3/25/26	7,709	8,132
Series K056, Class A2, 2.53%, 5/25/26	5,000	5,192
Series K057, Class A2, 2.57%, 7/25/26	17,000	17,698
Series K058, Class A2, 2.65%, 8/25/26	5,000	5,235
Series K061, Class A1, 3.01%, 8/25/26	2,311	2,408
Series 3987, Class A, 2.00%, 9/15/26	1,768	1,761
Series K061, Class A2, 3.35%, 11/25/26 (c)	4,000	4,374
Series K066, Class A2, 3.12%, 6/25/27	3,000	3,238
Series K067, Class A2, 3.19%, 7/25/27	9,274	10,063
Series K076, Class A2, 3.90%, 4/25/28	7,000	7,988
Series K080, Class A2, 3.93%, 7/25/28 (c)	30,000	34,472
Series K081, Class A2, 3.90%, 8/25/28 (c)	13,000	14,922
Series K082, Class A2, 3.92%, 9/25/28 (c)	5,000	5,750
Series K084, Class A2, 3.78%, 10/25/28 (c)	10,000	11,403
Series K085, Class A2, 4.06%, 10/25/28 (c)	9,706	11,275
3.00%, 3/1/32 - 6/1/42	33,134	34,053
3.50%, 10/1/33 - 8/1/48	35,159	36,450
4.00%, 10/1/33 - 8/1/48	34,812	36,390
5.50%, 12/1/35	502	567
Series 3134, Class FA, 2.62%(LIBOR01M+30bps), 3/15/36 (a)	814	809
Series 4023, Class PF, 2.87%(LIBOR01M+55bps), 10/15/41 (a)	1,250	1,252
4.50%, 9/1/48	6,419	6,773
Series K078, Class A2, 3.85%, 6/25/51	12,500	14,257
		467,232
Federal National Mortgage Association
1.58%, 1/1/20	9,349	9,313
3.50%, 5/1/21 - 2/1/48	17,933	18,666
2.63%, 9/1/21	10,000	10,142
2.42%, 11/1/22	20,288	20,614
2.50%, 4/1/23	8,265	8,445
Series M1, Class A2, 3.23%, 7/25/23 (c)	1,318	1,380
Series M7, Class AV2, 2.16%, 10/25/23	4,993	5,051
Series M13, Class A2, 2.71%, 6/25/25 (c)	2,356	2,460
Series M1, Class A1, 2.42%, 9/25/26 (c)	1,296	1,315

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/27 - 8/1/48	$14,375	$14,722
Series M8, Class A2, 3.06%, 5/25/27 (c)	4,000	4,287
Series M12, Class A2, 3.08%, 6/25/27 (c)	6,250	6,727
Series 73, Class DC, 1.50%, 7/25/27 - 10/25/27	6,810	6,678
Series 102, Class GA, 1.38%, 9/25/27	1,488	1,450
Series M4, Class A2, 3.14%, 3/25/28 (c)	2,842	3,056
Series M10, Class A2, 3.38%, 7/25/28 (c)	8,049	8,883
Series 29, Class FY, 2.57%(LIBOR01M+60bps), 4/25/35 - 8/25/37 (a)	2,380	2,366
5.00%, 12/1/35	751	818
5.50%, 11/1/37	222	251
6.00%, 5/1/38	356	403
4.00%, 8/1/39 - 5/1/48	10,745	11,249
		138,276
Federal National Mortgage Corporation
Series K059, Class A2, 3.12%, 9/25/26 (c)	4,500	4,845
Series K069, Class A2, 3.19%, 9/25/27 (c)	2,879	3,122
Series K071, Class A2, 3.29%, 11/25/27	5,000	5,464
		13,431
Government National Mortgage Association
8.50%, 6/15/21	5	5
9.00%, 7/15/21	2	2
6.00%, 8/15/22 - 12/15/38	7,906	9,103
8.00%, 12/20/22 - 9/15/30	427	485
4.50%, 4/20/24 - 1/15/41	27,525	29,538
7.00%, 5/15/27 - 7/15/32	1,156	1,330
7.50%, 2/15/28 - 11/15/31	280	320
6.50%, 5/15/28 - 8/20/34	2,620	3,037
6.75%, 5/15/28	8	8
5.50%, 4/20/33 - 6/15/39	16,478	18,887
5.00%, 5/20/33 - 2/15/39	4,857	5,223
4.00%, 7/15/40 - 11/20/40	6,117	6,507
		74,445
Federal National Mortgage Association
2.13%, 4/24/26	18,000	18,699

Government National Mortgage Association
6.00%, 4/15/28 - 9/20/34	2,423	2,800
6.50%, 5/20/31 - 6/20/32	339	398
7.00%, 9/15/31	59	69
		3,267
Total U.S. Government Agency Mortgages (Cost $676,105)		715,350

U.S. Treasury Obligations (25.3%)
U.S. Treasury Notes
1.38%, 1/15/20	8,500	8,485
2.38%, 4/30/20	6,000	6,019
1.50%, 8/15/20	10,000	9,971
2.63%, 8/31/20	5,000	5,041
2.75%, 11/30/20	12,000	12,154
1.13%, 2/28/21	6,000	5,955
2.63%, 6/15/21	20,000	20,370
2.13%, 6/30/21	3,000	3,031
2.63%, 7/15/21	15,000	15,293
2.75%, 8/15/21	10,000	10,231
2.75%, 9/15/21	35,000	35,866
2.88%, 11/15/21	10,000	10,295
2.00%, 2/15/22	3,000	3,039

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
2.13%, 6/30/22	$20,000	$20,383
1.88%, 7/31/22	10,000	10,122
1.63%, 8/31/22	20,000	20,108
2.00%, 11/30/22	11,000	11,197
1.38%, 6/30/23	5,000	4,990
2.13%, 11/30/23	5,000	5,144
2.00%, 6/30/24	20,000	20,545
1.88%, 8/31/24	20,000	20,442
2.25%, 11/15/24	5,000	5,207
2.13%, 11/30/24	4,000	4,142
2.00%, 2/15/25	4,000	4,120
2.13%, 5/15/25	4,500	4,669
Total U.S. Treasury Obligations (Cost $271,074)		276,819

Investment Companies (0.0%)(d)
Federated Treasury Obligations Fund, Institutional Shares, 1.82%(e)	222	—(f)
Total Investment Companies (Cost $0)		—

Repurchase Agreements (1.0%)
Credit Agricole CIB NY, 2.18%, Purchased on 8/30/19, with maturity of 9/3/19 value of $10,586,564, collateralized by U.S. Treasury Notes, 2.88%, 5/31/25, fair value $10,771,114	10,584,000	10,584
Total Repurchase Agreements (Cost $10,584)		10,584
Total Investments (Cost $1,041,932) — 99.7%		1,088,952
Other assets in excess of liabilities — 0.3%		3,585
NET ASSETS - 100.00%		$1,092,537

(a)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2019.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2019, the fair value of these securities was $13,908 (thousands) and amounted to 1.3% of net assets.

(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2019.

(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on August 31, 2019.
(f)	Rounds to less than $1.

bps—Basis points

GO—General Obligation

LIBOR-London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2019, based on the last reset date of the security

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (46.8%)

Communication Services (5.0%):
Activision Blizzard, Inc.	9,016	$456
Alphabet, Inc., Class A(a)	3,282	3,907
Alphabet, Inc., Class C(a)	3,360	3,992
AT&T, Inc.(b)	79,990	2,820
CBS Corp., Class B	3,467	146
CenturyLink, Inc.	11,252	128
Charter Communications, Inc., Class A(a)	2,057	843
Comcast Corp., Class A	48,391	2,142
Discovery Communications, Inc., Class A(a)	1,428	39
Discovery Communications, Inc., Class C(a)	3,809	99
DISH Network Corp., Class A(a)	2,685	90
Electronic Arts, Inc.(a)	3,504	328
Facebook, Inc., Class A(a)	26,334	4,890
Fox Corp., Class A	3,804	126
Netflix, Inc.(a)	4,792	1,408
News Corp., Class A	3,584	49
Omnicom Group, Inc.	2,152	164
Take-Two Interactive Software, Inc.(a)	1,245	164
The Interpublic Group of Co., Inc.	4,878	97
The Walt Disney Co.	20,412	2,802
T-Mobile US, Inc.(a)	3,825	299
TripAdvisor, Inc.(a)	735	28
Twitter, Inc.(a)	7,622	325
Verizon Communications, Inc.	45,285	2,634
Viacom, Inc., Class B	2,735	68
		28,044
Consumer Discretionary (4.6%):
Advance Auto Parts, Inc.	905	125
Amazon.com, Inc.(a)	4,533	8,052
Aptiv PLC	3,076	256
AutoZone, Inc.(a)	296	326
Best Buy Co., Inc.	2,415	154
Booking Holdings, Inc.(a)	464	912
BorgWarner, Inc.	1,420	46
Capri Holdings, Ltd.(a)	385	10
CarMax, Inc.(a)	1,691	141
Carnival Corp.	4,298	189
Chipotle Mexican Grill, Inc.(a)	245	205
D.R. Horton, Inc.	4,281	211
Darden Restaurants, Inc.	1,204	146
Delphi Technologies PLC, ADR	1	—(c)
Dollar General Corp.	2,615	408
Dollar Tree, Inc.(a)	2,788	283
eBay, Inc.	10,566	426
Expedia, Inc.	1,585	206
Ford Motor Co.	49,043	450
Garmin Ltd.	1,028	84
General Motors Co., Class C	15,325	568
Genuine Parts Co.	1,337	121
H&R Block, Inc.	1,952	47
Hanesbrands, Inc.	4,557	62
Harley-Davidson, Inc.	1,559	50
Hasbro, Inc.	1,270	140
Hilton Worldwide Holdings, Inc.	3,115	288
Kohl’s Corp.	1,999	94
L Brands, Inc.	1,450	24
Leggett & Platt, Inc.	859	32
Lennar Corp., Class A	3,426	175
Lennar Corp., Class B	1	—(c)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
LKQ Corp.(a)	3,724	$98
Lowe’s Cos., Inc.	8,581	963
Macy’s, Inc.	3,893	57
Marriott International, Inc., Class A	3,316	418
McDonald’s Corp.	8,368	1,824
MGM Resorts International	6,137	172
Mohawk Industries, Inc.(a)	316	38
Newell Brands, Inc.	4,782	79
Nike, Inc., Class B	14,032	1,186
Nordstrom, Inc.	1,027	30
Norwegian Cruise Line Holdings Ltd.(a)	2,715	138
O’Reilly Automotive, Inc.(a)	788	302
PulteGroup, Inc.	2,649	90
PVH Corp.	944	72
Ralph Lauren Corp.	657	58
Ross Stores, Inc.	4,514	479
Royal Caribbean Cruises Ltd.	1,480	154
Starbucks Corp.	12,999	1,255
Tapestry, Inc.	1,740	36
Target Corp.	5,924	635
The Gap, Inc.	2,668	42
The Home Depot, Inc.	12,059	2,747
The TJX Cos., Inc.	13,371	735
Tiffany & Co.	1,361	116
Tractor Supply Co.	1,196	122
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	551	131
Under Armour, Inc., Class A(a)	682	13
Under Armour, Inc., Class C(a)	2,448	41
VF Corp.	3,798	311
Whirlpool Corp.	798	111
Wynn Resorts Ltd.	1,221	134
Yum! Brands, Inc.	3,123	365
		27,183
Consumer Staples (3.6%):
Altria Group, Inc.	20,651	903
Archer-Daniels-Midland Co.	5,724	218
Brown-Forman Corp., Class B	1,744	103
Campbell Soup Co.	2,319	104
Church & Dwight Co., Inc.	2,460	196
Colgate-Palmolive Co.	10,507	779
Conagra Brands, Inc.	5,746	163
Constellation Brands, Inc., Class A	1,884	385
Costco Wholesale Corp.	4,892	1,442
General Mills, Inc.	6,961	375
Hormel Foods Corp.	2,891	123
Kellogg Co.	2,970	187
Kimberly-Clark Corp.	4,178	590
Lamb Weston Holdings, Inc.	1,805	127
McCormick & Co., Inc.	1,216	198
Molson Coors Brewing Co., Class B	959	49
Mondelez International, Inc., Class A	16,937	934
Monster Beverage Corp.(a)	4,648	273
PepsiCo, Inc.	15,364	2,101
Philip Morris International, Inc.	17,052	1,230
Sysco Corp.	5,081	378
The Clorox Co.	1,274	201
The Coca-Cola Co.	42,083	2,316
The Estee Lauder Cos., Inc.	2,575	510
The Hershey Co.	1,318	209
The J.M. Smucker Co.	1,433	151
The Kraft Heinz Co.	3,966	101

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Kroger Co.	10,167	$241
The Procter & Gamble Co.	27,492	3,306
Tyson Foods, Inc., Class A	3,456	322
Walgreens Boots Alliance, Inc.	7,873	403
Walmart, Inc.	15,331	1,751
		20,369
Energy (2.1%):
Apache Corp.	4,739	102
Baker Hughes, Inc.	4,712	103
Cabot Oil & Gas Corp.	2,764	47
Chevron Corp.	21,109	2,485
Cimarex Energy Co.	1,252	54
ConocoPhillips	10,855	566
Devon Energy Corp.	5,125	113
Diamondback Energy, Inc.	1,807	177
EOG Resources, Inc.	7,163	531
Exxon Mobil Corp.(b)	46,375	3,176
Halliburton Co.	5,260	99
Helmerich & Payne, Inc.	1,393	52
Hess Corp.	3,213	202
HollyFrontier Corp.	1,930	86
Kinder Morgan, Inc.	20,653	419
Marathon Oil Corp.	10,309	122
Marathon Petroleum Corp.	7,764	382
National Oilwell Varco, Inc.	4,864	99
Noble Energy, Inc.	5,902	133
Occidental Petroleum Corp.	11,285	491
ONEOK, Inc.	5,094	363
Phillips 66	4,462	440
Pioneer Natural Resources Co.	2,122	262
Schlumberger Ltd.	17,096	554
TechnipFMC PLC	5,120	127
The Williams Cos., Inc.	9,998	236
Valero Energy Corp.	4,457	336
		11,757
Financials (6.0%):
Aflac, Inc.	7,793	391
American Express Co.	7,506	903
American International Group, Inc.	10,289	535
Ameriprise Financial, Inc.	1,688	218
Aon PLC	2,636	513
Arthur J. Gallagher & Co.	2,040	185
Assurant, Inc.	756	93
Bank of America Corp.	96,920	2,665
BB&T Corp.	9,655	460
Berkshire Hathaway, Inc., Class B(a)	21,240	4,320
BlackRock, Inc., Class A	1,245	526
Capital One Financial Corp.	5,920	513
CBOE Holdings, Inc.	1,060	126
Chubb Ltd.	5,396	843
Cincinnati Financial Corp.	1,525	172
Citigroup, Inc.	26,864	1,729
Citizens Financial Group, Inc.	5,777	195
CME Group, Inc.	4,006	870
Comerica, Inc.	1,944	120
Discover Financial Services	4,081	326
E*TRADE Financial Corp.	3,084	129
Everest Re Group Ltd.	476	112
Fifth Third BanCorp.	9,109	241
First Republic Bank	1,912	172

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc.	3,711	$98
Globe Life, Inc.	995	89
Hartford Financial Services Group, Inc.	4,006	233
Huntington Bancshares, Inc.	11,994	159
Intercontinental Exchange, Inc.	5,711	534
Invesco Ltd.	3,240	51
Jefferies Financial Group, Inc.	3,193	60
JPMorgan Chase & Co.	35,496	3,899
KeyCorp	12,709	211
Lincoln National Corp.	1,769	94
Loews Corp.	3,175	153
M&T Bank Corp.	1,722	252
MarketAxess Holdings, Inc.	413	164
Marsh & McLennan Co., Inc.	6,078	606
MetLife, Inc.	11,557	512
Moody’s Corp.	1,807	390
Morgan Stanley	14,012	581
MSCI, Inc.	992	233
Nasdaq, Inc.	1,159	116
Northern Trust Corp.(j)	2,691	237
Principal Financial Group, Inc.	3,265	174
Prudential Financial, Inc.	3,711	297
Raymond James Financial, Inc.	1,592	125
Regions Financial Corp.	12,771	187
S&P Global, Inc.	2,912	758
State Street Corp.	3,118	160
SunTrust Banks, Inc.	5,453	335
SVB Financial Group(a)	1	—(c)
Synchrony Financial	6,818	219
T. Rowe Price Group, Inc.	2,905	321
The Allstate Corp.	3,329	341
The Bank of New York Mellon Corp.	9,352	393
The Charles Schwab Corp.	10,857	415
The Goldman Sachs Group, Inc.	3,634	741
The PNC Financial Services Group, Inc.	4,418	570
The Progressive Corp.	5,810	440
The Travelers Co., Inc.	2,645	389
U.S. Bancorp	16,402	864
Unum Group	2,079	53
Wells Fargo & Co.(b)	44,354	2,066
Willis Towers Watson PLC	1,438	285
Zions BanCorp	2,072	85
		34,247
Health Care (6.4%):
Abbott Laboratories(b)	19,026	1,623
AbbVie, Inc.	16,204	1,065
Agilent Technologies, Inc.	3,901	277
Alexion Pharmaceuticals, Inc.(a)	2,458	248
Align Technology, Inc.(a)	658	120
Allergan PLC	3,741	598
AmerisourceBergen Corp.	1,920	158
Amgen, Inc.	7,334	1,530
Anthem, Inc.	2,590	677
Baxter International, Inc.	5,201	457
Becton, Dickinson & Co.	2,882	732
Biogen, Inc.(a)	2,058	452
Boston Scientific Corp.(a)	16,157	690
Bristol-Myers Squibb Co.	17,929	862
Cardinal Health, Inc.	3,662	158
Celgene Corp.(a)	7,364	713
Centene Corp.(a)	4,649	217

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cerner Corp.	3,904	$269
Cigna Corp.	4,160	641
CVS Health Corp.	14,239	867
Danaher Corp.	6,575	934
DaVita, Inc.(a)	1,271	72
Dentsply Sirona, Inc.	2,679	140
Edwards Lifesciences Corp.(a)	2,279	506
Eli Lilly & Co.	9,133	1,032
Gilead Sciences, Inc.	13,936	885
HCA Healthcare, Inc.	2,781	334
Henry Schein, Inc.(a)	1,879	116
Hologic, Inc.(a)	3,379	167
Humana, Inc.	1,659	470
IDEXX Laboratories, Inc.(a)	1,014	294
Illumina, Inc.(a)	1,611	453
Incyte Pharmaceuticals, Inc.(a)	1,950	160
Intuitive Surgical, Inc.(a)	1,247	638
IQVIA Holdings, Inc.(a)	1,614	250
Johnson & Johnson(b)	29,100	3,735
Laboratory Corp. of America Holdings(a)	995	167
McKesson Corp.	2,308	319
Medtronic PLC	15,494	1,672
Merck & Co., Inc.	28,722	2,484
Mettler-Toledo International, Inc.(a)	250	164
Mylan NV(a)	6,497	126
PerkinElmer, Inc.	1,398	116
Perrigo Co. PLC	1,463	68
Pfizer, Inc.	56,908	2,023
Quest Diagnostics, Inc.	1,359	139
Regeneron Pharmaceuticals, Inc.(a)	861	250
ResMed, Inc.	1,423	198
Stryker Corp.	3,394	749
Teleflex, Inc.	536	195
The Cooper Co., Inc.	549	170
Thermo Fisher Scientific, Inc.	4,383	1,259
UnitedHealth Group, Inc.	10,416	2,436
Universal Health Services, Inc., Class B	1,011	146
Varian Medical Systems, Inc.(a)	1,048	111
Vertex Pharmaceuticals, Inc.(a)	3,161	569
Waters Corp.(a)	742	157
WellCare Health Plans, Inc.(a)	567	154
Zimmer Biomet Holdings, Inc.	2,527	352
Zoetis, Inc.	5,626	711
		37,275
Industrials (4.5%):
3M Co.(b)	5,072	820
A.O. Smith Corp.	1,778	83
Alaska Air Group, Inc.	1,486	89
Allegion PLC	880	85
American Airlines Group, Inc.	1,661	44
AMETEK, Inc.	2,658	228
Arconic, Inc.	5,033	130
C.H. Robinson Worldwide, Inc.	1,722	145
Caterpillar, Inc.	6,801	808
Cintas Corp.	814	215
Copart, Inc.(a)	2,286	172
CSX Corp.	8,013	537
Cummins, Inc.	1,364	204
Deere & Co.	3,155	488
Delta Air Lines, Inc.	7,308	422
Dover Corp.	1,832	172

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Eaton Corp. PLC	4,316	$348
Emerson Electric Co.	5,920	353
Equifax, Inc.	1,407	206
Expeditors International of Washington, Inc.	1,997	142
Fastenal Co.	7,214	220
FedEx Corp.	2,220	352
Flowserve Corp.	1,210	52
Fortive Corp.	3,717	264
Fortune Brands Home & Security, Inc.	1,691	86
General Dynamics Corp.	3,206	613
General Electric Co.(b)	95,585	789
Honeywell International, Inc.	7,399	1,218
Huntington Ingalls Industries, Inc.	499	104
IDEX Corp.	954	157
IHS Markit Ltd.(a)	4,585	301
Illinois Tool Works, Inc.	3,682	551
Ingersoll-Rand PLC	2,877	348
J.B. Hunt Transport Services, Inc.	1,073	116
Jacobs Engineering Group, Inc.	1,348	120
Johnson Controls International PLC	9,815	419
Kansas City Southern	960	121
L3Harris Technologies, Inc.	2,253	476
Lockheed Martin Corp.	2,638	1,013
Masco Corp.	3,700	151
Norfolk Southern Corp.	2,915	507
Northrop Grumman Corp.	1,969	724
PACCAR, Inc.	4,366	286
Parker-Hannifin Corp.	1,448	240
Pentair PLC	909	33
Quanta Services, Inc.	1,704	58
Raytheon Co.	3,052	566
Republic Services, Inc.	2,497	223
Robert Half International, Inc.	1,300	70
Rockwell Automation, Inc.	1,491	228
Rollins, Inc.	1,857	61
Roper Technologies, Inc.	1,119	410
Snap-on, Inc.	528	79
Southwest Airlines Co.	5,077	266
Stanley Black & Decker, Inc.	1,616	215
Textron, Inc.	2,933	132
The Boeing Co.	5,736	2,089
TransDigm Group, Inc.	482	259
Union Pacific Corp.	8,199	1,328
United Airlines Holdings, Inc.(a)	2,785	235
United Parcel Service, Inc., Class B	7,452	885
United Rentals, Inc.(a)	991	112
United Technologies Corp.	8,948	1,166
Verisk Analytics, Inc., Class A	1,865	301
W.W. Grainger, Inc.	478	131
Wabtec Corp.	2,294	159
Waste Management, Inc.	3,869	462
Xylem, Inc.	2,267	174
		24,561
Information Technology (10.3%):
Accenture PLC, Class A	6,814	1,351
Adobe, Inc.(a)	5,214	1,483
Advanced Micro Devices, Inc.(a)	9,567	301
Akamai Technologies, Inc.(a)	1,627	145
Alliance Data Systems Corp.	554	68
Amphenol Corp., Class A	3,766	330
Analog Devices, Inc.	4,322	475

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ANSYS, Inc.(a)	1,058	$219
Apple, Inc.(b)	47,909	10,001
Applied Materials, Inc.	11,477	551
Arista Networks, Inc.(a)	653	148
Autodesk, Inc.(a)	2,558	365
Automatic Data Processing, Inc.	4,771	810
Broadcom, Inc.	4,339	1,226
Broadridge Financial Solutions, Inc.	1,368	177
Cadence Design Systems, Inc.(a)	2,583	177
Cisco Systems, Inc.	46,919	2,196
Citrix Systems, Inc.	1,327	123
Cognizant Technology Solutions Corp., Class A	5,466	336
Corning, Inc.	8,079	225
DXC Technology Co.	1,228	41
F5 Networks, Inc.(a)	561	72
Fidelity National Information Services, Inc.	6,718	915
Fiserv, Inc.(a)	6,246	668
FleetCor Technologies, Inc.(a)	880	263
FLIR Systems, Inc.	1,385	68
Fortinet, Inc.(a)	1,647	130
Gartner, Inc.(a)	827	111
Global Payments, Inc.	1,852	307
Hewlett Packard Enterprises Co.	14,736	204
HP, Inc.	16,756	306
Intel Corp.	49,070	2,326
International Business Machines Corp.	9,155	1,241
Intuit, Inc.	2,769	798
Jack Henry & Associates, Inc.	769	111
Juniper Networks, Inc.	3,064	71
Keysight Technologies, Inc.(a)	1,866	181
KLA Corp.	2,035	301
Lam Research Corp.	1,595	336
Leidos Holdings, Inc.	1,817	159
Mastercard, Inc., Class A	9,602	2,702
Maxim Integrated Products, Inc.	2,767	151
Microchip Technology, Inc.	2,607	225
Micron Technology, Inc.(a)	12,129	549
Microsoft Corp.(d)	83,988	11,580
Motorola Solutions, Inc.	1,806	327
NetApp, Inc.	3,113	150
Nvidia Corp.	6,674	1,118
Oracle Corp.	26,866	1,399
Paychex, Inc.	3,191	261
PayPal Holdings, Inc.(a)	12,552	1,369
Qorvo, Inc.(a)	1,188	85
QUALCOMM, Inc.	13,436	1,045
Salesforce.com, Inc.(a)	9,362	1,461
Seagate Technology PLC	2,733	137
Skyworks Solutions, Inc.	2,131	160
Symantec Corp.	7,459	173
Synopsys, Inc.(a)	1,398	198
TE Connectivity Ltd.	3,470	317
Texas Instruments, Inc.	10,058	1,245
The Western Union Co.	4,287	95
Total System Services, Inc.	1,923	258
VeriSign, Inc.(a)	1,070	218
Visa, Inc., Class A	18,579	3,358
Western Digital Corp.	3,599	206
Xerox Holdings Corp.	1,978	57
Xilinx, Inc.	2,527	263
		58,423

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (1.3%):
Air Products & Chemicals, Inc.	2,643	$597
Amcor PLC(a)	20,033	197
Avery Dennison Corp.	1,065	122
Ball Corp.	3,726	299
Celanese Corp.	1,596	181
CF Industries Holdings, Inc.	2,306	111
Corteva, Inc.	9,439	277
Dow, Inc.	8,208	350
DuPont de Nemours, Inc.	9,327	634
Eastman Chemical Co.	1,747	114
Ecolab, Inc.	2,532	522
FMC Corp.	1,542	133
Freeport-McMoRan, Inc.	14,362	132
International Flavors & Fragrances, Inc.	570	63
International Paper Co.	2,781	109
Linde PLC	5,948	1,124
LyondellBasell Industries NV, Class A	2,501	194
Martin Marietta Materials, Inc.	772	196
Newmont Goldcorp Corp.	8,551	341
Nucor Corp.	3,744	183
Packaging Corp. of America	1,161	117
PPG Industries, Inc.	2,395	265
Sealed Air Corp.	1,672	67
The Mosaic Co.	167	3
The Sherwin-Williams Co.	964	508
Vulcan Materials Co.	1,496	211
WestRock Co.	1,335	46
		7,096
Real Estate (1.5%):
Alexandria Real Estate Equities, Inc.	1,101	165
American Tower Corp.	4,845	1,115
Apartment Investment & Management Co.	1,818	93
AvalonBay Communities, Inc.	1,564	332
Boston Properties, Inc.	1,478	190
CBRE Group, Inc., Class A(a)	3,942	206
Crown Castle International Corp.	5,001	726
Digital Realty Trust, Inc.	2,408	298
Duke Realty Investments, Inc.	3,869	129
Equinix, Inc.	1,002	557
Equity Residential	4,165	353
Essex Property Trust, Inc.	612	197
Extra Space Storage, Inc.	1,147	140
Federal Realty Investment Trust	945	122
HCP, Inc.	5,381	187
Host Hotels & Resorts, Inc.	9,338	150
Iron Mountain, Inc.	3,616	115
Kimco Realty Corp.	4,841	89
Mid-America Apartment Communities, Inc.	1,273	161
Prologis, Inc.	7,055	590
Public Storage	1,497	396
Realty Income Corp.	3,181	235
Regency Centers Corp.	1,543	100
SBA Communications Corp.	1,391	365
Simon Property Group, Inc.	2,062	307
SL Green Realty Corp.	1,063	85
UDR, Inc.	2,624	126
Ventas, Inc.	4,538	333
Vornado Realty Trust	2,188	132
Welltower, Inc.	4,975	446

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Weyerhaeuser Co.	9,150	$241
		8,681
Utilities (1.5%):
AES Corp.	8,366	128
Alliant Energy Corp.	2,301	121
Ameren Corp.	2,468	190
American Electric Power Co., Inc.	4,911	448
American Water Works Co., Inc.	1,992	254
Atmos Energy Corp.	1,369	151
CenterPoint Energy, Inc.	6,330	175
CMS Energy Corp.	3,064	193
Consolidated Edison, Inc.	3,864	344
Dominion Energy, Inc.	8,668	674
DTE Energy Co.	2,031	263
Duke Energy Corp.	7,980	740
Edison International	4,460	322
Entergy Corp.	1,967	222
Evergy, Inc.	3,068	199
Eversource Energy	3,443	276
Exelon Corp.	10,678	505
FirstEnergy Corp.	5,569	256
NextEra Energy, Inc.	5,140	1,126
NiSource, Inc.	4,111	121
NRG Energy, Inc.	2,789	102
Pinnacle West Capital Corp.	1,308	125
PPL Corp.	8,675	256
Public Service Enterprise Group, Inc.	4,781	289
Sempra Energy	3,297	467
The Southern Co.	12,049	702
WEC Energy Group, Inc.	2,943	282
Xcel Energy, Inc.	5,211	335
		9,266
Total Common Stocks (Cost $136,821)		266,902

Municipal Bonds (52.6%)

Alabama (0.3%):
Lower Alabama Gas District Revenue, 5.00%, 9/1/46	1,000	1,458

Arizona (1.0%):
Arizona Industrial Development Authority Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,169
Industrial Development Authority Revenue
5.00%, 7/1/46, Continuously Callable @100	1,300	1,439
5.00%, 6/15/47, Continuously Callable @100(e)	1,000	1,036
Maricopa County Industrial Development Authority Revenue, Series A, 5.00%, 9/1/42, Continuously Callable @100	500	608
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,134
		5,386
California (3.5%):
California Statewide Communities Development Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Continuously Callable @100	1,000	1,150
Jurupa Public Financing Authority, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,360
Monterey Peninsula Unified School District, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	2,000	2,173
State of California, GO

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
5.00%, 2/1/43, Continuously Callable @100	$1,000	$1,113
5.00%, 8/1/45, Continuously Callable @100	1,000	1,186
Sutter Butte Flood Agency(INS - Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,173
Tender Option Bond Trust Receipts/Certificates Revenue(LIQ - Deutsche Bank, A.G.), 1.58%, 7/1/58, Callable 7/1/26 @ 104.5(e)(k)	4,350	4,350
Tender Option Bond Trust Receipts/Certificates, GO(LIQ - Deutsche Bank, A.G.), 1.40%, 8/1/47, Callable 8/1/23 @ 100(e)(k)	400	400
Twin Rivers Unified School District, GO(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Continuously Callable @100	1,500	1,719
Val Verde Unified School District, GO(INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	1,000	1,187
West Contra Costa Unified School District, GO(INS - National Public Finance), 2.42%, 8/1/34	4,435	3,097
		18,908
Colorado (2.3%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 12/1/38, Continuously Callable @100	1,000	1,244
5.00%, 4/1/48, Continuously Callable @100	710	834
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	1,000	1,106
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,216
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,179
Denver Health & Hospital Authority, 5.00%, 12/1/48, Continuously Callable @100	1,900	2,246
Park Creek Metropolitan District Revenue
5.00%, 12/1/41, Continuously Callable @100	250	290
5.00%, 12/1/45, Continuously Callable @100	1,000	1,155
Rampart Range Metropolitan District No 1 Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,220
Regional Transportation District, Series A, 5.38%, 6/1/31, Continuously Callable @100	2,000	2,061
		12,551
Connecticut (0.5%):
Mashantucket Western Pequot Tribe Revenue, 2.05%, 7/1/31 (f)(l)	4,766	131
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,877
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,234
		3,242
District of Columbia (0.2%):
District of Columbia Revenue, 5.00%, 7/1/42, Continuously Callable @100	1,100	1,202

Florida (3.2%):
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/48, Continuously Callable @103	1,000	1,146
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,108
County of Escambia Revenue, 1.42%, 4/1/39, Continuously Callable @100(k)	3,500	3,500
County of Miami-Dade Water & Sewer System Revenue, 5.00%, 10/1/34, Pre-refunded 10/1/20 @ 100	1,300	1,354
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	1,000	1,142
Lee County Industrial Development Authority Revenue
5.00%, 11/1/25, Continuously Callable @100	2,000	2,090
5.50%, 10/1/47, Continuously Callable @102	645	701

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	$1,450	$1,768
Palm Beach County Health Facilities Authority Revenue, 5.00%, 11/15/45, Continuously Callable @103	1,000	1,164
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	799
Southeast Overtown Park West Community Redevelopment Agency, Series A-1, 5.00%, 3/1/30, Continuously Callable @100(e)	1,000	1,127
Tampa-Hillsborough County Expressway Authority Revenue, Series A, 5.00%, 7/1/37, Continuously Callable @100	1,505	1,647
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Continuously Callable @100	1,000	1,156
		18,702
Georgia (0.3%):
Appling County Development Authority Revenue, 1.46%, 9/1/41, Continuously Callable @100(k)	500	500
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,000	1,154
		1,654
Guam (0.4%):
Antonio B Won Pat International Airport Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Continuously Callable @100	750	858
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Continuously Callable @100	1,000	1,110
		1,968
Illinois (4.7%):
Bureau County Township High School District No. 502, GO(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,201
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,181
Chicago O’Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,201
Chicago O’Hare International Airport Revenue(INS - Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,119
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	1,000	1,097
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,142
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,130
Cook County Community College District No. 508, GO(INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,161
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,200
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,100
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	1,000	1,082
5.00%, 5/15/37, Continuously Callable @100	1,000	1,125
5.00%, 5/15/40, Continuously Callable @100	1,275	1,374
4.00%, 2/15/41, Continuously Callable @100	1,000	1,113
5.00%, 8/15/44, Continuously Callable @100	1,000	1,132
5.00%, 10/1/44, Continuously Callable @100	1,000	1,220
5.00%, 5/15/45, Continuously Callable @100	1,000	1,108
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	2,000	2,155
Series A, 4.00%, 10/1/40, Continuously Callable @100	1,000	1,094
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,072

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Sangamon County Water Reclamation District, GO
4.00%, 1/1/49, Continuously Callable @100(g)	$1,000	$1,091
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,478
		26,576
Indiana (1.0%):
Ball State University Revenue, Series P, 5.00%, 7/1/30, Pre-refunded 7/1/20 @ 100	500	516
Evansville Redevelopment Authority Revenue(INS - Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	1,105
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,000	1,135
5.00%, 10/1/44, Continuously Callable @100	1,000	1,079
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,717
		5,552
Kansas (1.2%):
City of Coffeyville Electric System Revenue(INS - National Public Finance), Series B, 5.00%, 6/1/42, Continuously Callable @100(e)	1,000	1,162
City of Lawrence Revenue, 5.00%, 7/1/43, Continuously Callable @100	1,500	1,830
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	1,038
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	1,250	1,434
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,171
		6,635
Kentucky (0.6%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,109
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	1,075
Kentucky Economic Development Finance Authority Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,217
		3,401
Lousiana (2.4%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,155
Series B, 4.00%, 12/1/44, Continuously Callable @100	500	555
City of Shreveport Water & Sewer Revenue(INS - Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,158
Lousiana Local Government Environmental Facilities & Community Development Authority Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,000	1,194
5.00%, 10/1/43, Continuously Callable @100	1,000	1,181
4.00%, 10/1/46, Continuously Callable @100	1,000	1,080
Lousiana Public Facilities Authority Revenue
5.00%, 11/1/45, Continuously Callable @100	1,000	1,124
5.00%, 7/1/52, Continuously Callable @100	1,000	1,161
4.00%, 1/1/56, Continuously Callable @100	1,000	1,044
Lousiana Public Facilities Authority Revenue(INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	1,000	1,168
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,823
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,000	1,111
		13,754

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Maine (0.2%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	$1,000	$1,024

Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,098
5.25%, 11/15/41, Continuously Callable @100	1,000	1,131
5.00%, 7/1/44, Continuously Callable @100	1,000	1,127
5.00%, 7/1/46, Continuously Callable @100	1,000	1,173
5.00%, 10/1/57, Continuously Callable @105(e)	1,000	1,098
Series A, 5.00%, 6/1/39, Continuously Callable @100	1,000	1,224
Series A, 5.50%, 7/1/44, Continuously Callable @100	1,000	1,109
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,943
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,103
		11,006
Michigan (1.6%):
City of Wyandotte Electric System Revenue(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,164
Detroit Downtown Development Authority(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,951
Jackson Public Schools, GO(NBGA - MI School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,216
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,208
Lincoln Consolidated School District, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,496
Livonia Public Schools School District, GO(INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,184
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,160
		9,379
Minnesota (0.4%):
Housing & Redevelopment Authority Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,226
5.00%, 11/15/47, Continuously Callable @100	1,000	1,212
		2,438
Mississippi (0.5%):
County of Jackson Revenue, 1.35%, 6/1/23, Callable 10/1/19 @ 100(k)	3,000	3,000

Missouri (0.4%):
Health & Educational Facilities Authority Revenue
5.00%, 8/1/45, Continuously Callable @100	1,270	1,405
4.00%, 2/15/49, Continuously Callable @100	250	277
St Louis Municipal Finance Corp. Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	1,000	1,223
		2,905
Nebraska (0.2%):
Douglas County Hospital Authority No 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,145

Nevada (0.8%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,186
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,707
Las Vegas Redevelopment Agency, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,730
		4,623
New Jersey (2.7%):
New Jersey Economic Development Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
5.00%, 6/15/29, Continuously Callable @100	$1,000	$1,085
5.00%, 6/15/42, Continuously Callable @100	2,000	2,324
5.00%, 6/15/43, Continuously Callable @100	1,000	1,182
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	1,071
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,162
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,182
New Jersey Economic Development Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	598
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,150
New Jersey Health Care Facilities Financing Authorty Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,180
New Jersey Transportation Trust Fund Authority Revenue
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,199
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,112
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,408
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	586
		15,239
New Mexico (0.4%):
City of Farmington Revenue, 5.90%, 6/1/40, Continuously Callable @100	1,000	1,028
Hospital Equipment Loan Council Revenue, 5.00%, 7/1/49, Continuously Callable @102	1,000	1,138
		2,166
New York (1.8%):
Liberty Development Corp. Revenue, 2.80%, 9/15/69, Continuously Callable @100(g)	1,000	1,037
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,115
New York City Trust For Cultural Resources Revenue, Series A, 5.00%, 12/1/39, Continuously Callable @100	2,000	2,015
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	630	873
5.50%, 10/1/37	1,500	2,184
New York State Dormitory Authority Revenue(INS - AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,769
		8,993
North Carolina (0.5%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100	1,000	1,163
5.00%, 1/1/49, Continuously Callable @104	1,500	1,697
		2,860
North Dakota (0.2%):
County of Ward Revenue, Series C, 5.00%, 6/1/48, Continuously Callable @100	1,000	1,143

Ohio (0.2%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	797
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	793
		1,590
Oklahoma (1.0%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	1,315	1,386
Muskogee Industrial Trust Revenue, 1.50%, 1/1/25, Callable 10/2/19 @ 100(k)	2,480	2,480

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	$1,000	$1,226
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	869
		5,961
Oregon (0.3%):
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/43, Continuously Callable @102	1,250	1,456

Pennsylvania (4.9%):
Allegheny County Hospital Development Authority Revenue
4.00%, 7/15/39, Continuously Callable @100	1,185	1,347
5.00%, 4/1/47, Continuously Callable @100	1,000	1,201
Altoona Area School District, GO(INS - Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	1,000	1,170
Berks County Industrial Development Authority Revenue
5.00%, 5/15/43, Continuously Callable @102	350	393
5.00%, 11/1/50, Continuously Callable @100	1,500	1,761
Bucks County Industrial Development Authority Revenue, 4.00%, 8/15/44, Continuously Callable @100(g)	1,000	1,100
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,293
Chester County Industrial Development Authority Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,105
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,231
Commonwealth of Pennsylvania, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,213
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Continuously Callable @100	1,625	1,803
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,145
Montgomery County Industrial Development Authority Revenue, 5.25%, 1/15/45, Continuously Callable @100	1,000	1,122
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	1,000	1,087
5.00%, 8/15/43, Continuously Callable @100	1,000	1,210
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,161
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,220
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,235
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,157
Philadelphia School District, GO
5.00%, 9/1/37, Continuously Callable @100	1,000	1,183
Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,213
Reading School District, GO(INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,773
Wilkes-Barre Area School District, GO(INS - Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,684
		28,807
Puerto Rico (0.2%):
Commonwealth of Puerto Rico, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/35, Continuously Callable @100	1,000	1,048

Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, 6.85%, 10/1/24, Continuously Callable @100	40	40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	1,000	1,203
		1,243

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
South Carolina (0.4%):
Piedmont Municipal Power Agency Revenue(INS - Assured Guaranty Municipal Corp.), Series D, 5.75%, 1/1/34, Continuously Callable @100	$2,000	$2,147

Tennessee (0.8%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,840
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,000	1,160
5.00%, 7/1/46, Continuously Callable @100	1,000	1,175
5.00%, 10/1/48, Continuously Callable @100	500	580
		4,755
Texas (8.2%):
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,380	1,603
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,127
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	1,000	1,073
Series A, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,149
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,131
City of Arlington Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,209
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100	1,000	1,153
5.00%, 9/1/40, Continuously Callable @100	1,000	1,153
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,099
City of Lewisville(INS - ACA Insurance), 5.80%, 9/1/25(d)	4,420	4,744
Clifton Higher Education Finance Corp. Revenue(NBGA - Texas Permanent School Fund), 5.00%, 8/15/39, Continuously Callable @100	1,000	1,151
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,704
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	1,000	1,079
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	1,087
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,072
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	1,052
Mesquite Health Facility Development Corp. Revenue, 5.00%, 2/15/35, Continuously Callable @100	1,000	1,018
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 4/1/47, Continuously Callable @100	1,600	1,747
5.00%, 7/1/47, Continuously Callable @100	1,000	919
New Hope Cultural Education Facilities Finance Corp. Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/38, Continuously Callable @100	225	267
North Texas Tollway Authority Revenue
5.00%, 1/1/31, Continuously Callable @100	1,500	1,726
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,163
Port of Port Arthur Navigation District Revenue
1.40%, 4/1/40, Continuously Callable @100(k)	3,095	3,095
1.39%, 4/1/40, Continuously Callable @100(k)	800	800
1.47%, 11/1/40, Continuously Callable @100(k)	3,250	3,250
1.47%, 11/1/40, Continuously Callable @100(k)	2,520	2,520
Princeton Independent School District, GO(NBGA - Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,223

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Prosper Independent School District, GO, 5.00%, 2/15/48, Continuously Callable @100	$1,000	$1,233
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,144
Series A, 5.00%, 11/15/45, Continuously Callable @100	1,000	1,023
Series B, 5.00%, 11/15/36, Continuously Callable @100	1,000	1,035
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,827
		46,576
Virginia (0.2%):
Alexandria Industrial Development Authority Revenue, 5.00%, 10/1/50, Continuously Callable @100	1,000	1,119

Washington (1.2%):
Tender Option Bond Trust Receipts/Certificates Revenue, 1.70%, 9/6/20(e)(k)	3,700	3,700
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100	1,000	1,111
5.00%, 1/1/47, Continuously Callable @100	1,000	1,174
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/38, Continuously Callable @102(e)	1,000	1,162
		7,147
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,634

Wisconsin (1.3%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100	1,000	1,218
4.00%, 10/1/49, Continuously Callable @100	1,500	1,670
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,746
Public Finance Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	714
Wisconsin Health & Educational Facilities Authority Revenue
5.25%, 4/15/35, Pre-refunded 4/15/23 @ 100	1,000	1,145
5.00%, 9/15/45, Continuously Callable @100	1,000	1,063
		7,556
Wyoming (0.2%):
County of Laramie Revenue, 5.00%, 5/1/37, Continuously Callable @100	1,250	1,317
Total Municipal Bonds (Cost $281,115)		299,266

U.S. Treasury Obligations (0.0%)(h)
U.S. Treasury Bills, 1.83%, 1/9/20 (i)	225	224
Total U.S. Treasury Obligations (Cost $223)		224
Total Investments (Cost $418,159) — 99.4%		566,392
Other assets in excess of liabilities — 0.6%		3,305
NET ASSETS - 100.00%		$569,697

(a)	Non-income producing security.
(b)	All or a portion of this security has been designated as collateral for futures contracts.
(c)	Rounds to less than $1.
(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(e)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2019, the fair value of these securities was $14,035 (thousands) and amounted to 2.5% of net assets.

(f)	The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees; illiquid securities were less than 0.005% of net assets.
(g)	Security purchased on a when-issued basis.
(h)	Amount represents less than 0.05% of net assets.

(i)	Rate represents the effective yield at August 31, 2019.
(j)	Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.
(k)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period.  The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions.  These securities do not indicate a reference rate and spread in their description.

(l)	Up to 2.05% of the coupon may be PIK.

ADR—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corporation

GO—General Obligation

LLC—Limited Liability Company

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	17	9/20/19	$2,480,986	$2,486,080	$5,094

	Total unrealized appreciation				$5,094
	Total unrealized depreciation				–
	Total net unrealized appreciation(depreciation)				$5,094

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (91.3%)

Argentina (0.0%):(a)

Energy (0.0%):(a)
YPF SA, ADR	216,590	$1,854

Australia (5.1%):

Communication Services (0.1%):
Telstra Corp. Ltd.	786,232	1,968

Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	114,211	2,287
IDP Education Ltd.	75,761	847
Jumbo Interactive Ltd.	35,302	533
Super Retail Group Ltd.	293,246	1,848
		5,515
Consumer Staples (0.0%):(a)
Inghams Group Ltd. (b)	564,639	1,203

Energy (0.3%):
Beach Energy Ltd.	4,373,302	7,192
Santos Ltd.	769,496	3,726
Whitehaven Coal Ltd.	311,147	719
		11,637
Financials (1.0%):
Australia & New Zealand Banking Group Ltd.	120,682	2,170
Macquarie Group Ltd.	369,817	30,824
Platinum Asset Management Ltd.	610,629	1,574
Westpac Banking Corp.	103,813	1,969
		36,537
Health Care (0.9%):
Ansell Ltd.	42,650	782
CSL Ltd.	178,125	28,847
Healius Ltd.	245,903	530
Pro Medicus Ltd.	105,549	2,615
		32,774
Industrials (0.1%):
Austal Limited	247,723	702
Downer EDI Ltd.	143,337	743
NRW Holdings Ltd.	267,828	437
Qantas Airways Ltd.	502,739	2,067
Service Stream Ltd.	649,200	1,253
		5,202
Information Technology (0.2%):
Appen Ltd.	133,128	2,319
Bravura Solutions Ltd.	196,713	645
Dicker Data Ltd.	274,858	1,196
EML Payments Ltd. (c)	473,333	1,224
		5,384
Materials (1.1%):
BHP Billiton Ltd.	1,029,047	25,255
Coronado Global Resources, Inc. (d)	208,425	373
Independence Group NL	85,181	312
Jupiter Mines Ltd.	6,104,223	1,540
Mineral Resources Ltd.	44,241	394
Perseus Mining Ltd. (c)	600,427	303
Red 5 Ltd.	3,726,352	830
Rio Tinto Ltd.	144,095	8,496
Saracen Mineral Holdings Ltd. (c)	1,081,942	2,665
		40,168

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (1.2%):
Abacus Property Group	270,203	$722
Charter Hall Education Trust	409,146	1,055
Charter Hall Group	257,158	2,188
Cromwell Property Group	4,280,280	3,543
GDI Property Group	877,202	921
Ingenia Communities Group	31,580	83
Mirvac Group	1,312,201	2,816
National Storage REIT	1,141,120	1,408
Scentre Group	11,582,213	31,475
		44,211
		184,599
Austria (0.4%):

Communication Services (0.0%):(a)
Telekom Austria AG	136,936	1,049

Financials (0.2%):
BAWAG Group AG (d)	67,797	2,574
Erste Group Bank AG	69,915	2,248
Raiffeisen Bank International AG	92,321	2,018
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,753	585
		7,425
Industrials (0.0%):(a)
PORR AG (b)	27,749	570

Information Technology (0.1%):
ams AG (c)	47,924	1,932
AT&S Austria Technologie & Systemtechnik AG	36,658	585
		2,517
Materials (0.0%):(a)
RHI Magnesita NV	38,933	2,097

Real Estate (0.1%):
IMMOFINANZ AG	43,239	1,209
S IMMO AG	49,366	1,074
		2,283
		15,941
Belgium (0.8%):

Financials (0.3%):
Ageas	121,004	6,482
KBC Group NV	43,604	2,523
		9,005
Health Care (0.0%):(a)
Galapagos NV (c)	8,021	1,351

Information Technology (0.3%):
Melexis NV	163,848	10,403

Materials (0.0%):(a)
Solvay SA, Class A	15,290	1,545

Real Estate (0.1%):
Aedifica SA	18,504	2,092
Befimmo SA	30,449	1,797
Intervest Offices & Warehouses NV	29,285	853
		4,742
Utilities (0.1%):
Elia System Operator SA/NV	29,732	2,464
		29,510

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Brazil (0.2%):

Financials (0.2%):
Banco Santander Brasil SA	545,000	$5,607

Materials (0.0%):(a)
Vale SA (c)	159,500	1,756
		7,363
Canada (1.6%):

Consumer Discretionary (0.0%):(a)
BRP, Inc.	61,010	2,188

Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., Class B	43,900	2,764

Energy (0.4%):
ARC Resources Ltd.	199,501	842
Cameco Corp.	140,446	1,232
Encana Corp.	1,119,034	4,960
Parex Resources, Inc. (c)	288,856	4,424
Suncor Energy, Inc.	89,600	2,621
Tourmaline Oil Corp.	106,513	1,010
		15,089
Financials (0.5%):
Bank of Montreal	43,600	2,989
Canadian Imperial Bank of Commerce	58,200	4,509
iA Financial Corp., Inc.	65,370	2,719
Sun Life Financial, Inc.	94,700	3,882
The Bank of Nova Scotia	50,200	2,670
		16,769
Industrials (0.1%):
Air Canada (c)	116,900	3,930

Materials (0.5%):
Barrick Gold Corp.	409,122	7,932
Kinross Gold Corp. (c)	760,442	3,779
Kirkland Lake Gold Ltd.	86,800	4,221
Teck Resources Ltd., Class B	128,100	2,182
		18,114
		58,854
China (2.6%):

Communication Services (1.0%):
China Film Co. Ltd., Class A	905,478	1,798
China Telecom Corp. Ltd., Class H	10,357,699	4,629
NetEase, Inc. ADR	8,000	2,040
Tencent Holdings Ltd.	689,500	28,468
		36,935
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. ADR (c)	59,378	10,393
ANTA Sports Products Ltd.	404,000	3,351
Dongfeng Motor Group Co. Ltd., Class H	6,612,037	6,127
		19,871
Financials (0.7%):
Bank of China Ltd.	6,637,000	2,538
China Merchants Bank Co. Ltd., Class H	3,314,500	15,038
Industrial & Commercial Bank of China Ltd., Class H	6,535,000	4,122
Ping An Insurance Group Co. of China Ltd.	191,500	2,197
		23,895
Health Care (0.0%):(a)
Sinopharm Group Co. Ltd.	480,000	1,732

Industrials (0.1%):
China Machinery Engineering Corp.	1,323,265	518

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Yangzijiang Shipbuilding Holdings Ltd.	2,968,100	$1,941
Zhejiang Expressway Co. Ltd., Class H	1,076,000	899
		3,358
Materials (0.1%):
Anhui Conch Cement Co. Ltd., Class H	788,000	4,424

Real Estate (0.1%):
Country Garden Holdings Co. Ltd.	1,933,000	2,394
		92,609
Denmark (1.2%):

Consumer Staples (0.8%):
Carlsberg A/S, Class B	17,297	2,555
Royal Unibrew A/S	285,517	24,751
		27,306
Energy (0.0%):(a)
The Drilling Co. of 1972 (c)	10,995	607

Industrials (0.2%):
A.P. Moeller-Maersk A/S, Class B	5,499	5,858
Per Aarsleff Holding A/S	17,990	642
Vestas Wind Systems A/S	25,225	1,855
		8,355
Information Technology (0.1%):
Simcorp A/S	45,072	4,192

Utilities (0.1%):
Orsted A/S (d)	40,336	3,850
		44,310
Finland (0.5%):

Communication Services (0.0%):(a)
Rovio Entertainment Oyj (d)	115,424	667

Consumer Discretionary (0.0%):(a)
Tokmanni Group Corp.	42,460	478

Industrials (0.1%):
Metso Oyj	60,892	2,285

Information Technology (0.2%):
Nokia Oyj	1,065,810	5,272

Materials (0.2%):
Huhtamaki Oyj	117,920	4,560
Kemira Oyj	221,781	3,126
		7,686
		16,388
France (7.3%):

Communication Services (0.1%):
Lagardere SCA	121,056	2,578
Vivendi SA	86,753	2,426
		5,004
Consumer Discretionary (1.8%):
Compagnie Generale des Etablissements Michelin SCA	103,637	10,909
Kaufman & Broad SA	9,115	348
Kering SA	6,334	3,069
LVMH Moet Hennessy Louis Vuitton SE	114,205	45,537
Renault SA	87,115	4,996
		64,859
Consumer Staples (0.2%):
L’Oreal SA	16,359	4,466

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Pernod Ricard SA	19,682	$3,757
		8,223
Energy (1.3%):
Gaztransport Et Technigaz SA	63,072	5,903
Total SA	816,843	40,787
		46,690
Financials (1.0%):
AXA SA	908,545	20,831
BNP Paribas SA	183,476	8,269
Coface SA	213,451	2,521
Societe Generale SA	248,940	6,301
		37,922
Health Care (0.2%):
Korian SA	110,427	4,406
Sanofi	28,948	2,487
		6,893
Industrials (0.9%):
Air France-KLM (c)	252,379	2,843
Airbus SE	21,222	2,924
Alstom SA	45,567	1,948
Compagnie de Saint-Gobain	273,729	9,868
Elis SA	45,802	815
Mersen	47,467	1,612
Rexel SA	526,634	5,585
Teleperformance	19,348	4,225
Vinci SA	23,017	2,514
		32,334
Information Technology (1.0%):
Alten SA	20,230	2,415
Capgemini SE	244,913	29,382
Ingenico Group SA	34,054	3,377
SOITEC (c)	18,235	1,840
		37,014
Materials (0.5%):
Arkema SA	191,941	16,858

Real Estate (0.1%):
Mercialys SA	204,199	2,440
Nexity SA	45,188	2,099
		4,539
Utilities (0.2%):
Engie SA	373,995	5,686
		266,022
Germany (5.5%):

Communication Services (0.1%):
CTS Eventim AG & Co. KGAA	57,564	3,155
New Work SE	3,153	923
		4,078
Consumer Discretionary (0.2%):
Ceconomy AG (c)	314,408	1,612
Daimler AG, Registered Shares	114,058	5,366
Hugo Boss AG	28,612	1,597
		8,575
Consumer Staples (0.1%):
METRO AG	108,816	1,685

Financials (1.1%):
Allianz SE	163,262	36,028
Hannover Rueck SE	24,966	3,976

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wuestenrot & Wuerttembergische AG	38,663	$760
		40,764
Health Care (0.6%):
Bayer AG, Registered Shares	85,369	6,344
Compugroup Medical SE	38,428	2,193
Dermapharm Holding SE	26,892	949
Eckert & Ziegler Strahlen- und Medizintechnik AG	16,573	2,890
Evotec SE (b)(c)	84,158	1,868
Fresenius Medical Care AG & Co. KGaA	25,481	1,715
Gerresheimer AG	55,768	4,214
		20,173
Industrials (1.1%):
Amadeus Fire AG	10,889	1,273
Bauer AG	48,457	1,065
Cewe Stiftung & Co. KGAA	10,208	922
Deutsche Lufthansa AG, Registered Shares	156,049	2,405
MTU Aero Engines Holding AG	15,870	4,342
Siemens AG	219,764	21,974
Washtec AG	162,610	8,698
		40,679
Information Technology (1.1%):
Elmos Semiconductor AG	31,952	871
ISRA Vision AG	18,317	667
Nemetschek SE	41,695	2,212
SAP SE	303,964	36,281
		40,031
Materials (0.1%):
HeidelbergCement AG	25,711	1,785
Salzgitter AG	39,956	727
		2,512
Real Estate (0.8%):
ADO Properties SA (d)	26,168	1,074
DIC Asset AG	61,370	833
Leg Immobilien AG	23,763	2,793
Vonovia SE	486,956	24,295
		28,995
Utilities (0.3%):
E.ON SE	626,030	5,824
Encavis AG	96,281	907
RWE AG	165,781	4,725
		11,456
		198,948
Hong Kong (2.3%):

Communication Services (0.6%):
China Mobile Ltd.	721,736	5,972
China Unicom Hong Kong Ltd.	9,070,505	9,012
CITIC Telecom International Holdings Ltd.	3,778,000	1,472
HKBN Ltd.	1,178,000	2,111
HKT Trust & HKT Ltd.	1,491,000	2,329
		20,896
Consumer Discretionary (0.0%):(a)
Melco International Development Ltd.	178,000	396
Perfect Shape Medical Ltd.	2,324,000	829
		1,225
Energy (0.1%):
CNOOC Ltd.	1,540,208	2,282

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kunlun Energy Co. Ltd.	2,082,000	$1,810
		4,092
Financials (0.5%):
AIA Group Ltd.	1,529,400	14,800
BOC Hong Kong Holdings Ltd.	853,500	2,871
G-Resources Group Ltd. (c)	47,572,025	303
		17,974
Industrials (0.1%):
CK Hutchison Holdings Ltd.	440,000	3,825

Real Estate (0.8%):
CK Asset Holdings Ltd.	3,548,500	24,033
K Wah International Holdings Ltd.	1,186,000	616
Sun Hung Kai Properties Ltd.	143,500	2,029
		26,678
Utilities (0.2%):
China Water Affairs Group Ltd.	1,812,000	1,459
HK Electric Investments & HK Electric Investments Ltd.	6,204,500	5,941
		7,400
		82,090
Hungary (0.1%):

Financials (0.1%):
OTP Bank Nyrt	75,603	3,017

India (0.4%):

Energy (0.1%):
Reliance Industries Ltd.	134,269	2,349

Financials (0.1%):
Canara Bank (c)	875,185	2,708
Corp. Bank (c)	342,396	90
Power Finance Corp. Ltd. (c)	1,119,393	1,644
		4,442
Health Care (0.0%):(a)
Ipca Laboratories Ltd.	165,957	2,228

Information Technology (0.1%):
HCL Technologies Ltd.	159,805	2,463

Utilities (0.1%):
NTPC Ltd.	325,155	554
Power Grid Corp. of India Ltd.	778,945	2,188
		2,742
		14,224
Indonesia (0.2%):

Industrials (0.1%):
Wijaya Karya Persero Tbk PT	26,270,800	4,081

Utilities (0.1%):
Perusahaan Gas Negara Tbk PT	12,207,700	1,649
		5,730
Ireland (1.0%):

Consumer Staples (0.1%):
C&C Group PLC	596,227	2,608

Financials (0.1%):
Bank of Ireland Group PLC	1,046,233	3,978

Health Care (0.2%):
ICON PLC (c)	38,200	5,890

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.6%):
DCC PLC	23,488	$2,001
Experian PLC	571,747	17,582
Fly Leasing Ltd., ADR (c)	162,400	3,358
		22,941
		35,417
Isle of Man (0.0%):(a)

Consumer Discretionary (0.0%):(a)
GVC Holdings PLC	99,585	764
Playtech PLC	127,892	579
		1,343
Israel (0.3%):

Financials (0.2%):
Israel Discount Bank Ltd., Class A	1,555,014	6,478

Industrials (0.0%):(a)
Shikun & Binui Ltd.	534,797	1,721

Information Technology (0.1%):
AudioCodes Ltd.	124,596	2,174
CyberArk Software Ltd. (c)	3,000	337
		2,511
Materials (0.0%):(a)
The Israel Corp. Ltd. (c)	3,117	602
		11,312
Italy (4.0%):

Consumer Discretionary (0.0%):(a)
Unieuro SpA (d)	34,931	447

Energy (0.4%):
Eni SpA	786,843	11,875
Saipem SpA (c)	881,503	4,207
		16,082
Financials (1.2%):
Anima Holding SpA (d)	171,555	620
Assicurazioni Generali SpA	344,960	6,270
Banca Farmafactoring SpA (d)	400,613	2,032
Banca Generali SpA	725,275	21,625
BPER Banca	691,651	2,460
Mediobanca Banca di Credito Finanziario SpA	240,955	2,394
Societa Cattolica di Assicurazioni SC	126,598	1,033
UniCredit SpA	710,826	7,905
		44,339
Health Care (0.5%):
Recordati SpA	379,785	16,662

Industrials (0.1%):
Astm SpA	42,241	1,304
Fiera Milano SpA	70,923	324
Fincantieri SpA (b)	2,157,053	2,182
Tinexta SpA	89,972	1,075
		4,885
Information Technology (0.1%):
Eurotech SpA (c)	434,876	2,501

Real Estate (0.0%):(a)
Immobiliare Grande Distribuzione SIIQ SpA	213,377	1,253

Utilities (1.7%):
ACEA SpA	137,459	2,675

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Enel SpA	6,791,585	$49,265
Hera SpA	936,257	3,738
Iren SpA	1,614,655	4,389
		60,067
		146,236
Japan (21.9%):

Communication Services (1.3%):
Akatsuki, Inc.	13,600	901
Avex, Inc.	93,900	1,110
Capcom Co. Ltd.	55,900	1,453
DeNa Co. Ltd.	186,074	3,925
Dip Corp.	43,000	976
Fuji Media Holdings, Inc.	100,409	1,301
Gendai Agency, Inc. (c)	52,400	206
Gree, Inc.	436,988	1,962
Internet Initiative Japan, Inc.	59,000	1,311
KDDI Corp.	121,700	3,242
Nexon Co. Ltd. (c)	128,700	1,737
Nippon Telegraph & Telephone Corp.	385,900	18,502
Nippon Television Holdings, Inc.	194,428	2,561
SKY Perfect JSAT Holdings, Inc.	246,700	991
Yahoo Japan Corp.	2,980,224	7,432
		47,610
Consumer Discretionary (4.1%):
Bandai Namco Holdings, Inc.	51,800	3,044
Benesse Holdings, Inc.	46,316	1,185
Daido Metal Co. Ltd.	271,000	1,527
Dcm Holdings Co. Ltd. (b)	105,100	1,043
Doutor Nichires Holdings Co. Ltd.	34,400	654
FJ Next Co. Ltd.	115,800	1,101
Foster Electric Co. Ltd.	39,800	657
Fujita Kanko, Inc.	11,900	308
Funai Electric Co. Ltd. (c)	169,900	910
Hikari Tsushin, Inc.	75,700	17,727
Honda Motor Co. Ltd.	442,960	10,497
Keihin Corp.	53,500	729
Kojima Co. Ltd. (b)	385,200	1,581
Komeri Co. Ltd.	63,200	1,295
Kourakuen Holdings Corp.	21,500	534
Kura Sushi, Inc.	8,000	319
Mitsubishi Motors Corp.	118,000	492
Nikon Corp.	249,110	3,080
Nissan Motor Co. Ltd.	608,663	3,761
Nojima Corp.	33,400	569
Pressance Corp.	50,400	731
Riso Kyoiku Co. Ltd.	368,900	1,570
Sanyo Shokai Ltd.	83,900	1,027
Shimamura Co. Ltd.	60,703	4,740
Sony Corp.	160,100	9,121
Takashimaya Co. Ltd.	180,500	2,021
Tama Home Co. Ltd. (b)	224,700	3,270
Tamron Co. Ltd.	80,600	1,661
Tokyo Dome Corp.	183,000	1,779
Topre Corp.	31,800	494
Toyota Industries Corp.	51,500	2,825
Toyota Motor Corp.	773,100	50,634
United Arrows Ltd.	565,900	17,022
Xebio Holdings Co. Ltd.	22,800	242
		148,150

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (1.4%):
Arcs Co. Ltd.	118,900	$2,463
Feed One Co. Ltd.	303,400	451
Heiwado Co. Ltd.	29,800	552
Hokuto Corp.	80,200	1,432
Ito En Ltd.	161,300	7,365
Kewpie Corp.	95,000	2,221
Life Corp.	22,800	449
Matsumotokiyoshi Holdings Co. Ltd.	647,400	24,003
Mitsubishi Shokuhin Co. Ltd.	36,200	890
Nihon Chouzai Co. Ltd.	10,600	366
Nippon Suisan Kaisha Ltd.	462,200	2,678
S Foods, Inc.	13,600	386
Showa Sangyo Co. Ltd.	50,500	1,454
The Nisshin Oillio Group Ltd.	47,700	1,481
Toyo Suisan Kaisha Ltd.	49,700	2,022
Transaction Co. Ltd.	167,200	1,641
Yokohama Reito Co. Ltd.	74,900	726
		50,580
Energy (0.2%):
Cosmo Energy Holdings Co. Ltd.	56,100	1,014
Inpex Corp.	699,087	6,036
Modec, Inc.	34,200	773
		7,823
Financials (3.4%):
Credit Saison Co. Ltd.	106,600	1,185
Iwaicosmo Holdings, Inc.	68,200	701
Jaccs Co. Ltd.	30,300	630
Jafco Co. Ltd.	284,800	9,962
Japan Securities Finance Co. Ltd.	332,400	1,578
Mitsubishi UFJ Financial Group, Inc.	5,807,075	27,955
Mizuho Financial Group, Inc.	3,859,600	5,609
Nishi-Nippon Financial Holdings, Inc.	72,500	457
Nomura Holdings, Inc.	1,446,721	5,833
ORIX Corp.	313,500	4,626
Resona Holdings, Inc.	1,391,158	5,453
Ricoh Leasing Co. Ltd.	26,300	803
Shinsei Bank Ltd.	152,300	2,082
Sumitomo Mitsui Financial Group, Inc.	345,300	11,316
Sumitomo Mitsui Trust Holdings, Inc.	206,150	6,728
T&D Holdings, Inc.	774,851	7,528
The Tochigi Bank Ltd.	49,400	76
The 77 Bank Ltd.	135,800	1,768
The Dai-ichi Life Insurance Co. Ltd.	354,154	4,817
The Hyakujushi Bank Ltd.	30,200	569
The Juroku Bank Ltd.	81,200	1,635
The Nanto Bank Ltd.	28,200	601
Tokio Marine Holdings, Inc.	405,300	20,848
TOMONY Holdings, Inc.	348,300	1,058
		123,818
Health Care (2.2%):
Alfresa Holdings Corp.	37,000	837
Astellas Pharma, Inc.	244,800	3,379
Daito Pharmaceutical Co. Ltd.	41,300	1,194
Eisai Co. Ltd.	32,644	1,666
Hoya Corp.	375,300	30,518
Nikkiso Co. Ltd.	114,100	1,194
Nippon Shinyaku Co. Ltd.	6,600	541
Shin Nippon Biomedical Laboratories Ltd.	160,100	1,043
Shionogi & Co. Ltd.	427,000	22,859
Suzuken Co. Ltd.	15,700	843
Takeda Pharmaceutical Co. Ltd.	234,394	7,904

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Toho Holdings Co. Ltd.	65,800	$1,570
Torii Pharmaceutical Co. Ltd.	39,800	998
Towa Pharmaceutical Co. Ltd.	91,500	2,095
Vital KSK Holdings, Inc.	134,900	1,327
		77,968
Industrials (4.3%):
Bellssytem24 Holdings, Inc.	70,900	1,072
Bunka Shutter Co. Ltd.	222,600	1,832
Central Japan Railway Co.	22,200	4,390
Chiyoda Corp. (c)	201,279	561
Daiseki Co. Ltd.	21,100	514
Duskin Co. Ltd.	65,400	1,678
en-japan, Inc.	425,200	15,802
Fuji Electric Co. Ltd.	649,700	18,490
Furukawa Co. Ltd.	70,000	868
Hitachi Construction Machinery Co. Ltd.	628,900	13,406
Iino Kaiun Kaisha Ltd.	168,500	513
ITOCHU Corp.	992,300	19,772
JGC Corp.	303,893	3,524
Kamigumi Co. Ltd.	36,100	846
Kandenko Co. Ltd.	257,900	2,209
Kawada Technologies, Inc.	6,600	399
Kyowa Exeo Corp.	108,700	2,616
Mitsubishi Electric Corp.	196,100	2,361
Mitsubishi Heavy Industries Ltd.	127,444	4,785
Mitsui & Co. Ltd.	219,600	3,436
Mitsui-Soko Holdings Co. Ltd.	102,000	1,551
NGK Insulators Ltd.	57,200	766
Nikkon Holdings Co. Ltd.	40,400	900
Nippon Carbon Co. Ltd.	50,500	1,705
Nippon Sheet Glass Co. Ltd.	357,000	2,091
Obayashi Corp.	237,500	2,186
OKUMA Corp.	186,900	9,126
Organo Corp.	25,800	986
OSJB Holdings Corp.	244,100	523
Pasona Group, Inc.	60,100	806
PS Mitsubishi Construction Co. Ltd. (c)	122,800	786
Relia, Inc.	99,500	1,256
Sanki Engineering Co. Ltd.	215,100	2,546
Sanwa Holdings Corp.	1,510,600	16,784
SEC Carbon Ltd. (b)	12,600	960
Seibu Holdings, Inc.	118,500	2,011
Sumitomo Densetsu Co. Ltd.	33,400	632
SWCC Showa Holdings Co. Ltd.	95,800	665
Taisei Corp.	52,000	1,838
Takasago Thermal Engineering Co. Ltd.	37,600	608
Tekken Corp.	56,400	1,426
The Sumitomo Warehouse Co. Ltd.	33,100	438
THK Co. Ltd.	121,251	2,808
Toa Corp.	119,700	1,446
Toa Road Corp.	7,700	217
Tokyu Construction Co. Ltd.	43,500	300
Toppan Forms Co. Ltd.	67,200	599
Toyo Construction Co. Ltd.	254,400	1,014
Will Group, Inc.	91,000	693
		156,741
Information Technology (2.0%):
A&D Co. Ltd.	85,700	527
Advantest Corp.	87,500	3,583
CAC Holdings Corp.	159,400	1,854
Canon, Inc.	138,112	3,581

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Citizen Watch Co. Ltd.	482,363	$2,195
Denki Kogyo Co. Ltd.	26,100	705
Digital Garage, Inc.	29,700	966
Ferrotec Holdings Corp.	124,300	962
FUJIFILM Holdings Corp.	54,800	2,344
Fujitsu Ltd.	206,182	15,903
Furuno Electric Co. Ltd.	161,800	1,346
Furuya Metal Co. Ltd.	5,500	157
Future Corp.	25,200	424
Hitachi Ltd.	57,700	1,969
Hosiden Corp.	86,200	810
Ibiden Co. Ltd.	83,670	1,623
Ines Corp.	41,400	427
Japan Cash Machine Co. Ltd.	95,900	851
Mamezou Holdings Co. Ltd.	38,800	585
Micronics Japan Co. Ltd.	69,000	500
Nippon Electric Glass Co. Ltd.	37,600	779
Nsd Co. Ltd.	39,300	1,167
NTT Data Corp.	184,700	2,379
Obic Co. Ltd.	25,400	2,901
Oracle Corp. Japan	134,600	11,578
Roland DG Corp.	25,300	465
Ryoyo Electro Corp.	22,500	371
Scala, Inc.	113,900	1,128
Seikoh Giken Co. Ltd.	3,300	81
Taiyo Yuden Co. Ltd. (b)	48,800	914
TIS, Inc.	13,300	779
Ulvac, Inc.	207,800	8,438
United, Inc. (b)	70,100	736
V Technology Co. Ltd.	10,500	521
		73,549
Materials (1.0%):
Chubu Steel Plate Co. Ltd.	109,700	625
Daicel Corp.	81,000	625
Daiki Aluminium Industry Co. Ltd.	126,500	822
DIC Corp.	90,400	2,386
Godo Steel Ltd.	65,900	1,275
Hitachi Metals Ltd.	319,863	3,439
Hokuetsu Corp.	308,700	1,539
JSR Corp.	372,202	6,080
Kanto Denka Kogyo Co. Ltd.	76,600	529
Kumiai Chemical Industry Co. Ltd.	119,900	1,055
Kureha Corp.	63,600	3,414
Nakayama Steel Works Ltd.	224,300	932
Neturen Co. Ltd.	29,100	219
Nittetsu Mining Co. Ltd.	16,300	599
Nitto Denko Corp.	57,760	2,685
Showa Denko KK	51,700	1,331
Teijin Ltd.	34,900	627
Tokuyama Corp.	25,300	533
Topy Industries Ltd.	18,900	324
Tosoh Corp.	110,300	1,414
UBE Industries Ltd.	197,200	3,769
		34,222
Real Estate (1.3%):
AEON REIT Investment Corp.	1,040	1,365
B-Lot Co. Ltd.	16,900	242
Daiwa House Industry Co. Ltd.	109,100	3,418
Daiwa Office Investment Corp.	515	4,019
Goldcrest Co. Ltd.	71,400	1,355
Invesco Office J-REIT, Inc.	28,054	5,163

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mirai Corp.	1,529	$815
Mitsubishi Estate Co. Ltd.	251,661	4,815
One REIT, Inc.	1,445	4,203
SAMTY Co. Ltd.	164,700	2,826
Sekisui House REIT, Inc.	3,732	3,143
Sumitomo Realty & Development Co. Ltd.	374,500	14,072
Tosei Corp.	35,700	401
		45,837
Utilities (0.7%):
Chubu Electric Power Co., Inc.	1,444,900	21,296
Hokkaido Electric Power Co., Inc.	473,600	2,402
The Kansai Electric Power Co.	187,000	2,274
		25,972
		792,270
Korea, Republic Of (1.1%):

Communication Services (0.2%):
Cheil Worldwide, Inc.	129,385	2,823
KT Corp.	261,828	5,843
		8,666
Consumer Discretionary (0.1%):
Hyundai Motor Co.	19,767	2,101

Financials (0.4%):
Industrial Bank of Korea	253,121	2,593
KB Financial Group, Inc.	154,156	5,037
Shinhan Financial Group Co. Ltd.	225,685	7,598
Tongyang Life Insurance Co. Ltd.	231,607	703
		15,931
Industrials (0.1%):
Samsung Engineering Co. Ltd. (c)	149,735	1,921

Information Technology (0.2%):
LG Innotek Co. Ltd.	24,870	2,026
Samsung Electronics Co. Ltd.	81,444	2,966
Samsung SDI Co. Ltd.	14,865	3,070
		8,062
Materials (0.1%):
POSCO	8,949	1,561
		38,242
Luxembourg (0.1%):

Materials (0.1%):
ArcelorMittal	194,636	2,803

Real Estate (0.0%):(a)
Corestate Capital Holding SA (b)	41,714	1,314
		4,117
Macau (0.5%):

Consumer Discretionary (0.5%):
Wynn Macau Ltd.	9,047,600	18,031

Malaysia (0.1%):

Financials (0.1%):
RHB Capital Berhad	2,911,900	3,946

Malta (0.0%):(a)

Consumer Discretionary (0.0%):(a)
Kindred Group PLC	126,247	708

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mexico (0.1%):

Consumer Discretionary (0.0%):(a)
El Puerto de Liverpool Sab de CV	371,876	$1,930

Consumer Staples (0.1%):
Wal-Mart de Mexico SAB de CV	964,400	2,730

Industrials (0.0%):(a)
Grupo Aeroportuario del Centro Norte SAB de CV	96,346	566
		5,226
Netherlands (4.2%):

Communication Services (1.0%):
Koninklijke KPN NV	11,636,617	36,852

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	105,076	2,461

Energy (0.3%):
Royal Dutch Shell PLC, Class B	422,807	11,705

Financials (1.1%):
Euronext NV (d)	52,083	4,088
ING Groep NV	3,616,045	34,542
NN Group NV	74,962	2,511
		41,141
Health Care (0.1%):
Koninklijke Philips NV	45,996	2,168

Industrials (1.5%):
Aalberts NV	217,095	8,205
AerCap Holdings NV (c)	58,900	3,158
Intertrust NV (d)	117,987	2,450
koninklijke Volkerwessels NV	52,749	905
PostNL NV (b)	928,944	1,851
Signify NV (d)	43,572	1,275
Wolters Kluwer NV	487,118	35,061
		52,905
Information Technology (0.1%):
NXP Semiconductor NV	31,700	3,238

Real Estate (0.0%):(a)
Eurocommercial Properties NV	73,380	1,879
		152,349
New Zealand (0.1%):

Health Care (0.0%):(a)
Summerset Group Holdings Ltd.	227,779	866

Industrials (0.0%):(a)
Air New Zealand Ltd.	48,224	87

Utilities (0.1%):
Infratil Ltd.	433,468	1,243
		2,196
Norway (0.8%):

Communication Services (0.0%):(a)
Telenor ASA	92,255	1,894

Consumer Staples (0.1%):
Salmar ASA	40,349	1,915

Energy (0.2%):
Aker BP ASA	284,409	7,517

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.3%):
DNB ASA	172,154	$2,775
SpareBank 1 SMN	935,111	9,851
		12,626
Industrials (0.0%):(a)
NEL ASA (c)	553,738	411

Materials (0.2%):
Elkem ASA (d)	213,397	538
Norsk Hydro ASA	1,607,218	5,046
		5,584
		29,947
Poland (0.1%):

Consumer Staples (0.1%):
Dino Polska SA (c)(d)	82,759	3,199

Portugal (0.3%):

Communication Services (0.1%):
NOS SGPS SA	324,714	1,906

Consumer Staples (0.0%):(a)
Sonae SGPS SA	1,921,674	1,744

Energy (0.1%):
Galp Energia SGPS SA	214,154	3,077

Materials (0.1%):
Altri SGPS SA	514,029	3,250
		9,977
Russian Federation (0.7%):

Energy (0.4%):
Gazprom PJSC, ADR	809,927	5,581
LUKOIL PJSC ADR	91,099	7,368
		12,949
Financials (0.1%):
Sberbank of Russia PJSC	697,420	2,345
Sberbank of Russia PJSC ADR	224,500	3,082
		5,427
Materials (0.2%):
Evraz PLC	1,317,903	7,959
		26,335
Saudi Arabia (0.1%):

Health Care (0.1%):
Mouwasat Medical Services Co.	125,688	2,850

Singapore (0.3%):

Energy (0.0%):(a)
China Aviation Oil Singapore Corp. Ltd.	245,000	203

Financials (0.1%):
DBS Group Holdings Ltd.	176,500	3,113

Industrials (0.0%):(a)
Frencken Group Ltd.	1,599,200	735

Materials (0.0%):(a)
China Sunsine Chemical Holdings Ltd.	579,000	429

Real Estate (0.2%):
Ascott Residence Trust	1,155,700	1,081
Cache Logistics Trust	492,600	254

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mapletree Commercial Trust	3,664,500	$6,020
		7,355
		11,835
South Africa (0.5%):

Communication Services (0.2%):
MTN Group Ltd. (b)	417,424	2,826
Naspers Ltd.	14,922	3,397
		6,223
Materials (0.3%):
Anglo American Platinum Ltd.	34,813	2,134
Gold Fields	799,923	4,747
Impala Platinum Holdings Ltd. (c)	500,939	2,856
Kumba Iron Ore Ltd.	79,732	2,070
		11,807
		18,030
Spain (1.9%):

Communication Services (0.9%):
Masmovil Ibercom SA (c)	206,068	4,215
Telefonica SA	4,163,262	28,920
		33,135
Consumer Discretionary (0.0%):(a)
CIE Automotive SA	71,189	1,652

Energy (0.1%):
Repsol SA	178,055	2,590

Financials (0.5%):
Banco Santander SA	3,705,522	14,032
CaixaBank SA	2,456,635	5,574
		19,606
Health Care (0.1%):
Faes Farma SA	415,251	2,184

Industrials (0.2%):
ACS, Actividades de Construccion y Servicios SA	118,917	4,499
Grupo Empresarial San Jose SA (c)	136,721	1,187
Talgo SA (c)(d)	149,645	785
		6,471
Utilities (0.1%):
Atlantica Yield PLC	91,808	2,184
		67,822
Sweden (2.6%):

Communication Services (0.1%):
Nordic Entertainment Group AB, Class B	86,403	2,104
Tele2 AB	144,211	2,037
		4,141
Consumer Discretionary (0.0%):(a)
Evolution Gaming Group AB (d)	68,918	1,297

Consumer Staples (0.1%):
Axfood AB	65,062	1,365
Essity AB, Class B	72,318	2,260
		3,625
Financials (0.2%):
Industrivarden AB, Class C	118,796	2,490
Resurs Holdings AB (d)	299,214	1,701
Skandinaviska Enskilda Banken AB, Class A	276,205	2,378
		6,569

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.2%):
Biotage AB	151,914	$1,585
Elekta AB, Class B	93,395	1,190
Orexo AB (c)	121,454	681
Swedish Orphan Biovitrum AB (c)	43,007	713
Vitrolife AB	107,850	1,868
		6,037
Industrials (1.5%):
AF POYRY AB	51,722	1,168
Atlas Copco AB, Class B	1,199,341	32,011
Epiroc AB, Class B	1,023,283	10,162
Instalco AB	39,886	378
Intrum Justitia AB	64,725	1,647
Lifco AB	18,756	912
Lindab International AB	207,887	2,009
Loomis AB, Class B	50,162	1,701
Volvo AB, Class B	295,616	4,092
		54,080
Materials (0.1%):
Boliden AB	84,592	1,874
SSAB AB, Class A	533,590	1,398
		3,272
Real Estate (0.4%):
Dios Fastigheter AB	197,376	1,771
Fastighets AB Balder (c)	61,597	2,324
Hemfosa Fastigheter AB	425,544	4,297
Klovern AB	946,484	1,711
Kungsleden AB	90,656	840
Nyfosa AB (c)	270,101	1,814
Wihlborgs Fastigheter AB	228,356	3,679
		16,436
		95,457
Switzerland (8.3%):

Consumer Staples (2.5%):
Barry Callebaut AG, Registered Shares	1,087	2,229
Nestle SA, Registered Shares	788,518	88,641
		90,870
Financials (1.8%):
Cembra Money Bank AG	153,836	15,659
Helvetia Holding AG, Registered Shares	43,255	5,656
Julius Baer Group Ltd.	140,983	5,598
Partners Group Holding AG	3,722	3,031
Swiss Life Holding AG	17,184	8,174
UBS Group AG, Registered Shares	2,469,836	26,233
		64,351
Health Care (3.4%):
Lonza Group AG, Registered Shares	9,489	3,369
Novartis AG, Registered Shares	632,302	57,025
Roche Holding AG	221,732	60,612
		121,006
Industrials (0.3%):
Adecco Group AG	180,326	9,523
dormakaba Holding AG	2,426	1,640
		11,163
Information Technology (0.1%):
Landis+Gyr Group AG	6,238	513
Logitech International SA, Class R	79,090	3,221
		3,734

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.2%):
Ferrexpo PLC	351,244	$863
LafargeHolcim Ltd.	151,511	7,195
		8,058
		299,182
Taiwan (0.7%):

Financials (0.2%):
Chailease Holding Co. Ltd.	683,000	2,707
Shin Kong Financial Holding Co. Ltd.	8,702,284	2,547
		5,254
Information Technology (0.5%):
Accton Technology Corp.	654,000	3,444
Delta Electronics, Inc.	519,000	2,419
Innolux Corp.	8,325,634	1,862
MediaTek, Inc.	181,022	2,118
Radiant Opto-Electronics Corp.	709,000	2,561
Realtek Semiconductor Corp.	560,000	3,830
Taiwan Semiconductor Manufacturing Co. Ltd.	324,000	2,663
		18,897
		24,151
Thailand (0.1%):

Consumer Staples (0.1%):
Charoen Pokphand Foods Public Co. Ltd.	2,102,900	2,025

Turkey (0.1%):

Consumer Staples (0.1%):
BIM Birlesik Magazalar AS	254,214	2,055

United Kingdom (13.2%):

Communication Services (0.3%):
Auto Trader Group PLC (d)	119,252	773
BT Group PLC	2,388,086	4,811
Cineworld Group PLC	1,873,167	4,998
Future PLC	72,448	1,046
		11,628
Consumer Discretionary (1.6%):
Barratt Developments PLC	350,601	2,706
Card Factory PLC	357,723	674
Crest Nicholson Holdings PLC	331,434	1,398
Dunelm Group PLC	432,810	4,618
Fiat Chrysler Automobiles NV	143,469	1,876
Games Workshop Group PLC	89,000	4,752
Greggs PLC	105,478	2,716
JD Sports Fashion PLC	449,458	3,387
Kingfisher PLC	1,837,252	4,349
Marks & Spencer Group PLC	1,236,628	2,903
Marston’s PLC	698,642	1,082
Mitchells & Butlers PLC (c)	393,061	1,671
Next PLC	237,023	17,155
Pets at Home Group PLC	1,132,489	3,205
Redrow PLC	258,856	1,744
SSP Group PLC	136,931	1,180
WH Smith PLC	78,309	1,869
		57,285
Consumer Staples (2.8%):
British American Tobacco PLC	88,372	3,099
Britvic PLC	1,631,853	17,259

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cranswick PLC	24,623	$828
Diageo PLC	777,372	33,277
Imperial Tobacco Group PLC	56,822	1,472
J Sainsbury PLC	1,901,424	4,549
Tate & Lyle PLC	821,735	7,201
Tesco PLC	1,592,026	4,255
Unilever PLC	443,145	27,993
		99,933
Energy (1.9%):
BP PLC	5,512,254	33,566
Cairn Energy PLC (c)	788,150	1,604
Genel Energy PLC	327,491	715
Premier Oil PLC (c)	528,951	521
Royal Dutch Shell PLC, Class A	1,226,669	34,075
		70,481
Financials (2.4%):
3i Group PLC	520,282	6,954
Charter Court Financial Services Group PLC (d)	334,527	1,070
Close Brothers Group PLC	548,913	8,628
HSBC Holdings PLC	4,460,215	32,107
Intermediate Capital Group PLC	82,568	1,348
Investec PLC	311,284	1,606
Jupiter Fund Management PLC	186,908	779
Legal & General Group PLC	8,078,208	21,640
Lloyds Banking Group PLC	4,771,040	2,902
Man Group PLC/Jersey	1,125,138	2,286
Royal Bank of Scotland Group PLC	595,460	1,340
Standard Chartered PLC	883,959	6,716
		87,376
Health Care (0.9%):
AstraZeneca PLC	35,273	3,150
CVS Group PLC	100,854	1,065
GlaxoSmithKline PLC	200,060	4,168
Hikma Pharmaceuticals PLC	114,772	2,825
Smith & Nephew PLC	832,712	19,951
		31,159
Industrials (1.4%):
Aggreko PLC	226,874	2,117
Ashtead Group PLC	207,287	5,754
Babcock International Group PLC	450,301	2,753
CNH Industrial NV	257,787	2,660
Dart Group PLC	190,194	1,742
Firstgroup PLC (c)	490,961	777
Howden Joinery Group PLC	532,068	3,490
Meggitt PLC	342,096	2,582
National Express Group PLC	680,290	3,516
RELX PLC	829,843	19,910
The Go-Ahead Group PLC	119,399	3,025
Travis Perkins PLC	95,447	1,454
Vesuvius PLC	258,421	1,466
		51,246
Information Technology (0.3%):
Avast PLC (d)	704,238	3,265
Computacenter PLC	68,034	1,105
Electrocomponents PLC	235,563	1,669
Kainos Group PLC	104,236	635
Softcat PLC	260,350	3,306
		9,980
Materials (1.3%):
Anglo American PLC	541,212	11,726

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Croda International PLC	131,006	$7,519
Forterra PLC (d)	119,758	388
Hill & Smith Holdings PLC	64,184	899
KAZ Minerals PLC	286,489	1,406
Rio Tinto PLC	532,599	26,991
		48,929
Real Estate (0.2%):
Land Securities Group PLC	272,865	2,577
NewRiver REIT PLC	335,341	667
Regional REIT Ltd. (d)	792,581	1,002
The British Land Co. PLC	407,493	2,530
Tritax Big Box REIT PLC	567,054	968
Workspace Group PLC	81,238	842
		8,586
Utilities (0.1%):
Centrica PLC	3,273,126	2,779
		479,382
Total Common Stocks (Cost $3,217,760)		3,305,099

Preferred Stocks (0.3%)

Brazil (0.1%):

Communication Services (0.0%):(a)
Telefonica Brasil SA	169,900	2,202

Energy (0.1%):
Petroleo Brasileiro SA	397,400	2,448
		4,650
Germany (0.2%):

Consumer Discretionary (0.2%):
Schaeffler AG	284,237	1,931
Volkswagen AG	27,049	4,353
		6,284
Japan (0.0%):(a)

Consumer Staples (0.0%):(a)
Ito En Ltd.	15,200	322
Total Preferred Stocks (Cost $13,771)		11,256

Exchange-Traded Funds (6.7%)

United States (6.7%):
iShares Core MSCI EAFE ETF	1,965,830	116,633
iShares Core MSCI Emerging Markets ETF	97,678	4,715
iShares MSCI EAFE ETF	1,956,593	123,676
		245,024
Total Exchange-Traded Funds (Cost $254,372)		245,024

Collateral for Securities Loaned^ (0.4%)

United States (0.4%):
HSBC US Government Money Market Fund, I Shares, 2.00%(e)	12,809,652	12,810
Total Collateral for Securities Loaned (Cost $12,810)		12,810
Total Investments (Cost $3,498,713) — 98.7%		3,574,189
Other assets in excess of liabilities — 1.3%		47,078
NET ASSETS - 100.00%		$3,621,267

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2019, the Value of these securities was $33,468 (thousands) and amounted to 0.9% of net assets.

(e)	Rate disclosed is the daily yield on August 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Managed Allocation Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (a) (99.6%)
iShares 7-10 Year Treasury Bond ETF	1,642,462	$187,257
iShares Core S&P 500 ETF	637,320	187,544
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,461,882	188,291
iShares JP Morgan USD Emerging Markets Bond ETF	1,633,454	187,880
Total Exchange-Traded Funds (Cost $720,652)		750,972
Total Investments (Cost $720,652) — 99.6%		750,972
Other assets in excess of liabilities — 0.4%		3,021
NET ASSETS - 100.00%		$753,993

(a)

Represents investments greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Precious Metals and Minerals Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)

Metals & Mining (97.8%):
Agnico Eagle Mines Ltd.	408,500	$25,568
Alacer Gold Corp.(a)	1,031,100	4,523
Alamos Gold, Inc.	982,100	6,920
Alio Gold, Inc.(a)	512,400	358
AngloGold Ashanti Ltd.	932,744	21,295
Argonaut Gold, Inc.(a)	655,200	1,201
Asanko Gold, Inc.(a)(b)	310,600	310
Axmin, Inc.(a) (c)	240,000	82
B2Gold Corp.(a)	5,646,700	20,276
Barrick Gold Corp., ADR	3,077,500	59,643
Centamin PLC	4,216,310	7,190
Centerra Gold, Inc.(a)	1,650,100	15,011
China Gold International Resources Corp. Ltd.(a)(b)	516,300	535
Continental Gold, Inc.(a)	618,400	1,933
Detour Gold Corp.(a)	1,385,300	24,819
Dundee Precious Metals, Inc.(a)	2,806,800	11,069
Eldorado Gold Corp.(a)	278,600	2,560
Endeavour Mining Corp.(a)	517,100	10,080
Evolution Mining Ltd.	5,228,638	18,236
Franco-Nevada Corp.	320,500	31,314
Gold Fields Ltd., ADR	1,805,495	10,725
Gold Resource Corp.	202,002	689
Golden Star Resources Ltd.(a)(b)	1,193,970	3,677
Great Basin Gold Ltd.(a) (c) (d)	15,066,400	—(e)
Guyana Goldfields, Inc.(a)	1,562,700	1,303
Harmony Gold Mining Co. Ltd.(a)	1,300,562	4,766
IAMGOLD Corp.(a)	1,502,500	5,589
Ivanhoe Mines Ltd.(a)	45,100	126
Kinross Gold Corp.(a)	3,987,600	19,818
Kirkland Lake Gold Ltd.	681,100	33,125
Koza Altin Isletmeleri AS(a)	210,243	2,472
Leagold Mining Corp.(a)	207,800	464
Lundin Gold, Inc.(a)	78,200	489
MAG Silver Corp.(a)	69,500	887
McEwen Mining, Inc.(b)	494,100	1,003
Nautilus Minerals, Inc.(a) (c) (d)	5,757,622	—(e)
New Gold, Inc.(a)	1,183,000	1,324
Newcrest Mining Ltd.	1,786,666	44,510
Newmont Goldcorp Corp.	1,449,300	57,813
Northern Star Mining Corp.(a) (d)	375,000	—(e)
Northern Star Resources Ltd.	1,485,099	11,899
Novagold Resources, Inc.(a)	421,400	3,143
OceanaGold Corp.	5,181,800	12,417
Osisko Gold Royalties Ltd.	303,400	3,865
Perseus Mining Ltd.(a)	6,899,500	3,473
Polymetal International PLC	965,842	13,901
Polyus PJSC	55,099	6,328
Premier Gold Mines Ltd.(a)	493,500	845
Pretium Resources, Inc.(a)	319,100	4,187
Ramelius Resources Ltd.(a)	3,807,363	3,294
Regis Resources Ltd.	3,177,637	10,997
Roxgold, Inc.(a)	978,400	978
Royal Gold, Inc.	112,500	15,005
Sandstorm Gold Ltd.(a)	1,079,600	6,707
Saracen Mineral Holdings Ltd.(a)	1,950,506	4,780
Seabridge Gold, Inc.(a)	95,100	1,502
SEMAFO, Inc.(a)	2,553,900	9,497
Shandong Gold Mining Co. Ltd., Class H(f)	911,750	2,289
Sibanye Gold Ltd.(a)	9,808,088	13,501
Silver Lake Resources Ltd.(a)	4,043,361	2,899

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Precious Metals and Minerals Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SSR Mining, Inc.(a)	1,167,600	$19,172
St Barbara Ltd.	3,252,720	7,052
Teranga Gold Corp.(a)	227,200	923
TMAC Resources, Inc.(a)	98,100	402
Torex Gold Resources, Inc.(a)	1,012,700	16,265
Wesdome Gold Mines Ltd.(a)	578,000	3,157
Yamana Gold, Inc.	3,023,400	10,914
Zhaojin Mining Industry Co. Ltd., Class H	2,250,500	2,945
Zijin Mining Group Co. Ltd., Class H	19,678,000	7,354
		651,394
Total Common Stocks (Cost $544,941)		651,394

Rights (0.2%)

Materials (0.2%):
Pan American Silver Corp. — (c) (h)	2,400,000	1,649
Total Right (Cost $1,502)		1,649

Exchange-Traded Funds (1.0%)
VanEck Vectors Gold Miners ETF	220,500	6,584
Total Exchange-Traded Funds (Cost $5,784)		6,584

Collateral for Securities Loaned^ (0.2%)
HSBC US Government Money Market Fund, I Shares, 2.00%(g)	1,469,155	1,469
Total Collateral for Securities Loaned (Cost $1,469)		1,469
Total Investments (Cost $553,696) — 99.2%		661,096
Other assets in excess of liabilities — 0.8%		5,298
NET ASSETS - 100.00%		$666,394

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees; illiquid securities were 0.3% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of August 31, 2019.
(e)	Rounds to less than $1.
(f)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2019, the fair value of these securities was $2,289 (thousand) and amounted to 0.3% of net assets.

(g)	Rate disclosed is the daily yield on August 31, 2019.
(h)	No explicit date, expiration is subject to contingencies. Rights entitle the Fund to additional share of Pan American, contingent upon re-opening of commercial mining operations.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Treasury Money Market Trust	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (47.4%)
U.S. Treasury Bills
1.68%, 9/5/19 (a)	$202,600	$202,553
1.39%, 9/12/19 (a)	55,000	54,960
2.24%, 9/19/19 (a)	75,000	74,912
2.32%, 10/3/19 (a)	11,600	11,575
2.31%, 10/10/19 (a)	142,300	141,936
2.23%, 10/17/19 (a)	156,400	155,945
2.15%, 10/24/19 (a)	143,400	142,939
2.31%, 11/7/19 (a)	99,000	98,570
2.12%, 11/14/19 (a)	11,900	11,848
2.14%, 11/21/19 (a)	1,900	1,891
2.28%, 12/5/19 (a)	82,700	82,201
1.87%, 12/12/19 (a)	100,000	99,468
1.87%, 12/19/19 (a)	100,000	99,432
U.S. Treasury Notes
1.00%, 10/15/19	106,100	105,943
2.01%, 10/31/19 (a)	504,000	504,045
3.38%, 11/15/19	14,900	14,932
1.96%, 1/31/20	392,000	391,940
1.99%, 4/30/20	150,000	150,003
2.00%, 7/31/20	100,000	99,924
Total U.S. Treasury Obligations (Cost $2,445,017)		2,445,017

Repurchase Agreements (51.6%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 2.17%, Purchased on 8/30/19, with maturity date of 9/3/19, value of $2,661,641,597, collateralized by U.S. Treasury Notes, 1.88%-2.50%, 12/31/21-4/15/22, fair value $2,714,220,627	2,661,000,000	2,661,000
Total Repurchase Agreements (Cost $2,661,000)		2,661,000
Total Investments (Cost $5,106,017) — 99.0%		5,106,017
Other assets in excess of liabilities — 1.0%		52,981
NET ASSETS - 100.00%		$5,158,998

(a)	Rate represents the effective yield at August 31, 2019.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA World Growth Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)

Australia (2.0%):

Financials (0.7%):
Macquarie Group Ltd.	119,447	$9,956

Health Care (1.3%):
CSL Ltd.	103,530	16,766
		26,722
Austria (0.1%):

Financials (0.1%):
Erste Group Bank AG	31,620	1,017

Belgium (0.3%):

Information Technology (0.3%):
Melexis NV	68,682	4,361

Bermuda (0.4%):

Industrials (0.4%):
Triton International Ltd.	148,000	4,758

Brazil (0.1%):

Consumer Staples (0.1%):
Ambev SA	243,629	1,102

Canada (2.6%):

Energy (0.5%):
Parex Resources, Inc. (a)	463,127	7,093

Industrials (1.8%):
Canadian National Railway Co.	70,148	6,463
Canadian Pacific Railway Ltd.	74,458	17,931
		24,394
Materials (0.3%):
Kirkland Lake Gold Ltd.	84,814	4,125
		35,612
China (1.7%):

Communication Services (1.1%):
Tencent Holdings Ltd.	361,800	14,938

Financials (0.6%):
Industrial & Commercial Bank of China Ltd., Class H	13,187,000	8,317
		23,255
Curacao (0.1%):

Energy (0.1%):
Schlumberger Ltd.	34,299	1,112

Denmark (0.9%):

Consumer Staples (0.9%):
Carlsberg A/S, Class B	15,873	2,345
Royal Unibrew A/S	116,763	10,122
		12,467
France (6.6%):

Consumer Discretionary (2.2%):
Compagnie Generale des Etablissements Michelin SCA	54,038	5,688

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hermes International	1,106	$755
LVMH Moet Hennessy Louis Vuitton SE	58,095	23,165
		29,608
Consumer Staples (0.9%):
Danone SA	70,319	6,299
Pernod Ricard SA	33,448	6,385
		12,684
Energy (0.6%):
Total SA	162,318	8,105

Financials (1.0%):
BNP Paribas SA	286,623	12,918

Health Care (0.1%):
Essilor Luxottica SA	9,937	1,467

Industrials (0.8%):
Legrand SA	48,487	3,423
Schneider Electric SE	87,191	7,302
		10,725
Materials (1.0%):
Air Liquide SA	25,172	3,507
Arkema SA	107,973	9,483
		12,990
		88,497
Germany (1.5%):

Financials (0.1%):
Deutsche Boerse AG	10,111	1,486

Health Care (0.7%):
Bayer AG, Registered Shares	84,725	6,296
Merck KGaA	28,165	3,017
		9,313
Industrials (0.7%):
Brenntag AG	36,480	1,760
MTU Aero Engines Holding AG	10,200	2,791
Washtec AG	95,019	5,083
		9,634
		20,433
Hong Kong (0.4%):

Energy (0.4%):
CNOOC Ltd.	3,539,792	5,244

Indonesia (0.6%):

Communication Services (0.6%):
PT Telekomunikasi Indonesia Persero TBK	25,822,300	8,122

Ireland (1.9%):

Communication Services (0.2%):
WPP PLC	284,722	3,368

Industrials (1.0%):
Eaton Corp. PLC	162,400	13,109

Information Technology (0.7%):
Accenture PLC, Class A	47,209	9,355
		25,832

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Israel (0.3%):

Information Technology (0.3%):
Check Point Software Technologies Ltd. (a)	37,215	$4,008

Italy (2.4%):

Financials (0.8%):
Banca Generali SpA	365,595	10,900

Health Care (0.6%):
Recordati SpA	179,003	7,853

Utilities (1.0%):
Enel SpA	1,953,252	14,169
		32,922
Japan (6.6%):

Consumer Discretionary (1.8%):
Hikari Tsushin, Inc.	37,200	8,711
Toyota Motor Corp.	191,200	12,523
United Arrows Ltd.	102,800	3,092
		24,326
Financials (0.8%):
Jafco Co. Ltd.	127,900	4,474
Resona Holdings, Inc.	1,717,500	6,732
		11,206
Health Care (1.8%):
As One Corp.	105,400	9,378
Hoya Corp.	147,400	11,986
Olympus Corp.	271,800	3,179
		24,543
Industrials (1.6%):
en-japan, Inc.	125,400	4,660
Hitachi Construction Machinery Co. Ltd.	264,800	5,645
Kubota Corp.	282,700	4,051
Kyowa Exeo Corp.	136,000	3,273
OKUMA Corp.	85,900	4,194
		21,823
Information Technology (0.3%):
Ulvac, Inc.	108,100	4,390

Materials (0.3%):
DIC Corp.	122,700	3,238
		89,526
Korea, Republic Of (0.9%):

Information Technology (0.9%):
Samsung Electronics Co. Ltd.	331,484	12,071

Macau (0.6%):

Consumer Discretionary (0.6%):
Sands China Ltd.	124,800	565
Wynn Macau Ltd.	3,456,000	6,888
		7,453
Mexico (0.4%):

Financials (0.1%):
Grupo Financiero Banorte SAB de CV	162,345	874

Industrials (0.3%):
Promotora y Operadora de Infraestructura SAB de CV	567,519	4,752
		5,626

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Netherlands (1.6%):

Consumer Staples (0.2%):
Heineken NV	29,747	$3,164

Industrials (1.1%):
Wolters Kluwer NV	199,452	14,356

Materials (0.3%):
Akzo Nobel NV	48,624	4,358
		21,878
Norway (0.6%):

Energy (0.3%):
Aker BP ASA	138,104	3,650

Financials (0.3%):
SpareBank 1 SMN	466,280	4,912
		8,562
Russian Federation (0.3%):

Materials (0.3%):
Evraz PLC	665,361	4,018

Singapore (1.0%):

Financials (1.0%):
Singapore Exchange Ltd.	2,362,200	13,948

Spain (0.3%):

Industrials (0.3%):
Aena SME SA (b)	21,932	3,959

Sweden (1.8%):

Consumer Staples (0.6%):
Essity AB, Class B	248,476	7,764

Industrials (1.2%):
Atlas Copco AB, Class B	426,101	11,373
Nolato AB, Class B	84,175	4,513
		15,886
		23,650
Switzerland (3.3%):

Consumer Discretionary (0.2%):
Compagnie Financiere Richemont SA, Registered Shares	41,669	3,239

Consumer Staples (0.8%):
Nestle SA, Registered Shares	91,765	10,316

Financials (0.3%):
Julius Baer Group Ltd.	31,414	1,248
UBS Group AG, Registered Shares	244,338	2,595
		3,843
Health Care (1.9%):
Roche Holding AG	91,254	24,945
Sonova Holding AG, Registered Shares	3,502	814
		25,759
Industrials (0.1%):
Adecco Group AG	29,073	1,535
		44,692
Thailand (0.1%):

Financials (0.1%):
Kasikornbank PCL	112,000	586

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
United Kingdom (6.8%):

Consumer Discretionary (1.2%):
Aptiv PLC	20,241	$1,683
Burberry Group PLC	70,427	1,864
Compass Group PLC	139,319	3,533
Next PLC	103,724	7,507
Whitbread PLC	33,406	1,781
		16,368
Consumer Staples (2.4%):
Britvic PLC	470,295	4,974
Diageo PLC	318,488	13,633
Reckitt Benckiser Group PLC	86,354	6,748
Unilever PLC	105,010	6,633
		31,988
Financials (0.9%):
Aon PLC	21,521	4,193
Close Brothers Group PLC	174,579	2,744
HSBC Holdings PLC	769,807	5,542
		12,479
Industrials (0.5%):
RELX PLC	272,007	6,526

Materials (1.8%):
Croda International PLC	75,853	4,354
Linde PLC	37,305	7,028
Rio Tinto PLC	247,928	12,565
		23,947
		91,308
United States (52.1%):

Communication Services (5.7%):
Alphabet, Inc., Class C (a)	15,871	18,856
Comcast Corp., Class A	238,199	10,543
Facebook, Inc., Class A (a)	94,800	17,601
Omnicom Group, Inc.	20,626	1,569
The Walt Disney Co.	55,727	7,649
Verizon Communications, Inc.	346,314	20,142
		76,360
Consumer Discretionary (5.2%):
Amazon.com, Inc. (a)	11,988	21,294
eBay, Inc.	77,319	3,115
Harley-Davidson, Inc.	27,141	866
Marriott International, Inc., Class A	14,520	1,830
McDonald’s Corp.	79,500	17,329
Ross Stores, Inc.	107,545	11,401
Sally Beauty Holdings, Inc. (a)	43,431	531
The TJX Cos., Inc.	241,288	13,264
Wynn Resorts Ltd.	5,076	559
		70,189
Consumer Staples (4.9%):
Colgate-Palmolive Co.	289,918	21,497
Kellogg Co.	46,120	2,896
PepsiCo, Inc.	177,148	24,222
The Estee Lauder Cos., Inc.	86,951	17,215
		65,830
Energy (1.5%):
ConocoPhillips	189,600	9,893
National Oilwell Varco, Inc.	23,730	485

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Phillips 66	107,805	$10,633
		21,011
Financials (7.6%):
American Express Co.	37,337	4,494
Bank of America Corp.	593,300	16,322
CME Group, Inc.	24,600	5,345
JPMorgan Chase & Co.	172,249	18,923
MSCI, Inc.	67,700	15,885
State Street Corp.	70,536	3,619
TD Ameritrade Holding Corp.	51,222	2,275
The Bank of New York Mellon Corp.	98,934	4,161
The Goldman Sachs Group, Inc.	17,530	3,575
The PNC Financial Services Group, Inc.	91,200	11,758
The Progressive Corp.	205,100	15,547
		101,904
Health Care (8.5%):
Abbott Laboratories	63,073	5,381
Amedisys, Inc. (a)	75,753	9,750
Amgen, Inc.	83,012	17,318
CVS Health Corp.	81,254	4,950
Eli Lilly & Co.	125,300	14,155
Johnson & Johnson	157,858	20,263
Medtronic PLC	103,817	11,201
Stryker Corp.	31,823	7,022
The Cooper Co., Inc.	12,058	3,735
Thermo Fisher Scientific, Inc.	38,376	11,016
Waters Corp. (a)	18,037	3,822
Zimmer Biomet Holdings, Inc.	46,758	6,509
		115,122
Industrials (4.8%):
3M Co.	79,602	12,873
Equifax, Inc.	23,670	3,465
HD Supply Holdings, Inc. (a)	163,100	6,346
Honeywell International, Inc.	163,221	26,870
Kansas City Southern	54,260	6,826
NOW, Inc. (a)	13,875	165
Resideo Technologies, Inc. (a)	8,515	117
United Parcel Service, Inc., Class B	41,599	4,936
United Technologies Corp.	26,416	3,440
		65,038
Information Technology (11.3%):
Amphenol Corp., Class A	19,217	1,682
Apple, Inc.	132,695	27,699
Cisco Systems, Inc.	381,572	17,861
Cognizant Technology Solutions Corp., Class A	54,914	3,371
Mastercard, Inc., Class A	94,519	26,595
Microchip Technology, Inc.	15,848	1,368
Microsoft Corp.	287,842	39,682
Oracle Corp.	93,687	4,877
PayPal Holdings, Inc. (a)	22,460	2,449
Texas Instruments, Inc.	129,846	16,069
Visa, Inc., Class A	63,094	11,409
		153,062
Materials (0.3%):
PPG Industries, Inc.	35,290	3,910

Real Estate (1.0%):
Liberty Property Trust	256,766	13,383

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	August 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (1.3%):
MGE Energy, Inc.	224,854	$17,055
		702,864
Total Common Stocks (Cost $1,132,837)		1,325,605

Preferred Stocks (0.5%)

Brazil (0.5%):

Financials (0.5%):
Itau Unibanco Holding SA	798,700	6,547
Total Preferred Stocks (Cost $7,786)		6,547
Total Investments (Cost $1,140,623) — 98.8%		1,332,152
Other assets in excess of liabilities — 1.2%		15,871
NET ASSETS - 100.00%		$1,348,023

(a)	Non-income producing security.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of August 31, 2019, the Value of these securities was $3,959 (thousand) and amounted to 0.3% of net assets.

PCL—Public Company Limited

PLC—Public Limited Company